UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2025, originally filed with the Securities and Exchange Commission on December 5, 2025 (Inline Viewer: SELECT SECTOR SPDR TRUST N-CSR 2025-09-30). The purpose of this amendment is to update the Statement of Assets and Liabilities, Statement of Changes in Net Assets, Financial Highlights and Note 13. (Subsequent Events) of each of the State Street Consumer Discretionary Select Sector SPDR ETF, State Street Energy Select Sector SPDR ETF, State Street Materials Select Sector SPDR ETF, State Street Technology Select Sector SPDR ETF and State Street Utilities Select Sector SPDR ETF to reflect 2:1 share splits in each. The share splits occurred after the close of business on December 4, 2025, which was after the audit opinion date of the financial statements of November 24, 2025, and after the issuance date of the financial statements, which were posted to the Registrant’s website on November 26, 2025, but prior to the issuance of the Registrant’s annual registration statement. In addition, given the timing of this amended N-CSR filing, the Registrant updated the names of each Series of the Registrant, that became effective December 1, 2025, throughout this amended N-CSR filing, which was disclosed only in Note 13 (Subsequent Events) in the original filing noted above.

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

State Street® Communication Services Select Sector SPDR® ETF

(formerly The Communication Services Select Sector SPDR® Fund)

XLC

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street® Communication Services Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLC. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF. This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Communication Services Select Sector SPDR® ETF	$9	0.08%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly elected Trump administration. This injected some market volatility into the mix, but as the early economic data revealed the tariffs’ impact to be less than feared, markets resumed their upward march. To a large degree, this continued to be driven by artificial intelligence ("A.I."), with news of significant A.I.-related investments allowing investors to shrug off concerns of excessive valuations. While mega-cap tech-related firms such as Alphabet Inc. and Meta Platforms drove early gains through A.I.-driven advertising and cost efficiencies, defensive players like broadband providers helped stabilize the sector amid broader market fluctuations.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLC	S&P 500 Index	Communications Services Select Sector Index
06/18/18	$10,000	$10,000	$10,000
06/30/18	$9,880	$9,804	$9,882
07/31/18	$9,689	$10,169	$9,690
08/31/18	$9,836	$10,500	$9,839
09/30/18	$9,822	$10,560	$9,825
10/31/18	$9,241	$9,838	$9,245
11/30/18	$9,037	$10,039	$9,042
12/31/18	$8,302	$9,132	$8,305
01/31/19	$9,280	$9,864	$9,287
02/28/19	$9,234	$10,181	$9,242
03/31/19	$9,426	$10,379	$9,432
04/30/19	$10,097	$10,799	$10,106
05/31/19	$9,493	$10,113	$9,502
06/30/19	$9,943	$10,825	$9,953
07/31/19	$10,257	$10,981	$10,269
08/31/19	$10,013	$10,807	$10,025
09/30/19	$10,025	$11,009	$10,038
10/31/19	$10,244	$11,248	$10,259
11/30/19	$10,638	$11,656	$10,655
12/31/19	$10,894	$12,008	$10,912
01/31/20	$10,948	$12,003	$10,968
02/29/20	$10,312	$11,015	$10,330
03/31/20	$8,998	$9,654	$9,015
04/30/20	$10,234	$10,892	$10,256
05/31/20	$10,999	$11,411	$11,024
06/30/20	$11,026	$11,638	$11,051
07/31/20	$11,845	$12,294	$11,872
08/31/20	$12,907	$13,178	$12,939
09/30/20	$12,136	$12,677	$12,165
10/31/20	$12,087	$12,340	$12,117
11/30/20	$13,353	$13,691	$13,391
12/31/20	$13,816	$14,217	$13,857
01/31/21	$13,695	$14,073	$13,736
02/28/21	$14,655	$14,461	$14,703
03/31/21	$15,027	$15,095	$15,077
04/30/21	$15,996	$15,900	$16,052
05/31/21	$16,146	$16,011	$16,203
06/30/21	$16,628	$16,385	$16,689
07/31/21	$16,924	$16,774	$16,989
08/31/21	$17,583	$17,284	$17,651
09/30/21	$16,489	$16,481	$16,554
10/31/21	$16,522	$17,635	$16,588
11/30/21	$15,513	$17,513	$15,577
12/31/21	$16,012	$18,298	$16,080
01/31/22	$15,246	$17,351	$15,311
02/28/22	$14,109	$16,832	$14,168
03/31/22	$14,208	$17,457	$14,271
04/30/22	$12,210	$15,934	$12,262
05/31/22	$12,438	$15,963	$12,492
06/30/22	$11,241	$14,646	$11,291
07/31/22	$11,676	$15,996	$11,729
08/31/22	$11,266	$15,344	$11,318
09/30/22	$9,941	$13,931	$9,984
10/31/22	$10,009	$15,059	$10,048
11/30/22	$10,696	$15,900	$10,740
12/31/22	$9,983	$14,984	$10,024
01/31/23	$11,461	$15,926	$11,513
02/28/23	$11,133	$15,537	$11,185
03/31/23	$12,098	$16,107	$12,157
04/30/23	$12,498	$16,359	$12,560
05/31/23	$12,984	$16,430	$13,050
06/30/23	$13,602	$17,516	$13,672
07/31/23	$14,373	$18,078	$14,449
08/31/23	$14,154	$17,790	$14,230
09/30/23	$13,742	$16,942	$13,816
10/31/23	$13,560	$16,586	$13,628
11/30/23	$14,615	$18,101	$14,691
12/31/23	$15,259	$18,923	$15,341
01/31/24	$15,940	$19,241	$16,029
02/29/24	$16,686	$20,268	$16,782
03/31/24	$17,198	$20,920	$17,299
04/30/24	$16,403	$20,066	$16,499
05/31/24	$17,527	$21,061	$17,631
06/30/24	$18,082	$21,817	$18,191
07/31/24	$18,125	$22,082	$18,236
08/31/24	$18,438	$22,618	$18,550
09/30/24	$19,146	$23,101	$19,266
10/31/24	$19,498	$22,891	$19,622
11/30/24	$20,832	$24,235	$20,967
12/31/24	$20,544	$23,657	$20,679
01/31/25	$21,740	$24,316	$21,887
02/28/25	$21,661	$23,999	$21,808
03/31/25	$20,538	$22,647	$20,679
04/30/25	$20,343	$22,493	$20,484
05/31/25	$21,603	$23,909	$21,755
06/30/25	$23,164	$25,125	$23,332
07/31/25	$22,930	$25,689	$23,097
08/31/25	$23,766	$26,209	$23,911
09/30/25	$25,355	$27,166	$25,514

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 06/18/18
XLC	32.43%	15.88%	13.62%
S&P 500 Index	17.60%	16.47%	14.70%
Communications Services Select Sector Index	32.43%	15.97%	13.72%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$27,469,331,852
  Number of Portfolio Holdings27
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$6,427,451

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Interactive Media & Services	31.4%
Entertainment	30.8%
Media	24.1%
Diversified Telecommunication Services	9.1%
Wireless Telecommunication Services	4.5%

Top Ten Holdings

Holdings	%
Meta Platforms, Inc., Class A	14.7%
Alphabet, Inc., Class A	8.5%
Alphabet, Inc., Class C	6.8%
Netflix, Inc.	5.8%
Warner Bros Discovery, Inc.	4.9%
Verizon Communications, Inc.	4.6%
AT&T, Inc.	4.5%
T-Mobile U.S., Inc.	4.5%
Electronic Arts, Inc.	4.5%
Comcast Corp., Class A	4.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Communication Services Select Sector SPDR® Fund to State Street® Communication Services Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLC to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLC.

TSR AR XLC

State Street® Consumer Discretionary Select Sector SPDR® ETF

(formerly The Consumer Discretionary Select Sector SPDR® Fund)

XLY

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street® Consumer Discretionary Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLY. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF. This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Discretionary Select Sector SPDR® ETF	$9	0.08%

How did the Fund perform last year and what affected its performance?

As of the end of September 2025, the consumer discretionary sector experienced a dynamic and volatile year, following strong aggregate gains in 2024. Three rate cuts in late 2024 and another in September 2025 boosted investor optimism and a "risk-on" sentiment. At the same time, mixed economic signals like strong GDP growth alongside persistent inflation, created volatility. Some strong data ironically fueled fears that the U.S. Federal Reserve (the "Fed") might slow its easing pace. After a weak first half of 2025, the sector mounted a significant comeback in the third quarter, fueled by the Fed interest rate cuts and resilient consumer spending, particularly among higher-income households.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLY	S&P 500 Index	Consumer Discretionary Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,904	$10,844	$10,907
11/30/15	$10,877	$10,876	$10,881
12/31/15	$10,574	$10,704	$10,579
01/31/16	$10,033	$10,173	$10,038
02/29/16	$10,070	$10,159	$10,076
03/31/16	$10,737	$10,849	$10,749
04/30/16	$10,751	$10,891	$10,763
05/31/16	$10,765	$11,086	$10,778
06/30/16	$10,638	$11,115	$10,650
07/31/16	$11,121	$11,525	$11,136
08/31/16	$10,982	$11,541	$10,997
09/30/16	$10,948	$11,543	$10,964
10/31/16	$10,691	$11,332	$10,707
11/30/16	$11,190	$11,752	$11,210
12/31/16	$11,196	$11,984	$11,217
01/31/17	$11,668	$12,212	$11,692
02/28/17	$11,893	$12,697	$11,920
03/31/17	$12,136	$12,711	$12,165
04/30/17	$12,430	$12,842	$12,461
05/31/17	$12,568	$13,023	$12,601
06/30/17	$12,416	$13,104	$12,450
07/31/17	$12,647	$13,373	$12,684
08/31/17	$12,414	$13,414	$12,451
09/30/17	$12,517	$13,691	$12,556
10/31/17	$12,780	$14,011	$12,821
11/30/17	$13,426	$14,440	$13,470
12/31/17	$13,745	$14,601	$13,794
01/31/18	$15,025	$15,437	$15,083
02/28/18	$14,505	$14,868	$14,560
03/31/18	$14,167	$14,490	$14,221
04/30/18	$14,500	$14,546	$14,557
05/31/18	$14,786	$14,896	$14,847
06/30/18	$15,317	$14,988	$15,383
07/31/18	$15,595	$15,545	$15,665
08/31/18	$16,393	$16,052	$16,469
09/30/18	$16,476	$16,143	$16,555
10/31/18	$14,819	$15,040	$14,891
11/30/18	$15,180	$15,346	$15,256
12/31/18	$13,972	$13,961	$14,040
01/31/19	$15,348	$15,079	$15,426
02/28/19	$15,554	$15,564	$15,634
03/31/19	$16,121	$15,866	$16,208
04/30/19	$16,999	$16,508	$17,095
05/31/19	$15,713	$15,459	$15,801
06/30/19	$16,951	$16,549	$17,050
07/31/19	$17,160	$16,787	$17,263
08/31/19	$17,010	$16,521	$17,114
09/30/19	$17,209	$16,830	$17,314
10/31/19	$17,233	$17,195	$17,339
11/30/19	$17,450	$17,819	$17,559
12/31/19	$17,943	$18,356	$18,060
01/31/20	$17,934	$18,349	$18,053
02/29/20	$16,559	$16,839	$16,666
03/31/20	$14,088	$14,759	$14,182
04/30/20	$16,759	$16,651	$16,875
05/31/20	$17,865	$17,444	$17,990
06/30/20	$18,401	$17,791	$18,532
07/31/20	$19,722	$18,794	$19,865
08/31/20	$21,627	$20,145	$21,788
09/30/20	$21,209	$19,380	$21,366
10/31/20	$20,630	$18,864	$20,784
11/30/20	$22,689	$20,929	$22,862
12/31/20	$23,250	$21,734	$23,433
01/31/21	$23,430	$21,514	$23,616
02/28/21	$23,327	$22,108	$23,515
03/31/21	$24,324	$23,076	$24,524
04/30/21	$25,897	$24,307	$26,113
05/31/21	$25,018	$24,477	$25,229
06/30/21	$25,895	$25,049	$26,118
07/31/21	$26,160	$25,644	$26,388
08/31/21	$26,632	$26,423	$26,866
09/30/21	$26,073	$25,194	$26,304
10/31/21	$29,205	$26,960	$29,468
11/30/21	$29,698	$26,773	$29,968
12/31/21	$29,721	$27,973	$29,995
01/31/22	$26,912	$26,525	$27,162
02/28/22	$25,792	$25,731	$26,033
03/31/22	$26,937	$26,686	$27,191
04/30/22	$23,732	$24,359	$23,956
05/31/22	$22,504	$24,404	$22,719
06/30/22	$20,064	$22,389	$20,255
07/31/22	$23,761	$24,454	$23,993
08/31/22	$22,704	$23,457	$22,926
09/30/22	$20,842	$21,296	$21,042
10/31/22	$21,071	$23,020	$21,276
11/30/22	$21,389	$24,307	$21,599
12/31/22	$18,949	$22,907	$19,128
01/31/23	$21,809	$24,346	$22,019
02/28/23	$21,353	$23,752	$21,559
03/31/23	$22,005	$24,624	$22,220
04/30/23	$21,751	$25,008	$21,965
05/31/23	$22,309	$25,117	$22,531
06/30/23	$25,043	$26,776	$25,300
07/31/23	$25,609	$27,637	$25,874
08/31/23	$25,177	$27,197	$25,439
09/30/23	$23,776	$25,900	$24,021
10/31/23	$22,469	$25,355	$22,702
11/30/23	$24,929	$27,671	$25,191
12/31/23	$26,460	$28,928	$26,743
01/31/24	$25,296	$29,414	$25,568
02/29/24	$27,307	$30,985	$27,603
03/31/24	$27,284	$31,982	$27,582
04/30/24	$26,017	$30,675	$26,302
05/31/24	$26,085	$32,196	$26,373
06/30/24	$27,093	$33,352	$27,397
07/31/24	$27,863	$33,758	$28,178
08/31/24	$27,811	$34,577	$28,128
09/30/24	$29,848	$35,315	$30,196
10/31/24	$29,331	$34,995	$29,675
11/30/24	$33,086	$37,049	$33,480
12/31/24	$33,459	$36,166	$33,862
01/31/25	$34,643	$37,173	$35,061
02/28/25	$32,213	$36,688	$32,602
03/31/25	$29,535	$34,621	$29,892
04/30/25	$29,512	$34,386	$29,872
05/31/25	$32,014	$36,550	$32,407
06/30/25	$32,587	$38,409	$32,989
07/31/25	$33,189	$39,271	$33,600
08/31/25	$34,732	$40,067	$35,166
09/30/25	$35,989	$41,530	$36,440

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLY	20.58%	11.16%	13.66%
S&P 500 Index	17.60%	16.47%	15.30%
Consumer Discretionary Select Sector Index	20.68%	11.27%	13.80%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$24,638,781,880
  Number of Portfolio Holdings53
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$6,478,868

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Hotels, Restaurants & Leisure	24.4%
Automobiles	23.1%
Broadline Retail	22.2%
Specialty Retail	21.1%
Household Durables	4.0%
Textiles, Apparel & Luxury Goods	3.6%
Distributors	0.9%
Auto Components	0.4%
Leisure Products	0.2%

Top Ten Holdings

Holdings	%
Amazon.com, Inc.	21.3%
Tesla, Inc.	20.6%
Home Depot, Inc.	6.7%
McDonald's Corp.	4.3%
Booking Holdings, Inc.	4.1%
TJX Cos., Inc.	3.8%
Lowe's Cos., Inc.	3.3%
DoorDash, Inc., Class A	2.4%
Starbucks Corp.	2.2%
O'Reilly Automotive, Inc.	2.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Consumer Discretionary Select Sector SPDR® Fund to State Street® Consumer Discretionary Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLY to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLY.

TSR AR XLY

State Street® Consumer Staples Select Sector SPDR® ETF

(formerly The Consumer Staples Select Sector SPDR® Fund)

XLP

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street® Consumer Staples Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLP. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF. This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Staples Select Sector SPDR® ETF	$8	0.08%

How did the Fund perform last year and what affected its performance?

The consumer staples sector had an underwhelming fiscal year as the S&P Consumer Staples Select Sector Index lost 3.01% and lagged the broader market, as measured by the S&P 500 Index, by more than 20% over the period. During this time, investors favored high-growth and Artificial Intelligence-related stocks. The sector also faced challenges from elevated interest rates dimming the appeal of their dividend yields and concerns over the increased impact of weight-loss drugs on food and beverage consumption. Additionally, many companies in the sector offered cautious outlooks on future performance, signaling unpredictable shifts in consumer purchasing behavior and the headwinds that affected the sector to persist.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLP	S&P 500 Index	Consumer Staples Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,563	$10,844	$10,566
11/30/15	$10,468	$10,876	$10,471
12/31/15	$10,770	$10,704	$10,778
01/31/16	$10,836	$10,173	$10,846
02/29/16	$10,862	$10,159	$10,874
03/31/16	$11,373	$10,849	$11,388
04/30/16	$11,218	$10,891	$11,234
05/31/16	$11,305	$11,086	$11,323
06/30/16	$11,894	$11,115	$11,915
07/31/16	$11,797	$11,525	$11,819
08/31/16	$11,739	$11,541	$11,762
09/30/16	$11,550	$11,543	$11,573
10/31/16	$11,459	$11,332	$11,483
11/30/16	$10,974	$11,752	$10,995
12/31/16	$11,308	$11,984	$11,333
01/31/17	$11,495	$12,212	$11,522
02/28/17	$12,050	$12,697	$12,081
03/31/17	$12,002	$12,711	$12,034
04/30/17	$12,128	$12,842	$12,161
05/31/17	$12,456	$13,023	$12,493
06/30/17	$12,173	$13,104	$12,209
07/31/17	$12,254	$13,373	$12,291
08/31/17	$12,124	$13,414	$12,162
09/30/17	$12,036	$13,691	$12,074
10/31/17	$11,838	$14,011	$11,876
11/30/17	$12,496	$14,440	$12,539
12/31/17	$12,770	$14,601	$12,817
01/31/18	$12,984	$15,437	$13,033
02/28/18	$11,996	$14,868	$12,041
03/31/18	$11,887	$14,490	$11,930
04/30/18	$11,398	$14,546	$11,438
05/31/18	$11,219	$14,896	$11,259
06/30/18	$11,722	$14,988	$11,765
07/31/18	$12,191	$15,545	$12,239
08/31/18	$12,251	$16,052	$12,301
09/30/18	$12,361	$16,143	$12,412
10/31/18	$12,620	$15,040	$12,671
11/30/18	$12,926	$15,346	$12,981
12/31/18	$11,748	$13,961	$11,796
01/31/19	$12,341	$15,079	$12,394
02/28/19	$12,570	$15,564	$12,625
03/31/19	$13,051	$15,866	$13,112
04/30/19	$13,425	$16,508	$13,490
05/31/19	$12,938	$15,459	$13,001
06/30/19	$13,620	$16,549	$13,689
07/31/19	$13,938	$16,787	$14,010
08/31/19	$14,234	$16,521	$14,310
09/30/19	$14,480	$16,830	$14,560
10/31/19	$14,417	$17,195	$14,497
11/30/19	$14,612	$17,819	$14,695
12/31/19	$14,973	$18,356	$15,061
01/31/20	$15,021	$18,349	$15,110
02/29/20	$13,776	$16,839	$13,858
03/31/20	$13,027	$14,759	$13,106
04/30/20	$13,934	$16,651	$14,023
05/31/20	$14,166	$17,444	$14,258
06/30/20	$14,135	$17,791	$14,226
07/31/20	$15,100	$18,794	$15,201
08/31/20	$15,800	$20,145	$15,909
09/30/20	$15,540	$19,380	$15,647
10/31/20	$15,079	$18,864	$15,183
11/30/20	$16,212	$20,929	$16,328
12/31/20	$16,491	$21,734	$16,611
01/31/21	$15,669	$21,514	$15,782
02/28/21	$15,471	$22,108	$15,585
03/31/21	$16,749	$23,076	$16,879
04/30/21	$17,086	$24,307	$17,222
05/31/21	$17,386	$24,477	$17,526
06/30/21	$17,295	$25,049	$17,437
07/31/21	$17,664	$25,644	$17,811
08/31/21	$17,868	$26,423	$18,019
09/30/21	$17,124	$25,194	$17,266
10/31/21	$17,724	$26,960	$17,875
11/30/21	$17,471	$26,773	$17,622
12/31/21	$19,311	$27,973	$19,487
01/31/22	$19,032	$26,525	$19,206
02/28/22	$18,780	$25,731	$18,952
03/31/22	$19,062	$26,686	$19,241
04/30/22	$19,538	$24,359	$19,723
05/31/22	$18,734	$24,404	$18,910
06/30/22	$18,284	$22,389	$18,465
07/31/22	$18,872	$24,454	$19,062
08/31/22	$18,526	$23,457	$18,712
09/30/22	$17,015	$21,296	$17,182
10/31/22	$18,544	$23,020	$18,733
11/30/22	$19,692	$24,307	$19,897
12/31/22	$19,152	$22,907	$19,351
01/31/23	$18,940	$24,346	$19,139
02/28/23	$18,504	$23,752	$18,698
03/31/23	$19,284	$24,624	$19,491
04/30/23	$19,985	$25,008	$20,202
05/31/23	$18,749	$25,117	$18,950
06/30/23	$19,279	$26,776	$19,488
07/31/23	$19,685	$27,637	$19,901
08/31/23	$18,909	$27,197	$19,116
09/30/23	$18,008	$25,900	$18,202
10/31/23	$17,759	$25,355	$17,950
11/30/23	$18,494	$27,671	$18,696
12/31/23	$18,987	$28,928	$19,198
01/31/24	$19,230	$29,414	$19,447
02/29/24	$19,641	$30,985	$19,866
03/31/24	$20,283	$31,982	$20,520
04/30/24	$20,058	$30,675	$20,293
05/31/24	$20,532	$32,196	$20,776
06/30/24	$20,491	$33,352	$20,736
07/31/24	$20,830	$33,758	$21,081
08/31/24	$22,077	$34,577	$22,347
09/30/24	$22,337	$35,315	$22,613
10/31/24	$21,558	$34,995	$21,824
11/30/24	$22,377	$37,049	$22,655
12/31/24	$21,299	$36,166	$21,567
01/31/25	$21,417	$37,173	$21,688
02/28/25	$22,506	$36,688	$22,792
03/31/25	$22,247	$34,621	$22,532
04/30/25	$22,309	$34,386	$22,597
05/31/25	$22,581	$36,550	$22,866
06/30/25	$22,221	$38,409	$22,503
07/31/25	$21,889	$39,271	$22,168
08/31/25	$22,158	$40,067	$22,442
09/30/25	$21,654	$41,530	$21,933

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLP	(3.06%)	6.86%	8.03%
S&P 500 Index	17.60%	16.47%	15.30%
Consumer Staples Select Sector Index	(3.01%)	6.99%	8.17%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$16,059,100,914
  Number of Portfolio Holdings40
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$4,824,344

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Consumer Staples Distribution & Retail	30.9%
Food Products	18.8%
Beverages	18.1%
Household Products	17.9%
Tobacco	10.4%
Personal Care Products	3.5%

Top Ten Holdings

Holdings	%
Walmart, Inc.	10.6%
Costco Wholesale Corp.	9.6%
Procter & Gamble Co.	8.4%
Coca-Cola Co.	6.0%
Philip Morris International, Inc.	5.9%
Mondelez International, Inc., Class A	4.6%
Altria Group, Inc.	4.5%
PepsiCo, Inc.	4.5%
Colgate-Palmolive Co.	4.3%
Monster Beverage Corp.	3.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Consumer Staples Select Sector SPDR® Fund to State Street® Consumer Staples Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLP to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLP.

TSR AR XLP

State Street® Energy Select Sector SPDR® ETF

(formerly The Energy Select Sector SPDR® Fund)

XLE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street® Energy Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF. This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Energy Select Sector SPDR® ETF	$8	0.08%

How did the Fund perform last year and what affected its performance?

The Energy Select Sector Index navigated a complex landscape over the past year, shaped by shifting global dynamics and evolving policy signals. Investor sentiment remained cautious amid geopolitical tensions and fluctuating commodity prices, particularly in oil and natural gas markets. Regulatory uncertainty, including global tariff developments and environmental policy debates, added layers of complexity to capital allocation decisions. Despite these headwinds, the sector demonstrated resilience, supported by disciplined capital management and operational efficiencies.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLE	S&P 500 Index	Energy Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$11,109	$10,844	$11,113
11/30/15	$11,102	$10,876	$11,106
12/31/15	$9,939	$10,704	$9,936
01/31/16	$9,601	$10,173	$9,598
02/29/16	$9,338	$10,159	$9,335
03/31/16	$10,274	$10,849	$10,274
04/30/16	$11,194	$10,891	$11,196
05/31/16	$11,099	$11,086	$11,103
06/30/16	$11,404	$11,115	$11,408
07/31/16	$11,262	$11,525	$11,267
08/31/16	$11,452	$11,541	$11,459
09/30/16	$11,872	$11,543	$11,880
10/31/16	$11,533	$11,332	$11,542
11/30/16	$12,518	$11,752	$12,533
12/31/16	$12,722	$11,984	$12,741
01/31/17	$12,312	$12,212	$12,331
02/28/17	$12,063	$12,697	$12,082
03/31/17	$11,892	$12,711	$11,908
04/30/17	$11,534	$12,842	$11,551
05/31/17	$11,127	$13,023	$11,143
06/30/17	$11,106	$13,104	$11,123
07/31/17	$11,403	$13,373	$11,421
08/31/17	$10,789	$13,414	$10,806
09/30/17	$11,871	$13,691	$11,902
10/31/17	$11,779	$14,011	$11,811
11/30/17	$11,988	$14,440	$12,023
12/31/17	$12,588	$14,601	$12,631
01/31/18	$13,058	$15,437	$13,105
02/28/18	$11,648	$14,868	$11,689
03/31/18	$11,845	$14,490	$11,892
04/30/18	$12,962	$14,546	$13,016
05/31/18	$13,351	$14,896	$13,407
06/30/18	$13,435	$14,988	$13,492
07/31/18	$13,629	$15,545	$13,688
08/31/18	$13,167	$16,052	$13,226
09/30/18	$13,490	$16,143	$13,554
10/31/18	$11,959	$15,040	$12,019
11/30/18	$11,767	$15,346	$11,826
12/31/18	$10,304	$13,961	$10,346
01/31/19	$11,462	$15,079	$11,513
02/28/19	$11,727	$15,564	$11,782
03/31/19	$11,974	$15,866	$12,035
04/30/19	$11,988	$16,508	$12,050
05/31/19	$10,659	$15,459	$10,708
06/30/19	$11,643	$16,549	$11,704
07/31/19	$11,442	$16,787	$11,503
08/31/19	$10,513	$16,521	$10,567
09/30/19	$10,916	$16,830	$10,977
10/31/19	$10,680	$17,195	$10,741
11/30/19	$10,857	$17,819	$10,919
12/31/19	$11,521	$18,356	$11,596
01/31/20	$10,249	$18,349	$10,314
02/29/20	$8,786	$16,839	$8,830
03/31/20	$5,677	$14,759	$5,712
04/30/20	$7,423	$16,651	$7,474
05/31/20	$7,576	$17,444	$7,631
06/30/20	$7,490	$17,791	$7,547
07/31/20	$7,129	$18,794	$7,177
08/31/20	$7,059	$20,145	$7,105
09/30/20	$6,038	$19,380	$6,070
10/31/20	$5,780	$18,864	$5,811
11/30/20	$7,408	$20,929	$7,454
12/31/20	$7,741	$21,734	$7,788
01/31/21	$8,033	$21,514	$8,082
02/28/21	$9,836	$22,108	$9,901
03/31/21	$10,110	$23,076	$10,179
04/30/21	$10,179	$24,307	$10,249
05/31/21	$10,768	$24,477	$10,843
06/30/21	$11,223	$25,049	$11,309
07/31/21	$10,284	$25,644	$10,364
08/31/21	$10,086	$26,423	$10,164
09/30/21	$10,985	$25,194	$11,077
10/31/21	$12,114	$26,960	$12,216
11/30/21	$11,494	$26,773	$11,592
12/31/21	$11,844	$27,973	$11,949
01/31/22	$14,071	$26,525	$14,197
02/28/22	$15,077	$25,731	$15,214
03/31/22	$16,460	$26,686	$16,619
04/30/22	$16,206	$24,359	$16,364
05/31/22	$18,765	$24,404	$18,949
06/30/22	$15,598	$22,389	$15,744
07/31/22	$17,082	$24,454	$17,244
08/31/22	$17,532	$23,457	$17,699
09/30/22	$15,857	$21,296	$16,004
10/31/22	$19,815	$23,020	$20,001
11/30/22	$20,086	$24,307	$20,277
12/31/22	$19,474	$22,907	$19,663
01/31/23	$19,998	$24,346	$20,192
02/28/23	$18,626	$23,752	$18,809
03/31/23	$18,616	$24,624	$18,804
04/30/23	$19,134	$25,008	$19,328
05/31/23	$17,214	$25,117	$17,390
06/30/23	$18,406	$26,776	$18,591
07/31/23	$19,847	$27,637	$20,047
08/31/23	$20,171	$27,197	$20,377
09/30/23	$20,662	$25,900	$20,872
10/31/23	$19,475	$25,355	$19,674
11/30/23	$19,326	$27,671	$19,526
12/31/23	$19,341	$28,928	$19,546
01/31/24	$19,243	$29,414	$19,448
02/29/24	$19,861	$30,985	$20,074
03/31/24	$21,955	$31,982	$22,195
04/30/24	$21,759	$30,675	$21,998
05/31/24	$21,666	$32,196	$21,906
06/30/24	$21,373	$33,352	$21,614
07/31/24	$21,848	$33,758	$22,097
08/31/24	$21,380	$34,577	$21,625
09/30/24	$20,755	$35,315	$20,993
10/31/24	$20,944	$34,995	$21,185
11/30/24	$22,562	$37,049	$22,822
12/31/24	$20,410	$36,166	$20,650
01/31/25	$20,898	$37,173	$21,146
02/28/25	$21,690	$36,688	$21,949
03/31/25	$22,437	$34,621	$22,710
04/30/25	$19,333	$34,386	$19,571
05/31/25	$19,601	$36,550	$19,844
06/30/25	$20,538	$38,409	$20,786
07/31/25	$21,114	$39,271	$21,371
08/31/25	$21,877	$40,067	$22,144
09/30/25	$21,817	$41,530	$22,091

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLE	5.12%	29.29%	8.11%
S&P 500 Index	17.60%	16.47%	15.30%
Energy Select Sector Index	5.23%	29.48%	8.25%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$26,863,518,044
  Number of Portfolio Holdings25
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$9,113,599

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Oil, Gas & Consumable Fuels	91.4%
Energy Equipment & Services	8.4%

Top Ten Holdings

Holdings	%
Exxon Mobil Corp.	22.8%
Chevron Corp.	18.1%
ConocoPhillips	7.1%
Williams Cos., Inc.	4.8%
EOG Resources, Inc.	4.1%
Marathon Petroleum Corp.	4.1%
Kinder Morgan, Inc.	3.9%
Phillips 66 Co.	3.9%
Valero Energy Corp.	3.7%
Schlumberger NV	3.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Energy Select Sector SPDR® Fund to State Street® Energy Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLE to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLE.

TSR AR XLE

State Street® Financial Select Sector SPDR® ETF

(formerly The Financial Select Sector SPDR® Fund)

XLF

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street® Financial Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLF. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF. This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Financial Select Sector SPDR® ETF	$9	0.08%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly elected Trump administration. This injected some market volatility into the mix, but as the early economic data revealed the tariffs’ impact to be less than feared, markets resumed their upward march. Over the past year, the financial sector posted a solid total return of over 20% supported by improving earnings, investor optimism about long-term growth, and a favorable interest rate environment. Banks expanded net interest margins while diversified financials and insurance also contributed positively. When the U.S. Federal Reserve finally cut rates in September—the first in a year, markets had fully priced in the move.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLF	S&P 500 Index	Financial Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,621	$10,844	$10,624
11/30/15	$10,821	$10,876	$10,826
12/31/15	$10,589	$10,704	$10,596
01/31/16	$9,652	$10,173	$9,658
02/29/16	$9,367	$10,159	$9,374
03/31/16	$10,051	$10,849	$10,060
04/30/16	$10,390	$10,891	$10,402
05/31/16	$10,599	$11,086	$10,613
06/30/16	$10,262	$11,115	$10,273
07/31/16	$10,624	$11,525	$10,637
08/31/16	$11,028	$11,541	$11,045
09/30/16	$10,736	$11,543	$10,744
10/31/16	$10,981	$11,332	$10,991
11/30/16	$12,506	$11,752	$12,523
12/31/16	$12,991	$11,984	$13,011
01/31/17	$13,021	$12,212	$13,042
02/28/17	$13,695	$12,697	$13,720
03/31/17	$13,318	$12,711	$13,340
04/30/17	$13,204	$12,842	$13,228
05/31/17	$13,046	$13,023	$13,067
06/30/17	$13,882	$13,104	$13,907
07/31/17	$14,120	$13,373	$14,146
08/31/17	$13,892	$13,414	$13,919
09/30/17	$14,602	$13,691	$14,635
10/31/17	$15,028	$14,011	$15,064
11/30/17	$15,552	$14,440	$15,592
12/31/17	$15,854	$14,601	$15,898
01/31/18	$16,876	$15,437	$16,927
02/28/18	$16,405	$14,868	$16,456
03/31/18	$15,698	$14,490	$15,746
04/30/18	$15,639	$14,546	$15,688
05/31/18	$15,497	$14,896	$15,546
06/30/18	$15,199	$14,988	$15,248
07/31/18	$15,997	$15,545	$16,052
08/31/18	$16,216	$16,052	$16,274
09/30/18	$15,855	$16,143	$15,912
10/31/18	$15,106	$15,040	$15,159
11/30/18	$15,527	$15,346	$15,583
12/31/18	$13,778	$13,961	$13,826
01/31/19	$14,991	$15,079	$15,048
02/28/19	$15,352	$15,564	$15,413
03/31/19	$14,951	$15,866	$15,010
04/30/19	$16,294	$16,508	$16,361
05/31/19	$15,126	$15,459	$15,187
06/30/19	$16,141	$16,549	$16,210
07/31/19	$16,534	$16,787	$16,607
08/31/19	$15,733	$16,521	$15,803
09/30/19	$16,459	$16,830	$16,537
10/31/19	$16,854	$17,195	$16,936
11/30/19	$17,700	$17,819	$17,790
12/31/19	$18,173	$18,356	$18,268
01/31/20	$17,703	$18,349	$17,796
02/29/20	$15,726	$16,839	$15,805
03/31/20	$12,369	$14,759	$12,436
04/30/20	$13,549	$16,651	$13,628
05/31/20	$13,915	$17,444	$13,998
06/30/20	$13,871	$17,791	$13,954
07/31/20	$14,391	$18,794	$14,479
08/31/20	$15,005	$20,145	$15,100
09/30/20	$14,486	$19,380	$14,574
10/31/20	$14,368	$18,864	$14,455
11/30/20	$16,792	$20,929	$16,898
12/31/20	$17,840	$21,734	$17,958
01/31/21	$17,539	$21,514	$17,658
02/28/21	$19,549	$22,108	$19,687
03/31/21	$20,680	$23,076	$20,830
04/30/21	$22,035	$24,307	$22,199
05/31/21	$23,086	$24,477	$23,262
06/30/21	$22,397	$25,049	$22,572
07/31/21	$22,298	$25,644	$22,473
08/31/21	$23,438	$26,423	$23,628
09/30/21	$23,002	$25,194	$23,191
10/31/21	$24,676	$26,960	$24,884
11/30/21	$23,274	$26,773	$23,470
12/31/21	$24,044	$27,973	$24,251
01/31/22	$24,055	$26,525	$24,264
02/28/22	$23,729	$25,731	$23,935
03/31/22	$23,684	$26,686	$23,891
04/30/22	$21,349	$24,359	$21,533
05/31/22	$21,931	$24,404	$22,121
06/30/22	$19,541	$22,389	$19,710
07/31/22	$20,946	$24,454	$21,131
08/31/22	$20,524	$23,457	$20,706
09/30/22	$18,937	$21,296	$19,098
10/31/22	$21,203	$23,020	$21,388
11/30/22	$22,691	$24,307	$22,894
12/31/22	$21,506	$22,907	$21,696
01/31/23	$22,978	$24,346	$23,186
02/28/23	$22,450	$23,752	$22,654
03/31/23	$20,313	$24,624	$20,489
04/30/23	$20,955	$25,008	$21,141
05/31/23	$20,051	$25,117	$20,228
06/30/23	$21,390	$26,776	$21,582
07/31/23	$22,423	$27,637	$22,629
08/31/23	$21,830	$27,197	$22,030
09/30/23	$21,147	$25,900	$21,339
10/31/23	$20,625	$25,355	$20,813
11/30/23	$22,869	$27,671	$23,086
12/31/23	$24,098	$28,928	$24,332
01/31/24	$24,828	$29,414	$25,073
02/29/24	$25,857	$30,985	$26,116
03/31/24	$27,085	$31,982	$27,363
04/30/24	$25,953	$30,675	$26,219
05/31/24	$26,769	$32,196	$27,046
06/30/24	$26,531	$33,352	$26,807
07/31/24	$28,247	$33,758	$28,538
08/31/24	$29,516	$34,577	$29,826
09/30/24	$29,355	$35,315	$29,664
10/31/24	$30,142	$34,995	$30,461
11/30/24	$33,235	$37,049	$33,592
12/31/24	$31,428	$36,166	$31,767
01/31/25	$33,484	$37,173	$33,851
02/28/25	$33,956	$36,688	$34,329
03/31/25	$32,528	$34,621	$32,886
04/30/25	$31,850	$34,386	$32,203
05/31/25	$33,256	$36,550	$33,628
06/30/25	$34,313	$38,409	$34,700
07/31/25	$34,295	$39,271	$34,684
08/31/25	$35,362	$40,067	$35,767
09/30/25	$35,411	$41,530	$35,818

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLF	20.63%	19.57%	13.48%
S&P 500 Index	17.60%	16.47%	15.30%
Financial Select Sector Index	20.75%	19.70%	13.61%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$54,144,460,494
  Number of Portfolio Holdings78
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$14,809,511

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Financial Services	29.6%
Banks	26.4%
Capital Markets	25.7%
Insurance	13.8%
Consumer Finance	4.4%

Top Ten Holdings

Holdings	%
Berkshire Hathaway, Inc., Class B	11.9%
JPMorgan Chase & Co.	11.2%
Visa, Inc., Class A	7.5%
Mastercard, Inc., Class A	6.1%
Bank of America Corp.	4.5%
Wells Fargo & Co.	3.5%
Goldman Sachs Group, Inc.	3.1%
Morgan Stanley	2.5%
Citigroup, Inc.	2.4%
American Express Co.	2.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Financial Select Sector SPDR® Fund to State Street® Financial Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLF to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLF.

TSR AR XLF

State Street® Health Care Select Sector SPDR® ETF

(formerly The Health Care Select Sector SPDR® Fund)

XLV

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street® Health Care Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLV. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF. This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Health Care Select Sector SPDR® ETF	$8	0.08%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly elected Trump administration. This injected some market volatility into the mix, but as the early economic data revealed the tariffs’ impact to be less than feared, markets resumed their upward march. To a large degree, this continued to be driven by artificial intelligence ("A.I."), with news of significant A.I. related investments allowing investors to shrug off concerns of excessive valuations. When the U.S. Federal Reserve finally cut rates in September, the first in a year, markets had fully priced in the move. By the end of the reporting period, all major regional market indices ended the period higher, despite intermittent geopolitical and policy obstacles. Notably, the health care sector was not among the primary drivers of equity market outperformance for the year. Despite the broader market’s positive trajectory, the Health Care Select Sector Index ended the year with a negative return of 7.95%. This underperformance highlights investors interest firmly centered on technology and A.I. driven themes during this period.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLV	S&P 500 Index	Health Care Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,769	$10,844	$10,771
11/30/15	$10,723	$10,876	$10,727
12/31/15	$10,912	$10,704	$10,919
01/31/16	$10,084	$10,173	$10,091
02/29/16	$10,034	$10,159	$10,043
03/31/16	$10,306	$10,849	$10,316
04/30/16	$10,606	$10,891	$10,618
05/31/16	$10,837	$11,086	$10,851
06/30/16	$10,949	$11,115	$10,963
07/31/16	$11,483	$11,525	$11,500
08/31/16	$11,103	$11,541	$11,119
09/30/16	$11,045	$11,543	$11,062
10/31/16	$10,323	$11,332	$10,340
11/30/16	$10,528	$11,752	$10,547
12/31/16	$10,603	$11,984	$10,623
01/31/17	$10,838	$12,212	$10,859
02/28/17	$11,532	$12,697	$11,558
03/31/17	$11,482	$12,711	$11,509
04/30/17	$11,660	$12,842	$11,689
05/31/17	$11,752	$13,023	$11,782
06/30/17	$12,290	$13,104	$12,326
07/31/17	$12,383	$13,373	$12,421
08/31/17	$12,606	$13,414	$12,647
09/30/17	$12,724	$13,691	$12,767
10/31/17	$12,625	$14,011	$12,669
11/30/17	$12,991	$14,440	$13,038
12/31/17	$12,904	$14,601	$12,952
01/31/18	$13,760	$15,437	$13,814
02/28/18	$13,145	$14,868	$13,196
03/31/18	$12,739	$14,490	$12,789
04/30/18	$12,892	$14,546	$12,944
05/31/18	$12,920	$14,896	$12,973
06/30/18	$13,128	$14,988	$13,184
07/31/18	$13,993	$15,545	$14,056
08/31/18	$14,602	$16,052	$14,671
09/30/18	$15,027	$16,143	$15,100
10/31/18	$14,022	$15,040	$14,090
11/30/18	$15,007	$15,346	$15,084
12/31/18	$13,716	$13,961	$13,784
01/31/19	$14,377	$15,079	$14,452
02/28/19	$14,544	$15,564	$14,622
03/31/19	$14,615	$15,866	$14,693
04/30/19	$14,232	$16,508	$14,306
05/31/19	$13,896	$15,459	$13,969
06/30/19	$14,815	$16,549	$14,897
07/31/19	$14,579	$16,787	$14,659
08/31/19	$14,505	$16,521	$14,587
09/30/19	$14,479	$16,830	$14,562
10/31/19	$15,215	$17,195	$15,307
11/30/19	$15,979	$17,819	$16,078
12/31/19	$16,550	$18,356	$16,655
01/31/20	$16,100	$18,349	$16,202
02/29/20	$15,030	$16,839	$15,122
03/31/20	$14,449	$14,759	$14,544
04/30/20	$16,270	$16,651	$16,384
05/31/20	$16,803	$17,444	$16,923
06/30/20	$16,403	$17,791	$16,521
07/31/20	$17,282	$18,794	$17,410
08/31/20	$17,740	$20,145	$17,875
09/30/20	$17,360	$19,380	$17,490
10/31/20	$16,721	$18,864	$16,846
11/30/20	$18,043	$20,929	$18,183
12/31/20	$18,745	$21,734	$18,894
01/31/21	$19,009	$21,514	$19,163
02/28/21	$18,608	$22,108	$18,759
03/31/21	$19,335	$23,076	$19,495
04/30/21	$20,097	$24,307	$20,267
05/31/21	$20,475	$24,477	$20,650
06/30/21	$20,950	$25,049	$21,133
07/31/21	$21,972	$25,644	$22,168
08/31/21	$22,492	$26,423	$22,695
09/30/21	$21,244	$25,194	$21,436
10/31/21	$22,336	$26,960	$22,543
11/30/21	$21,666	$26,773	$21,867
12/31/21	$23,604	$27,973	$23,831
01/31/22	$22,009	$26,525	$22,221
02/28/22	$21,784	$25,731	$21,994
03/31/22	$22,990	$26,686	$23,218
04/30/22	$21,909	$24,359	$22,124
05/31/22	$22,222	$24,404	$22,443
06/30/22	$21,625	$22,389	$21,845
07/31/22	$22,341	$24,454	$22,571
08/31/22	$21,051	$23,457	$21,266
09/30/22	$20,506	$21,296	$20,714
10/31/22	$22,491	$23,020	$22,726
11/30/22	$23,569	$24,307	$23,821
12/31/22	$23,119	$22,907	$23,366
01/31/23	$22,686	$24,346	$22,929
02/28/23	$21,643	$23,752	$21,873
03/31/23	$22,122	$24,624	$22,359
04/30/23	$22,800	$25,008	$23,047
05/31/23	$21,823	$25,117	$22,058
06/30/23	$22,770	$26,776	$23,019
07/31/23	$22,999	$27,637	$23,254
08/31/23	$22,842	$27,197	$23,093
09/30/23	$22,168	$25,900	$22,409
10/31/23	$21,455	$25,355	$21,689
11/30/23	$22,611	$27,671	$22,863
12/31/23	$23,580	$28,928	$23,846
01/31/24	$24,287	$29,414	$24,564
02/29/24	$25,064	$30,985	$25,354
03/31/24	$25,658	$31,982	$25,957
04/30/24	$24,354	$30,675	$24,638
05/31/24	$24,932	$32,196	$25,225
06/30/24	$25,405	$33,352	$25,708
07/31/24	$26,076	$33,758	$26,389
08/31/24	$27,401	$34,577	$27,736
09/30/24	$26,942	$35,315	$27,269
10/31/24	$25,696	$34,995	$26,008
11/30/24	$25,767	$37,049	$26,082
12/31/24	$24,169	$36,166	$24,461
01/31/25	$25,805	$37,173	$26,122
02/28/25	$26,187	$36,688	$26,511
03/31/25	$25,743	$34,621	$26,061
04/30/25	$24,789	$34,386	$25,096
05/31/25	$23,415	$36,550	$23,703
06/30/25	$23,893	$38,409	$24,190
07/31/25	$23,115	$39,271	$23,401
08/31/25	$24,355	$40,067	$24,660
09/30/25	$24,789	$41,530	$25,100

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLV	(7.99%)	7.38%	9.50%
S&P 500 Index	17.60%	16.47%	15.30%
Health Care Select Sector Index	(7.95%)	7.49%	9.64%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$34,404,707,044
  Number of Portfolio Holdings62
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$10,764,801

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Pharmaceuticals	31.1%
Health Care Equipment & Supplies	23.0%
Health Care Providers & Services	18.7%
Biotechnology	17.8%
Life Sciences Tools & Services	9.2%

Top Ten Holdings

Holdings	%
Eli Lilly & Co.	12.0%
Johnson & Johnson	8.8%
AbbVie, Inc.	8.1%
UnitedHealth Group, Inc.	6.2%
Abbott Laboratories	4.6%
Merck & Co., Inc.	4.1%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.2%
Amgen, Inc.	3.0%
Pfizer, Inc.	2.9%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Health Care Select Sector SPDR® Fund to State Street® Health Care Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLV to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLV.

TSR AR XLV

State Street® Industrial Select Sector SPDR® ETF

(formerly The Industrial Select Sector SPDR® Fund)

XLI

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street® Industrial Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLI. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF. This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Industrial Select Sector SPDR® ETF	$9	0.08%

How did the Fund perform last year and what affected its performance?

The industrial sector had a strong year but underperformed the broader S&P 500 Index, which was largely driven by the Artificial Intelligence boom benefiting the communication services and information technology sectors. Aerospace and defense was the top performing industry, led by GE Aerospace, which reached a record high as air travel rebounded post-pandemic and increased defense spending boosted financial results. In contrast, United Parcel Service, Inc. detracted from performance due to weaker delivery volumes, rising labor costs, and uncertainty surrounding trade tariffs.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLI	S&P 500 Index	Industrial Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,872	$10,844	$10,875
11/30/15	$10,962	$10,876	$10,966
12/31/15	$10,689	$10,704	$10,693
01/31/16	$10,083	$10,173	$10,087
02/29/16	$10,503	$10,159	$10,509
03/31/16	$11,244	$10,849	$11,255
04/30/16	$11,381	$10,891	$11,395
05/31/16	$11,330	$11,086	$11,345
06/30/16	$11,414	$11,115	$11,428
07/31/16	$11,831	$11,525	$11,848
08/31/16	$11,945	$11,541	$11,958
09/30/16	$11,962	$11,543	$11,976
10/31/16	$11,720	$11,332	$11,735
11/30/16	$12,776	$11,752	$12,798
12/31/16	$12,821	$11,984	$12,845
01/31/17	$13,065	$12,212	$13,092
02/28/17	$13,571	$12,697	$13,602
03/31/17	$13,479	$12,711	$13,510
04/30/17	$13,733	$12,842	$13,766
05/31/17	$13,977	$13,023	$14,013
06/30/17	$14,175	$13,104	$14,214
07/31/17	$14,209	$13,373	$14,249
08/31/17	$14,245	$13,414	$14,288
09/30/17	$14,836	$13,691	$14,885
10/31/17	$14,948	$14,011	$14,999
11/30/17	$15,557	$14,440	$15,615
12/31/17	$15,878	$14,601	$15,941
01/31/18	$16,755	$15,437	$16,824
02/28/18	$16,107	$14,868	$16,175
03/31/18	$15,673	$14,490	$15,741
04/30/18	$15,235	$14,546	$15,301
05/31/18	$15,690	$14,896	$15,761
06/30/18	$15,172	$14,988	$15,240
07/31/18	$16,280	$15,545	$16,356
08/31/18	$16,326	$16,052	$16,405
09/30/18	$16,680	$16,143	$16,763
10/31/18	$14,879	$15,040	$14,951
11/30/18	$15,447	$15,346	$15,526
12/31/18	$13,798	$13,961	$13,865
01/31/19	$15,368	$15,079	$15,447
02/28/19	$16,347	$15,564	$16,437
03/31/19	$16,161	$15,866	$16,249
04/30/19	$16,822	$16,508	$16,917
05/31/19	$15,519	$15,459	$15,604
06/30/19	$16,731	$16,549	$16,829
07/31/19	$16,841	$16,787	$16,942
08/31/19	$16,397	$16,521	$16,497
09/30/19	$16,889	$16,830	$16,996
10/31/19	$17,070	$17,195	$17,180
11/30/19	$17,828	$17,819	$17,947
12/31/19	$17,816	$18,356	$17,936
01/31/20	$17,734	$18,349	$17,856
02/29/20	$16,084	$16,839	$16,191
03/31/20	$12,990	$14,759	$13,085
04/30/20	$14,121	$16,651	$14,227
05/31/20	$14,892	$17,444	$15,010
06/30/20	$15,189	$17,791	$15,311
07/31/20	$15,847	$18,794	$15,976
08/31/20	$17,208	$20,145	$17,353
09/30/20	$17,078	$19,380	$17,221
10/31/20	$16,832	$18,864	$16,974
11/30/20	$19,513	$20,929	$19,685
12/31/20	$19,745	$21,734	$19,921
01/31/21	$18,895	$21,514	$19,064
02/28/21	$20,193	$22,108	$20,378
03/31/21	$21,984	$23,076	$22,194
04/30/21	$22,771	$24,307	$22,992
05/31/21	$23,483	$24,477	$23,713
06/30/21	$22,963	$25,049	$23,188
07/31/21	$23,165	$25,644	$23,394
08/31/21	$23,428	$26,423	$23,663
09/30/21	$21,986	$25,194	$22,208
10/31/21	$23,496	$26,960	$23,736
11/30/21	$22,672	$26,773	$22,906
12/31/21	$23,877	$27,973	$24,128
01/31/22	$22,747	$26,525	$22,987
02/28/22	$22,546	$25,731	$22,787
03/31/22	$23,306	$26,686	$23,557
04/30/22	$21,551	$24,359	$21,784
05/31/22	$21,446	$24,404	$21,680
06/30/22	$19,856	$22,389	$20,076
07/31/22	$21,740	$24,454	$21,984
08/31/22	$21,130	$23,457	$21,367
09/30/22	$18,920	$21,296	$19,128
10/31/22	$21,554	$23,020	$21,791
11/30/22	$23,243	$24,307	$23,503
12/31/22	$22,554	$22,907	$22,806
01/31/23	$23,389	$24,346	$23,653
02/28/23	$23,180	$23,752	$23,443
03/31/23	$23,330	$24,624	$23,597
04/30/23	$23,052	$25,008	$23,317
05/31/23	$22,321	$25,117	$22,579
06/30/23	$24,840	$26,776	$25,128
07/31/23	$25,560	$27,637	$25,858
08/31/23	$25,049	$27,197	$25,342
09/30/23	$23,556	$25,900	$23,831
10/31/23	$22,867	$25,355	$23,135
11/30/23	$24,882	$27,671	$25,176
12/31/23	$26,624	$28,928	$26,941
01/31/24	$26,387	$29,414	$26,703
02/29/24	$28,293	$30,985	$28,635
03/31/24	$29,536	$31,982	$29,898
04/30/24	$28,479	$30,675	$28,828
05/31/24	$28,946	$32,196	$29,304
06/30/24	$28,674	$33,352	$29,030
07/31/24	$30,076	$33,758	$30,452
08/31/24	$30,934	$34,577	$31,323
09/30/24	$31,978	$35,315	$32,383
10/31/24	$31,578	$34,995	$31,979
11/30/24	$33,947	$37,049	$34,380
12/31/24	$31,245	$36,166	$31,648
01/31/25	$32,815	$37,173	$33,240
02/28/25	$32,343	$36,688	$32,763
03/31/25	$31,180	$34,621	$31,587
04/30/25	$31,238	$34,386	$31,648
05/31/25	$33,994	$36,550	$34,443
06/30/25	$35,206	$38,409	$35,674
07/31/25	$36,262	$39,271	$36,747
08/31/25	$36,261	$40,067	$36,750
09/30/25	$36,965	$41,530	$37,465

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLI	15.60%	16.70%	13.97%
S&P 500 Index	17.60%	16.47%	15.30%
Industrial Select Sector Index	15.69%	16.82%	14.12%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$23,918,968,698
  Number of Portfolio Holdings82
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$6,275,374

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Ten Industries

Industries	%
Aerospace & Defense	26.8%
Machinery	18.2%
Ground Transportation	10.9%
Electrical Equipment	10.6%
Professional Services	6.7%
Building Products	6.0%
Commercial Services & Supplies	5.9%
Industrial Conglomerates	4.6%
Trading Companies & Distributors	3.4%
Air Freight & Logistics	3.1%

Top Ten Holdings

Holdings	%
General Electric Co.	6.7%
RTX Corp.	4.7%
Caterpillar, Inc.	4.7%
Uber Technologies, Inc.	4.3%
GE Vernova, Inc.	3.5%
Boeing Co.	3.4%
Eaton Corp. PLC	3.1%
Union Pacific Corp.	3.0%
Honeywell International, Inc.	2.8%
Automatic Data Processing, Inc.	2.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Industrial Select Sector SPDR® Fund to State Street® Industrial Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLI to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLI.

TSR AR XLI

State Street® Materials Select Sector SPDR® ETF

(formerly The Materials Select Sector SPDR® Fund)

XLB

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street® Materials Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLB. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF. This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Materials Select Sector SPDR® ETF	$8	0.08%

How did the Fund perform last year and what affected its performance?

The Materials Select Sector Index navigated a challenging yet transitional year, shaped by macroeconomic headwinds and shifting global dynamics. Early pressure from high interest rates and a slowdown in China weighed on sentiment, particularly in metals and construction inputs. However, the sector found support in late-cycle stimulus measures and easing monetary policy across major economies. Commodity-linked industries like copper and gold benefited from inflation hedging and geopolitical uncertainty. Despite volatility, investor interest returned to select cyclical names, while high-quality, rate-sensitive firms offered defensive appeal.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLB	S&P 500 Index	Materials Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$11,346	$10,844	$11,350
11/30/15	$11,438	$10,876	$11,444
12/31/15	$10,960	$10,704	$10,967
01/31/16	$9,781	$10,173	$9,786
02/29/16	$10,543	$10,159	$10,552
03/31/16	$11,338	$10,849	$11,351
04/30/16	$11,919	$10,891	$11,936
05/31/16	$11,882	$11,086	$11,900
06/30/16	$11,790	$11,115	$11,806
07/31/16	$12,393	$11,525	$12,413
08/31/16	$12,367	$11,541	$12,388
09/30/16	$12,211	$11,543	$12,233
10/31/16	$11,952	$11,332	$11,975
11/30/16	$12,769	$11,752	$12,796
12/31/16	$12,786	$11,984	$12,816
01/31/17	$13,374	$12,212	$13,408
02/28/17	$13,465	$12,697	$13,500
03/31/17	$13,529	$12,711	$13,566
04/30/17	$13,721	$12,842	$13,760
05/31/17	$13,707	$13,023	$13,747
06/30/17	$13,956	$13,104	$14,000
07/31/17	$14,169	$13,373	$14,216
08/31/17	$14,291	$13,414	$14,340
09/30/17	$14,815	$13,691	$14,838
10/31/17	$15,382	$14,011	$15,409
11/30/17	$15,537	$14,440	$15,567
12/31/17	$15,848	$14,601	$15,882
01/31/18	$16,494	$15,437	$16,532
02/28/18	$15,630	$14,868	$15,665
03/31/18	$14,977	$14,490	$15,009
04/30/18	$14,996	$14,546	$15,030
05/31/18	$15,309	$14,896	$15,344
06/30/18	$15,346	$14,988	$15,381
07/31/18	$15,780	$15,545	$15,818
08/31/18	$15,679	$16,052	$15,718
09/30/18	$15,384	$16,143	$15,423
10/31/18	$13,972	$15,040	$14,005
11/30/18	$14,516	$15,346	$14,554
12/31/18	$13,506	$13,961	$13,539
01/31/19	$14,247	$15,079	$14,285
02/28/19	$14,712	$15,564	$14,754
03/31/19	$14,892	$15,866	$14,936
04/30/19	$15,425	$16,508	$15,474
05/31/19	$14,164	$15,459	$14,206
06/30/19	$15,813	$16,549	$15,870
07/31/19	$15,756	$16,787	$15,815
08/31/19	$15,321	$16,521	$15,380
09/30/19	$15,790	$16,830	$15,853
10/31/19	$15,785	$17,195	$15,850
11/30/19	$16,284	$17,819	$16,354
12/31/19	$16,772	$18,356	$16,848
01/31/20	$15,729	$18,349	$15,801
02/29/20	$14,406	$16,839	$14,469
03/31/20	$12,370	$14,759	$12,420
04/30/20	$14,246	$16,651	$14,310
05/31/20	$15,235	$17,444	$15,306
06/30/20	$15,560	$17,791	$15,634
07/31/20	$16,664	$18,794	$16,746
08/31/20	$17,401	$20,145	$17,490
09/30/20	$17,647	$19,380	$17,736
10/31/20	$17,520	$18,864	$17,610
11/30/20	$19,712	$20,929	$19,817
12/31/20	$20,183	$21,734	$20,295
01/31/21	$19,707	$21,514	$19,816
02/28/21	$20,507	$22,108	$20,577
03/31/21	$22,057	$23,076	$22,141
04/30/21	$23,239	$24,307	$23,330
05/31/21	$24,424	$24,477	$24,523
06/30/21	$23,147	$25,049	$23,239
07/31/21	$23,618	$25,644	$23,715
08/31/21	$24,071	$26,423	$24,173
09/30/21	$22,341	$25,194	$22,433
10/31/21	$24,038	$26,960	$24,143
11/30/21	$23,917	$26,773	$24,024
12/31/21	$25,721	$27,973	$25,843
01/31/22	$23,962	$26,525	$24,076
02/28/22	$23,663	$25,731	$23,777
03/31/22	$25,100	$26,686	$25,230
04/30/22	$24,222	$24,359	$24,349
05/31/22	$24,496	$24,404	$24,627
06/30/22	$21,110	$22,389	$21,219
07/31/22	$22,402	$24,454	$22,522
08/31/22	$21,624	$23,457	$21,739
09/30/22	$19,608	$21,296	$19,707
10/31/22	$21,370	$23,020	$21,482
11/30/22	$23,881	$24,307	$24,008
12/31/22	$22,554	$22,907	$22,673
01/31/23	$24,577	$24,346	$24,709
02/28/23	$23,764	$23,752	$23,894
03/31/23	$23,515	$24,624	$23,645
04/30/23	$23,481	$25,008	$23,612
05/31/23	$21,872	$25,117	$21,996
06/30/23	$24,289	$26,776	$24,427
07/31/23	$25,116	$27,637	$25,261
08/31/23	$24,291	$27,197	$24,433
09/30/23	$23,132	$25,900	$23,264
10/31/23	$22,393	$25,355	$22,523
11/30/23	$24,263	$27,671	$24,406
12/31/23	$25,365	$28,928	$25,517
01/31/24	$24,385	$29,414	$24,533
02/29/24	$25,973	$30,985	$26,133
03/31/24	$27,651	$31,982	$27,825
04/30/24	$26,381	$30,675	$26,549
05/31/24	$27,228	$32,196	$27,404
06/30/24	$26,404	$33,352	$26,574
07/31/24	$27,547	$33,758	$27,726
08/31/24	$28,194	$34,577	$28,380
09/30/24	$28,957	$35,315	$29,152
10/31/24	$28,043	$34,995	$28,234
11/30/24	$28,464	$37,049	$28,660
12/31/24	$25,394	$36,166	$25,571
01/31/25	$26,811	$37,173	$27,000
02/28/25	$26,806	$36,688	$26,996
03/31/25	$26,074	$34,621	$26,265
04/30/25	$25,466	$34,386	$25,654
05/31/25	$26,190	$36,550	$26,385
06/30/25	$26,769	$38,409	$26,972
07/31/25	$26,747	$39,271	$26,950
08/31/25	$28,126	$40,067	$28,342
09/30/25	$27,461	$41,530	$27,672

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLB	(5.16%)	9.25%	10.63%
S&P 500 Index	17.60%	16.47%	15.30%
Materials Select Sector Index	(5.08%)	9.30%	10.71%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$5,511,330,451
  Number of Portfolio Holdings29
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$1,593,271

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Chemicals	57.1%
Metals & Mining	18.3%
Containers & Packaging	15.1%
Construction Materials	9.3%

Top Ten Holdings

Holdings	%
Linde PLC	17.2%
Newmont Corp.	7.1%
Sherwin-Williams Co.	6.2%
Ecolab, Inc.	5.4%
Vulcan Materials Co.	4.7%
Air Products & Chemicals, Inc.	4.7%
Martin Marietta Materials, Inc.	4.6%
DuPont de Nemours, Inc.	4.4%
Freeport-McMoRan, Inc.	4.3%
Corteva, Inc.	4.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Materials Select Sector SPDR® Fund to State Street® Materials Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLB to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLB.

TSR AR XLB

State Street® Real Estate Select Sector SPDR® ETF

(formerly The Real Estate Select Sector SPDR® Fund)

XLRE

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street® Real Estate Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLRE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF. This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Real Estate Select Sector SPDR® ETF	$8	0.08%

How did the Fund perform last year and what affected its performance?

The real estate sector performance was mixed over the reporting period. The Fund declined nearly 8% over the first quarter of the reporting period, largely driven by a less dovish stance by the U.S. Federal Reserve which scaled back expectations for rate cuts in 2025. As the macroeconomic conditions stabilized, the Fund recovered about 6% over the remainder of the reporting period. Welltower, Inc. was the top contributor and benefited from increased demand for outpatient services and limited supply. American Tower Corp. lagged after lowering guidance amid operational challenges and regional setbacks.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLRE	S&P 500 Index	Real Estate Select Sector Index
10/07/15	$10,000	$10,000	$10,000
10/31/15	$10,315	$10,425	$10,316
11/30/15	$10,248	$10,456	$10,252
12/31/15	$10,458	$10,291	$10,468
01/31/16	$9,980	$9,781	$9,988
02/29/16	$9,872	$9,768	$9,879
03/31/16	$10,912	$10,430	$10,931
04/30/16	$10,672	$10,471	$10,691
05/31/16	$10,841	$10,659	$10,861
06/30/16	$11,531	$10,686	$11,554
07/31/16	$11,866	$11,080	$11,891
08/31/16	$11,443	$11,096	$11,466
09/30/16	$11,292	$11,098	$11,312
10/31/16	$10,672	$10,895	$10,691
11/30/16	$10,343	$11,299	$10,363
12/31/16	$10,792	$11,522	$10,814
01/31/17	$10,784	$11,741	$10,807
02/28/17	$11,287	$12,207	$11,313
03/31/17	$11,169	$12,221	$11,197
04/30/17	$11,179	$12,347	$11,208
05/31/17	$11,258	$12,521	$11,289
06/30/17	$11,472	$12,599	$11,506
07/31/17	$11,607	$12,858	$11,644
08/31/17	$11,738	$12,897	$11,776
09/30/17	$11,576	$13,163	$11,613
10/31/17	$11,662	$13,470	$11,700
11/30/17	$12,006	$13,883	$12,048
12/31/17	$11,947	$14,038	$11,987
01/31/18	$11,723	$14,842	$11,761
02/28/18	$10,935	$14,295	$10,971
03/31/18	$11,347	$13,931	$11,386
04/30/18	$11,276	$13,985	$11,315
05/31/18	$11,529	$14,322	$11,570
06/30/18	$12,036	$14,410	$12,084
07/31/18	$12,165	$14,946	$12,214
08/31/18	$12,467	$15,433	$12,519
09/30/18	$12,140	$15,521	$12,188
10/31/18	$11,938	$14,460	$11,984
11/30/18	$12,607	$14,755	$12,658
12/31/18	$11,676	$13,422	$11,721
01/31/19	$12,932	$14,498	$12,985
02/28/19	$13,075	$14,964	$13,130
03/31/19	$13,716	$15,254	$13,776
04/30/19	$13,650	$15,872	$13,711
05/31/19	$13,807	$14,863	$13,870
06/30/19	$14,055	$15,911	$14,115
07/31/19	$14,297	$16,139	$14,360
08/31/19	$14,991	$15,884	$15,060
09/30/19	$15,132	$16,181	$15,203
10/31/19	$15,114	$16,531	$15,186
11/30/19	$14,852	$17,132	$14,925
12/31/19	$15,043	$17,649	$15,121
01/31/20	$15,255	$17,642	$15,336
02/29/20	$14,286	$16,189	$14,363
03/31/20	$12,141	$14,190	$12,216
04/30/20	$13,286	$16,009	$13,374
05/31/20	$13,539	$16,771	$13,630
06/30/20	$13,740	$17,105	$13,831
07/31/20	$14,286	$18,069	$14,383
08/31/20	$14,292	$19,368	$14,390
09/30/20	$14,003	$18,632	$14,096
10/31/20	$13,538	$18,137	$13,630
11/30/20	$14,484	$20,122	$14,584
12/31/20	$14,701	$20,896	$14,806
01/31/21	$14,778	$20,685	$14,884
02/28/21	$15,005	$21,255	$15,113
03/31/21	$16,020	$22,186	$16,142
04/30/21	$17,343	$23,370	$17,479
05/31/21	$17,551	$23,533	$17,691
06/30/21	$18,109	$24,083	$18,255
07/31/21	$18,947	$24,655	$19,101
08/31/21	$19,477	$25,404	$19,638
09/30/21	$18,263	$24,223	$18,415
10/31/21	$19,640	$25,920	$19,805
11/30/21	$19,470	$25,740	$19,636
12/31/21	$21,460	$26,894	$21,645
01/31/22	$19,634	$25,502	$19,805
02/28/22	$18,667	$24,739	$18,832
03/31/22	$20,120	$25,657	$20,299
04/30/22	$19,402	$23,420	$19,577
05/31/22	$18,427	$23,463	$18,594
06/30/22	$17,144	$21,526	$17,311
07/31/22	$18,606	$23,511	$18,789
08/31/22	$17,561	$22,552	$17,734
09/30/22	$15,257	$20,475	$15,401
10/31/22	$15,567	$22,133	$15,716
11/30/22	$16,640	$23,370	$16,801
12/31/22	$15,837	$22,023	$15,990
01/31/23	$17,403	$23,407	$17,573
02/28/23	$16,371	$22,836	$16,532
03/31/23	$16,146	$23,674	$16,301
04/30/23	$16,301	$24,044	$16,459
05/31/23	$15,565	$24,148	$15,717
06/30/23	$16,440	$25,744	$16,596
07/31/23	$16,644	$26,571	$16,803
08/31/23	$16,145	$26,148	$16,300
09/30/23	$14,981	$24,901	$15,119
10/31/23	$14,561	$24,378	$14,696
11/30/23	$16,374	$26,604	$16,527
12/31/23	$17,797	$27,813	$17,965
01/31/24	$16,952	$28,280	$17,114
02/29/24	$17,388	$29,790	$17,556
03/31/24	$17,694	$30,748	$17,867
04/30/24	$16,190	$29,493	$16,348
05/31/24	$17,011	$30,955	$17,179
06/30/24	$17,355	$32,066	$17,525
07/31/24	$18,606	$32,456	$18,790
08/31/24	$19,681	$33,243	$19,878
09/30/24	$20,330	$33,953	$20,535
10/31/24	$19,662	$33,645	$19,863
11/30/24	$20,472	$35,620	$20,681
12/31/24	$18,710	$34,771	$18,906
01/31/25	$19,052	$35,740	$19,253
02/28/25	$19,855	$35,273	$20,066
03/31/25	$19,375	$33,286	$19,582
04/30/25	$19,141	$33,060	$19,348
05/31/25	$19,329	$35,141	$19,539
06/30/25	$19,359	$36,928	$19,570
07/31/25	$19,340	$37,757	$19,552
08/31/25	$19,759	$38,522	$19,977
09/30/25	$19,840	$39,928	$20,060

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 10/07/15
XLRE	(2.41%)	7.22%	7.10%
S&P 500 Index	17.60%	16.47%	14.88%
Real Estate Select Sector Index	(2.31%)	7.31%	7.22%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$7,893,227,970
  Number of Portfolio Holdings34
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$2,197,253

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Specialized REITs	40.0%
Health Care REITs	15.5%
Retail REITs	13.0%
Residential REITs	12.4%
Industrial REITs	8.6%
Real Estate Management & Development	7.9%
Office REITs	1.1%
Hotel & Resort REITs	1.1%

Top Ten Holdings

Holdings	%
Welltower, Inc. REIT	9.6%
Prologis, Inc. REIT	8.6%
American Tower Corp. REIT	7.3%
Equinix, Inc. REIT	6.2%
Simon Property Group, Inc. REIT	4.9%
Realty Income Corp. REIT	4.5%
Digital Realty Trust, Inc. REIT	4.5%
Public Storage REIT	4.4%
CBRE Group, Inc., Class A	4.3%
Crown Castle, Inc. REIT	4.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Real Estate Select Sector SPDR® Fund to State Street® Real Estate Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLRE to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLRE.

TSR AR XLRE

State Street® Technology Select Sector SPDR® ETF

(formerly The Technology Select Sector SPDR® Fund)

XLK

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street® Technology Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLK. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF. This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Technology Select Sector SPDR® ETF	$9	0.08%

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by Artificial Intelligence-based growth and strategic integration, demand for innovation, positive earnings and other technology-centered tailwinds, despite hawkish U.S. Federal Reserve signals and valuation concerns. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLK	S&P 500 Index	Technology Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$11,033	$10,844	$11,037
11/30/15	$11,102	$10,876	$11,107
12/31/15	$10,889	$10,704	$10,895
01/31/16	$10,496	$10,173	$10,503
02/29/16	$10,418	$10,159	$10,426
03/31/16	$11,327	$10,849	$11,339
04/30/16	$10,761	$10,891	$10,772
05/31/16	$11,292	$11,086	$11,307
06/30/16	$11,133	$11,115	$11,146
07/31/16	$11,916	$11,525	$11,935
08/31/16	$12,063	$11,541	$12,084
09/30/16	$12,313	$11,543	$12,335
10/31/16	$12,223	$11,332	$12,247
11/30/16	$12,235	$11,752	$12,260
12/31/16	$12,502	$11,984	$12,531
01/31/17	$12,966	$12,212	$12,999
02/28/17	$13,554	$12,697	$13,592
03/31/17	$13,852	$12,711	$13,892
04/30/17	$14,127	$12,842	$14,170
05/31/17	$14,678	$13,023	$14,727
06/30/17	$14,279	$13,104	$14,327
07/31/17	$14,914	$13,373	$14,968
08/31/17	$15,345	$13,414	$15,404
09/30/17	$15,480	$13,691	$15,540
10/31/17	$16,483	$14,011	$16,552
11/30/17	$16,720	$14,440	$16,793
12/31/17	$16,788	$14,601	$16,863
01/31/18	$17,977	$15,437	$18,062
02/28/18	$17,911	$14,868	$17,998
03/31/18	$17,252	$14,490	$17,336
04/30/18	$17,253	$14,546	$17,339
05/31/18	$18,403	$14,896	$18,499
06/30/18	$18,372	$14,988	$18,471
07/31/18	$18,756	$15,545	$18,860
08/31/18	$20,000	$16,052	$20,115
09/30/18	$19,990	$16,143	$20,108
10/31/18	$18,397	$15,040	$18,506
11/30/18	$18,051	$15,346	$18,158
12/31/18	$16,525	$13,961	$16,622
01/31/19	$17,672	$15,079	$17,779
02/28/19	$18,886	$15,564	$19,005
03/31/19	$19,793	$15,866	$19,922
04/30/19	$21,061	$16,508	$21,204
05/31/19	$19,234	$15,459	$19,362
06/30/19	$20,983	$16,549	$21,130
07/31/19	$21,681	$16,787	$21,834
08/31/19	$21,357	$16,521	$21,510
09/30/19	$21,677	$16,830	$21,836
10/31/19	$22,516	$17,195	$22,685
11/30/19	$23,722	$17,819	$23,906
12/31/19	$24,782	$18,356	$24,980
01/31/20	$25,760	$18,349	$25,971
02/29/20	$23,889	$16,839	$24,080
03/31/20	$21,814	$14,759	$22,000
04/30/20	$24,818	$16,651	$25,036
05/31/20	$26,563	$17,444	$26,802
06/30/20	$28,451	$17,791	$28,716
07/31/20	$30,044	$18,794	$30,329
08/31/20	$33,641	$20,145	$33,971
09/30/20	$31,838	$19,380	$32,148
10/31/20	$30,211	$18,864	$30,508
11/30/20	$33,656	$20,929	$33,994
12/31/20	$35,579	$21,734	$35,945
01/31/21	$35,247	$21,514	$35,612
02/28/21	$35,735	$22,108	$36,107
03/31/21	$36,336	$23,076	$36,720
04/30/21	$38,241	$24,307	$38,652
05/31/21	$37,889	$24,477	$38,301
06/30/21	$40,518	$25,049	$40,963
07/31/21	$42,079	$25,644	$42,546
08/31/21	$43,574	$26,423	$44,062
09/30/21	$41,050	$25,194	$41,513
10/31/21	$44,398	$26,960	$44,904
11/30/21	$46,324	$26,773	$46,857
12/31/21	$47,865	$27,973	$48,423
01/31/22	$44,643	$26,525	$45,167
02/28/22	$42,415	$25,731	$42,914
03/31/22	$43,778	$26,686	$44,300
04/30/22	$39,014	$24,359	$39,481
05/31/22	$38,747	$24,404	$39,214
06/30/22	$35,154	$22,389	$35,586
07/31/22	$39,866	$24,454	$40,362
08/31/22	$37,399	$23,457	$37,864
09/30/22	$32,915	$21,296	$33,323
10/31/22	$35,444	$23,020	$35,886
11/30/22	$37,710	$24,307	$38,187
12/31/22	$34,601	$22,907	$35,037
01/31/23	$37,811	$24,346	$38,291
02/28/23	$37,965	$23,752	$38,448
03/31/23	$42,080	$24,624	$42,624
04/30/23	$42,025	$25,008	$42,571
05/31/23	$45,737	$25,117	$46,337
06/30/23	$48,568	$26,776	$49,206
07/31/23	$49,792	$27,637	$50,450
08/31/23	$49,026	$27,197	$49,677
09/30/23	$45,864	$25,900	$46,473
10/31/23	$45,902	$25,355	$46,514
11/30/23	$51,808	$27,671	$52,505
12/31/23	$53,971	$28,928	$54,704
01/31/24	$55,444	$29,414	$56,201
02/29/24	$58,087	$30,985	$58,884
03/31/24	$58,546	$31,982	$59,357
04/30/24	$55,138	$30,675	$55,905
05/31/24	$59,027	$32,196	$59,853
06/30/24	$63,661	$33,352	$64,556
07/31/24	$61,556	$33,758	$62,426
08/31/24	$62,016	$34,577	$62,897
09/30/24	$63,655	$35,315	$64,567
10/31/24	$62,673	$34,995	$63,575
11/30/24	$65,866	$37,049	$66,817
12/31/24	$65,641	$36,166	$66,597
01/31/25	$65,183	$37,173	$66,136
02/28/25	$63,707	$36,688	$64,641
03/31/25	$58,402	$34,621	$59,264
04/30/25	$59,465	$34,386	$60,347
05/31/25	$65,367	$36,550	$66,341
06/30/25	$71,757	$38,409	$72,835
07/31/25	$74,359	$39,271	$75,481
08/31/25	$74,337	$40,067	$75,464
09/30/25	$80,002	$41,530	$81,220

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLK	25.68%	20.24%	23.11%
S&P 500 Index	17.60%	16.47%	15.30%
Technology Select Sector Index	25.79%	20.37%	23.30%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$90,179,468,119
  Number of Portfolio Holdings71
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$21,871,678

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Software	36.2%
Semiconductors & Semiconductor Equipment	35.9%
Technology Hardware, Storage & Peripherals	14.5%
IT Services	4.8%
Communications Equipment	4.7%
Electronic Equipment, Instruments & Components	3.8%

Top Ten Holdings

Holdings	%
NVIDIA Corp.	14.9%
Microsoft Corp.	12.6%
Apple, Inc.	12.3%
Broadcom, Inc.	5.1%
Palantir Technologies, Inc., Class A	3.8%
Oracle Corp.	3.7%
Cisco Systems, Inc.	2.5%
International Business Machines Corp.	2.4%
Advanced Micro Devices, Inc.	2.4%
Salesforce, Inc.	2.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Technology Select Sector SPDR® Fund to State Street® Technology Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLK to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLK.

TSR AR XLK

State Street® Utilities Select Sector SPDR® ETF

(formerly The Utilities Select Sector SPDR® Fund)

XLU

Principal Listing Exchange: NYSE Arca Exchange

Annual Shareholder Report

September 30, 2025

This annual shareholder report contains important information about the State Street® Utilities Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2024 through September 30, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLU. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF. This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Utilities Select Sector SPDR® ETF	$8	0.08%

How did the Fund perform last year and what affected its performance?

The reporting period’s market environment was shaped first by moderating inflation and speculation on the timing of rate cuts, and then by a tariff war introduced by the newly elected Trump administration. This injected some market volatility into the mix, but as the early economic data revealed the tariffs’ impact to be less than feared, markets resumed their upward march. Despite positive performance, the utilities sector lagged the broader market and the high-flying growth segments of the market due to it being considered more of a defensive sector. Utility companies benefited from a surge in electricity demand from data centers and artificial intelligence infrastructure, though concerns around regulatory pushback and inflation remain.

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

	XLU	S&P 500 Index	Utilities Select Sector Index
09/30/15	$10,000	$10,000	$10,000
10/31/15	$10,109	$10,844	$10,111
11/30/15	$9,893	$10,876	$9,895
12/31/15	$10,101	$10,704	$10,108
01/31/16	$10,596	$10,173	$10,606
02/29/16	$10,802	$10,159	$10,813
03/31/16	$11,663	$10,849	$11,682
04/30/16	$11,381	$10,891	$11,400
05/31/16	$11,552	$11,086	$11,573
06/30/16	$12,445	$11,115	$12,476
07/31/16	$12,358	$11,525	$12,389
08/31/16	$11,665	$11,541	$11,693
09/30/16	$11,706	$11,543	$11,739
10/31/16	$11,806	$11,332	$11,841
11/30/16	$11,170	$11,752	$11,203
12/31/16	$11,717	$11,984	$11,757
01/31/17	$11,869	$12,212	$11,904
02/28/17	$12,489	$12,697	$12,532
03/31/17	$12,464	$12,711	$12,509
04/30/17	$12,560	$12,842	$12,607
05/31/17	$13,087	$13,023	$13,141
06/30/17	$12,732	$13,104	$12,786
07/31/17	$13,041	$13,373	$13,098
08/31/17	$13,464	$13,414	$13,524
09/30/17	$13,097	$13,691	$13,154
10/31/17	$13,603	$14,011	$13,665
11/30/17	$13,975	$14,440	$14,042
12/31/17	$13,125	$14,601	$13,179
01/31/18	$12,726	$15,437	$12,778
02/28/18	$12,235	$14,868	$12,283
03/31/18	$12,692	$14,490	$12,746
04/30/18	$12,956	$14,546	$13,014
05/31/18	$12,809	$14,896	$12,867
06/30/18	$13,161	$14,988	$13,223
07/31/18	$13,404	$15,545	$13,470
08/31/18	$13,552	$16,052	$13,620
09/30/18	$13,475	$16,143	$13,539
10/31/18	$13,736	$15,040	$13,804
11/30/18	$14,224	$15,346	$14,298
12/31/18	$13,655	$13,961	$13,723
01/31/19	$14,120	$15,079	$14,193
02/28/19	$14,705	$15,564	$14,783
03/31/19	$15,127	$15,866	$15,211
04/30/19	$15,265	$16,508	$15,351
05/31/19	$15,146	$15,459	$15,234
06/30/19	$15,647	$16,549	$15,739
07/31/19	$15,602	$16,787	$15,696
08/31/19	$16,402	$16,521	$16,505
09/30/19	$17,093	$16,830	$17,208
10/31/19	$16,961	$17,195	$17,077
11/30/19	$16,647	$17,819	$16,762
12/31/19	$17,215	$18,356	$17,338
01/31/20	$18,356	$18,349	$18,491
02/29/20	$16,551	$16,839	$16,665
03/31/20	$14,885	$14,759	$15,001
04/30/20	$15,361	$16,651	$15,484
05/31/20	$16,029	$17,444	$16,165
06/30/20	$15,285	$17,791	$15,411
07/31/20	$16,474	$18,794	$16,615
08/31/20	$16,038	$20,145	$16,175
09/30/20	$16,218	$19,380	$16,357
10/31/20	$17,032	$18,864	$17,182
11/30/20	$17,155	$20,929	$17,305
12/31/20	$17,275	$21,734	$17,427
01/31/21	$17,116	$21,514	$17,267
02/28/21	$16,072	$22,108	$16,210
03/31/21	$17,749	$23,076	$17,915
04/30/21	$18,504	$24,307	$18,681
05/31/21	$18,064	$24,477	$18,237
06/30/21	$17,673	$25,049	$17,842
07/31/21	$18,436	$25,644	$18,615
08/31/21	$19,166	$26,423	$19,355
09/30/21	$17,994	$25,194	$18,159
10/31/21	$18,842	$26,960	$19,018
11/30/21	$18,531	$26,773	$18,704
12/31/21	$20,312	$27,973	$20,506
01/31/22	$19,648	$26,525	$19,835
02/28/22	$19,282	$25,731	$19,468
03/31/22	$21,268	$26,686	$21,485
04/30/22	$20,364	$24,359	$20,572
05/31/22	$21,238	$24,404	$21,460
06/30/22	$20,183	$22,389	$20,392
07/31/22	$21,288	$24,454	$21,514
08/31/22	$21,396	$23,457	$21,624
09/30/22	$18,976	$21,296	$19,171
10/31/22	$19,363	$23,020	$19,565
11/30/22	$20,715	$24,307	$20,938
12/31/22	$20,604	$22,907	$20,827
01/31/23	$20,192	$24,346	$20,411
02/28/23	$19,005	$23,752	$19,207
03/31/23	$19,940	$24,624	$20,151
04/30/23	$20,310	$25,008	$20,528
05/31/23	$19,123	$25,117	$19,324
06/30/23	$19,438	$26,776	$19,642
07/31/23	$19,917	$27,637	$20,128
08/31/23	$18,692	$27,197	$18,889
09/30/23	$17,644	$25,900	$17,826
10/31/23	$17,869	$25,355	$18,055
11/30/23	$18,788	$27,671	$18,989
12/31/23	$19,147	$28,928	$19,352
01/31/24	$18,570	$29,414	$18,769
02/29/24	$18,775	$30,985	$18,979
03/31/24	$20,007	$31,982	$20,236
04/30/24	$20,336	$30,675	$20,569
05/31/24	$22,151	$32,196	$22,414
06/30/24	$20,935	$33,352	$21,179
07/31/24	$22,351	$33,758	$22,616
08/31/24	$23,432	$34,577	$23,716
09/30/24	$24,972	$35,315	$25,280
10/31/24	$24,716	$34,995	$25,022
11/30/24	$25,624	$37,049	$25,945
12/31/24	$23,593	$36,166	$23,886
01/31/25	$24,282	$37,173	$24,587
02/28/25	$24,691	$36,688	$25,002
03/31/25	$24,756	$34,621	$25,066
04/30/25	$24,777	$34,386	$25,090
05/31/25	$25,737	$36,550	$26,052
06/30/25	$25,818	$38,409	$26,134
07/31/25	$27,091	$39,271	$27,425
08/31/25	$26,662	$40,067	$26,991
09/30/25	$27,763	$41,530	$28,112

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
XLU	11.18%	11.35%	10.75%
S&P 500 Index	17.60%	16.47%	15.30%
Utilities Select Sector Index	11.20%	11.44%	10.89%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-SECTOR-ETF or visiting our website at www.sectorspdrs.com.

Key Fund Statistics as of 9/30/2025

  Total Net Assets$21,227,927,970
  Number of Portfolio Holdings34
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$5,455,460

What did the Fund invest in as of 9/30/2025? (as a percentage of total net assets)

Top Industries

Industries	%
Electric Utilities	64.3%
Multi-Utilities	26.1%
Independent Power and Renewable Electricity Producers	5.4%
Gas Utilities	2.0%
Water Utilities	2.0%

Top Ten Holdings

Holdings	%
NextEra Energy, Inc.	11.6%
Southern Co.	7.8%
Constellation Energy Corp.	7.7%
Duke Energy Corp.	7.2%
Vistra Corp.	4.6%
American Electric Power Co., Inc.	4.5%
Sempra	4.4%
Dominion Energy, Inc.	3.9%
Xcel Energy, Inc.	3.6%
Exelon Corp.	3.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred after the reporting period ended September 30, 2025.

Effective December 1, 2025 (the "Effective Date") the Fund's name is changing from The Utilities Select Sector SPDR® Fund to State Street® Utilities Select Sector SPDR® ETF. Also, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of the Fund.

Additionally, as of the Effective Date, the website will change from sectorspdrs.com to ssga.com. The website link to documents referenced in this report will change from www.sectorspdrs.com/mainfund/XLU to www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. These changes will not result in any changes to the Fund’s Investment Objective, Principal Investment Strategy or Principal Risks of investing in the Fund described in the Fund’s Prospectus.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLU.

TSR AR XLU

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has one Board member serving on the Audit Committee that possesses the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Teresa S. Polley is the registrant’s audit committee financial expert. The Board has determined that the foregoing person is “independent” in that, (i) other than in her capacity as a member of the Audit Committee and the Board of Trustees of the registrant, she has not accepted, directly or indirectly, any consulting, advisory or other compensatory fee from the registrant, and (ii) she is not an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending September 30, 2025 and September 30, 2024, the aggregate audit fees billed for professional services rendered by the principal accountant, were $216,315 and $216,315, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-CSR and (5) Rule 17f-2 securities counts.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2025 and September 30, 2024, there were no fees for assurance and related services that were reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2025 and September 30, 2024 the aggregate tax fees billed for professional services rendered by Cohen & Company for the review of year-end distribution requirements were $26,125 and $26,125, respectively

(d) All Other Fees.

For the fiscal years ended September 30, 2025 and September 30, 2024, there were no fees billed for professional services rendered by Cohen & Company for products and services provided by Cohen & Company to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2025 and September 30, 2024, the aggregate fees for professional services rendered by Cohen & Company for products and services provided by Cohen & Company to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $0 and $0, respectively

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

(a)

The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

(b)

The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

(e)

Application of De Minimis Exception. The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f) Not applicable.

(g) Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by Cohen & Company for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2025 (in millions)		FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex
Audit Related Fees	$0		$0
Tax Fees	$0		$0
All Other Fees	$0		$0

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Ashley T. Rabun, Allison Grant Williams, Sheila Hartnett-Devlin, James Jessee, Teresa Polley and James Ross.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

The Select Sector SPDR Trust
Annual Financial Statements and Other Information

September 30, 2025

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of twenty-two separate investment portfolios, of which, eleven separate investment portfolios (each a "Select Sector SPDR Fund" or a "Fund" and collectively the "Select Sector SPDR Funds" or the "Funds") are included in this report.
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca, Inc.
Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:
State Street Communication Services Select Sector SPDR ETF	XLC
State Street Consumer Discretionary Select Sector SPDR ETF	XLY
State Street Consumer Staples Select Sector SPDR ETF	XLP
State Street Energy Select Sector SPDR ETF	XLE
State Street Financial Select Sector SPDR ETF	XLF
State Street Health Care Select Sector SPDR ETF	XLV
State Street Industrial Select Sector SPDR ETF	XLI
State Street Materials Select Sector SPDR ETF	XLB
State Street Real Estate Select Sector SPDR ETF	XLRE
State Street Technology Select Sector SPDR ETF	XLK
State Street Utilities Select Sector SPDR ETF	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S& P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest (Please see Note 13 in the accompanying Notes to Financial Statements for changes occurring effective December 1, 2025).
† S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.1%
AT&T, Inc.	44,067,378	$1,244,462,754
Verizon Communications, Inc.	28,600,472	1,256,990,744
		2,501,453,498
ENTERTAINMENT — 30.8%
Electronic Arts, Inc.	6,122,081	1,234,823,738
Live Nation Entertainment, Inc. (a) (b)	7,276,270	1,188,942,518
Netflix, Inc. (a)	1,322,044	1,585,024,992
Take-Two Interactive Software, Inc. (a)	4,758,309	1,229,356,713
TKO Group Holdings, Inc.	3,182,905	642,819,494
Walt Disney Co.	10,776,878	1,233,952,531
Warner Bros Discovery, Inc. (a)	68,354,286	1,334,959,206
		8,449,879,192
INTERACTIVE MEDIA & SERVICES — 31.4%
Alphabet, Inc. Class A	9,584,840	2,330,074,604
Alphabet, Inc. Class C	7,694,618	1,874,024,214
Match Group, Inc.	11,100,453	392,068,000
Meta Platforms, Inc. Class A	5,499,819	4,038,957,077
		8,635,123,895
MEDIA — 24.1%
Charter Communications, Inc. Class A (a) (b)	4,284,904	1,178,798,515
Comcast Corp. Class A	39,281,357	1,234,220,237
Fox Corp. Class A	9,685,722	610,781,629
Fox Corp. Class B	6,846,790	392,252,599
Interpublic Group of Cos., Inc.	16,896,768	471,588,795
News Corp. Class A	17,366,229	533,316,893
News Corp. Class B (b)	5,740,254	198,325,776
Omnicom Group, Inc. (b)	8,936,911	728,626,354
Paramount Skydance Corp. Class B (b)	14,243,322	269,483,652
Security Description	Shares	Value
Trade Desk, Inc. Class A (a)	20,559,686	$1,007,630,211
		6,625,024,661
WIRELESS TELECOMMUNICATION SERVICES — 4.5%
T-Mobile U.S., Inc.	5,198,205	1,244,346,313
TOTAL COMMON STOCKS (Cost $22,969,644,829)		27,455,827,559
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	8,039,952	8,039,952
State Street Navigator Securities Lending Portfolio II (e) (f)	421,406,591	421,406,591
TOTAL SHORT-TERM INVESTMENTS (Cost $429,446,543)		429,446,543
TOTAL INVESTMENTS — 101.5% (Cost $23,399,091,372)		27,885,274,102
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(415,942,250)
NET ASSETS — 100.0%		$27,469,331,852
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P Communication Services Select Sector Index (long)	106	12/19/2025	$16,382,650	$16,537,325	$154,675
During the year ended September 30, 2025, the average notional value related to futures contracts was $20,217,280.
See accompanying notes to financial statements.

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$27,455,827,559	$—	$—	$27,455,827,559
Short-Term Investments	429,446,543	—	—	429,446,543
TOTAL INVESTMENTS	$27,885,274,102	$—	$—	$27,885,274,102
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$154,675	$—	$—	$154,675
TOTAL OTHER FINANCIAL INSTRUMENTS:	$154,675	$—	$—	$154,675
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,446,835	$33,446,835	$866,087,952	$891,494,835	$—	$—	8,039,952	$8,039,952	$1,394,963
State Street Navigator Securities Lending Portfolio II	66,957,166	66,957,166	4,566,881,905	4,212,432,480	—	—	421,406,591	421,406,591	520,522
Total		$100,404,001	$5,432,969,857	$5,103,927,315	$—	$—		$429,446,543	$1,915,485
See accompanying notes to financial statements.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	1,254,842	$108,192,477
AUTOMOBILES — 23.1%
Ford Motor Co.	22,527,554	269,429,546
General Motors Co.	5,486,783	334,529,160
Tesla, Inc. (a)	11,425,895	5,081,324,024
		5,685,282,730
BROADLINE RETAIL — 22.2%
Amazon.com, Inc. (a)	23,847,145	5,236,117,627
eBay, Inc.	2,633,687	239,533,833
		5,475,651,460
DISTRIBUTORS — 0.9%
Genuine Parts Co.	801,510	111,089,286
LKQ Corp. (b)	1,482,654	45,280,253
Pool Corp. (b)	189,241	58,677,957
		215,047,496
HOTELS, RESTAURANTS & LEISURE — 24.4%
Airbnb, Inc. Class A (a)	2,472,776	300,244,462
Booking Holdings, Inc.	186,776	1,008,454,054
Carnival Corp. (a)	6,256,262	180,868,534
Chipotle Mexican Grill, Inc. (a)	7,727,476	302,839,785
Darden Restaurants, Inc.	674,399	128,378,594
Domino's Pizza, Inc.	179,985	77,701,324
DoorDash, Inc. Class A (a)	2,133,274	580,229,195
Expedia Group, Inc.	681,092	145,583,415
Hilton Worldwide Holdings, Inc.	1,355,413	351,648,349
Las Vegas Sands Corp.	1,780,013	95,746,899
Marriott International, Inc. Class A	1,298,451	338,168,579
McDonald's Corp.	3,512,669	1,067,464,982
MGM Resorts International (a) (b)	1,176,375	40,773,158
Norwegian Cruise Line Holdings Ltd. (a)	2,604,288	64,143,613
Royal Caribbean Cruises Ltd. (b)	1,455,798	471,067,117
Starbucks Corp.	6,550,705	554,189,643
Wynn Resorts Ltd.	486,509	62,404,509
Yum! Brands, Inc.	1,599,442	243,115,184
		6,013,021,396
HOUSEHOLD DURABLES — 4.0%
DR Horton, Inc.	1,597,819	270,782,386
Garmin Ltd.	942,942	232,171,179
Lennar Corp. Class A	1,311,689	165,325,282
Mohawk Industries, Inc. (a)	300,813	38,780,812
NVR, Inc. (a)	16,538	132,877,207
PulteGroup, Inc.	1,136,934	150,223,089
		990,159,955
LEISURE PRODUCTS — 0.2%
Hasbro, Inc.	767,699	58,229,969
SPECIALTY RETAIL — 21.1%
AutoZone, Inc. (a)	96,409	413,617,748
Security Description	Shares	Value
Best Buy Co., Inc.	1,132,631	$85,649,556
CarMax, Inc. (a)	864,784	38,802,858
Home Depot, Inc.	4,051,105	1,641,467,235
Lowe's Cos., Inc.	3,229,742	811,666,462
O'Reilly Automotive, Inc. (a)	4,889,816	527,171,063
Ross Stores, Inc.	1,884,906	287,240,825
TJX Cos., Inc.	6,429,173	929,272,666
Tractor Supply Co. (b)	3,053,856	173,672,791
Ulta Beauty, Inc. (a)	259,004	141,610,437
Williams-Sonoma, Inc.	708,768	138,528,706
		5,188,700,347
TEXTILES, APPAREL & LUXURY GOODS — 3.6%
Deckers Outdoor Corp. (a)	854,820	86,653,103
Lululemon Athletica, Inc. (a)	628,461	111,822,066
NIKE, Inc. Class B	6,846,447	477,402,749
Ralph Lauren Corp.	222,974	69,915,728
Tapestry, Inc.	1,199,314	135,786,331
		881,579,977
TOTAL COMMON STOCKS (Cost $22,002,845,208)		24,615,865,807
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	17,811,377	17,811,377
State Street Navigator Securities Lending Portfolio II (e) (f)	525,683	525,683
TOTAL SHORT-TERM INVESTMENTS (Cost $18,337,060)		18,337,060
TOTAL INVESTMENTS — 100.0% (Cost $22,021,182,268)		24,634,202,867
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		4,579,013
NET ASSETS — 100.0%		$24,638,781,880
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Discretionary Select Sector Index (long)	97	12/19/2025	$23,603,330	$23,700,980	$97,650
During the year ended September 30, 2025, the average notional value related to futures contracts was $7,589,923.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,615,865,807	$—	$—	$24,615,865,807
Short-Term Investments	18,337,060	—	—	18,337,060
TOTAL INVESTMENTS	$24,634,202,867	$—	$—	$24,634,202,867
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$97,650	$—	$—	$97,650
TOTAL OTHER FINANCIAL INSTRUMENTS:	$97,650	$—	$—	$97,650
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,146,122	$10,146,122	$354,091,288	$346,426,033	$—	$—	17,811,377	$17,811,377	$695,348
State Street Navigator Securities Lending Portfolio II	48,327,921	48,327,921	3,049,009,430	3,096,811,668	—	—	525,683	525,683	134,060
Total		$58,474,043	$3,403,100,718	$3,443,237,701	$—	$—		$18,337,060	$829,408
See accompanying notes to financial statements.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 18.1%
Brown-Forman Corp. Class B (a)	1,885,220	$51,051,757
Coca-Cola Co.	14,508,374	962,195,364
Constellation Brands, Inc. Class A (a)	1,528,536	205,847,943
Keurig Dr. Pepper, Inc.	14,543,366	371,001,267
Molson Coors Beverage Co. Class B (a)	1,813,328	82,053,092
Monster Beverage Corp. (b)	7,631,002	513,642,744
PepsiCo, Inc.	5,128,206	720,205,251
		2,905,997,418
CONSUMER STAPLES DISTRIBUTION & RETAIL — 30.9%
Costco Wholesale Corp.	1,661,214	1,537,669,515
Dollar General Corp.	2,356,029	243,495,597
Dollar Tree, Inc. (a) (b)	2,077,847	196,086,421
Kroger Co.	6,511,950	438,970,550
Sysco Corp.	5,111,998	420,921,915
Target Corp.	4,864,485	436,344,305
Walmart, Inc.	16,441,106	1,694,420,384
		4,967,908,687
FOOD PRODUCTS — 18.8%
Archer-Daniels-Midland Co.	5,143,762	307,288,342
Bunge Global SA	1,499,288	121,817,150
Campbell's Co. (a)	2,106,525	66,524,059
Conagra Brands, Inc.	5,128,645	93,905,490
General Mills, Inc.	5,724,292	288,618,803
Hershey Co. (a)	1,585,643	296,594,523
Hormel Foods Corp.	3,120,130	77,192,016
J.M. Smucker Co.	1,142,171	124,039,771
Kellanova	2,878,443	236,089,895
Kraft Heinz Co.	9,123,445	237,574,508
Lamb Weston Holdings, Inc.	1,491,919	86,650,656
McCormick & Co., Inc.	2,709,051	181,262,602
Mondelez International, Inc. Class A	11,722,159	732,283,273
Tyson Foods, Inc. Class A	3,059,278	166,118,795
		3,015,959,883
HOUSEHOLD PRODUCTS — 17.9%
Church & Dwight Co., Inc.	2,608,096	228,547,453
Clorox Co.	1,309,411	161,450,376
Colgate-Palmolive Co.	8,652,793	691,704,272
Security Description	Shares	Value
Kimberly-Clark Corp.	3,552,029	$441,659,286
Procter & Gamble Co.	8,773,907	1,348,110,811
		2,871,472,198
PERSONAL CARE PRODUCTS — 3.5%
Estee Lauder Cos., Inc. Class A	2,507,335	220,946,360
Kenvue, Inc.	20,545,399	333,451,826
		554,398,186
TOBACCO — 10.4%
Altria Group, Inc.	11,021,293	728,066,616
Philip Morris International, Inc.	5,830,567	945,717,967
		1,673,784,583
TOTAL COMMON STOCKS (Cost $18,493,129,193)		15,989,520,955
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	33,628,189	33,628,189
State Street Navigator Securities Lending Portfolio II (e) (f)	112,045,716	112,045,716
TOTAL SHORT-TERM INVESTMENTS (Cost $145,673,905)		145,673,905
TOTAL INVESTMENTS — 100.5% (Cost $18,638,803,098)		16,135,194,860
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(76,093,946)
NET ASSETS — 100.0%		$16,059,100,914
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Staples Select Sector Index (long)	827	12/19/2025	$66,962,190	$65,928,440	$(1,033,750)
During the year ended September 30, 2025, the average notional value related to futures contracts was $46,513,551.
See accompanying notes to financial statements.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,989,520,955	$—	$—	$15,989,520,955
Short-Term Investments	145,673,905	—	—	145,673,905
TOTAL INVESTMENTS	$16,135,194,860	$—	$—	$16,135,194,860
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,033,750)	$—	$—	$(1,033,750)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,033,750)	$—	$—	$(1,033,750)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,385,481	$27,385,481	$813,854,514	$807,611,806	$—	$—	33,628,189	$33,628,189	$1,252,221
State Street Navigator Securities Lending Portfolio II	68,582,092	68,582,092	3,550,711,422	3,507,247,798	—	—	112,045,716	112,045,716	202,680
Total		$95,967,573	$4,364,565,936	$4,314,859,604	$—	$—		$145,673,905	$1,454,901
See accompanying notes to financial statements.

STATE STREET ENERGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 8.4%
Baker Hughes Co.	18,579,249	$905,181,011
Halliburton Co.	16,067,647	395,264,116
Schlumberger NV	28,116,528	966,365,068
		2,266,810,195
OIL, GAS & CONSUMABLE FUELS — 91.4%
APA Corp. (a)	6,742,635	163,711,178
Chevron Corp.	31,285,063	4,858,257,433
ConocoPhillips	20,302,503	1,920,413,759
Coterra Energy, Inc. (a)	14,381,754	340,128,482
Devon Energy Corp.	11,963,083	419,425,690
Diamondback Energy, Inc.	3,546,111	507,448,484
EOG Resources, Inc.	9,930,171	1,113,370,772
EQT Corp.	11,760,628	640,130,982
Expand Energy Corp.	4,487,941	476,798,852
Exxon Mobil Corp.	54,254,842	6,117,233,435
Kinder Morgan, Inc.	36,850,918	1,043,249,489
Marathon Petroleum Corp.	5,729,374	1,104,279,545
Occidental Petroleum Corp. (a)	13,543,059	639,909,538
ONEOK, Inc.	11,868,004	866,008,252
Phillips 66 Co.	7,615,919	1,035,917,302
Targa Resources Corp.	4,055,418	679,444,732
Texas Pacific Land Corp. (a)	363,925	339,774,937
Valero Energy Corp.	5,854,279	996,749,543
Williams Cos., Inc.	20,323,261	1,287,478,584
		24,549,730,989
TOTAL COMMON STOCKS (Cost $28,020,084,301)		26,816,541,184
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c)	35,465,791	$35,465,791
State Street Navigator Securities Lending Portfolio II (d) (e)	98,112,218	98,112,218
TOTAL SHORT-TERM INVESTMENTS (Cost $133,578,009)		133,578,009
TOTAL INVESTMENTS — 100.3% (Cost $28,153,662,310)		26,950,119,193
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(86,601,149)
NET ASSETS — 100.0%		$26,863,518,044
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	520	12/19/2025	$48,297,080	$49,039,484	$742,404
During the year ended September 30, 2025, the average notional value related to futures contracts was $120,605,865.
See accompanying notes to financial statements.

STATE STREET ENERGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$26,816,541,184	$—	$—	$26,816,541,184
Short-Term Investments	133,578,009	—	—	133,578,009
TOTAL INVESTMENTS	$26,950,119,193	$—	$—	$26,950,119,193
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$742,404	$—	$—	$742,404
TOTAL OTHER FINANCIAL INSTRUMENTS:	$742,404	$—	$—	$742,404
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	68,548,523	$68,548,523	$1,897,090,179	$1,930,172,911	$—	$—	35,465,791	$35,465,791	$3,622,923
State Street Navigator Securities Lending Portfolio II	79,399,178	79,399,178	5,278,815,782	5,260,102,742	—	—	98,112,218	98,112,218	228,228
Total		$147,947,701	$7,175,905,961	$7,190,275,653	$—	$—		$133,578,009	$3,851,151
See accompanying notes to financial statements.

STATE STREET FINANCIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 26.4%
Bank of America Corp.	47,700,010	$2,460,843,516
Citigroup, Inc.	12,886,119	1,307,941,078
Citizens Financial Group, Inc.	3,019,339	160,508,061
Fifth Third Bancorp (a)	4,633,141	206,406,431
Huntington Bancshares, Inc.	10,261,022	177,207,850
JPMorgan Chase & Co.	19,247,963	6,071,384,969
KeyCorp	6,524,198	121,937,261
M&T Bank Corp. (a)	1,093,853	216,167,230
PNC Financial Services Group, Inc.	2,756,599	553,883,437
Regions Financial Corp.	6,246,016	164,707,442
Truist Financial Corp.	9,025,878	412,663,142
U.S. Bancorp	10,893,199	526,468,308
Wells Fargo & Co.	22,423,712	1,879,555,540
		14,259,674,265
CAPITAL MARKETS — 25.7%
Ameriprise Financial, Inc.	659,919	324,185,209
Bank of New York Mellon Corp.	4,936,590	537,890,846
Blackrock, Inc.	1,008,027	1,175,228,439
Blackstone, Inc.	5,159,524	881,504,675
Cboe Global Markets, Inc.	731,967	179,514,907
Charles Schwab Corp.	11,943,920	1,140,286,042
CME Group, Inc.	2,522,649	681,594,533
Coinbase Global, Inc. Class A (b)	1,583,075	534,271,982
FactSet Research Systems, Inc.	264,682	75,828,746
Franklin Resources, Inc. (a)	2,144,730	49,607,605
Goldman Sachs Group, Inc.	2,119,006	1,687,470,428
Interactive Brokers Group, Inc. Class A	3,116,682	214,458,888
Intercontinental Exchange, Inc.	4,006,966	675,093,632
Invesco Ltd.	3,122,283	71,625,172
KKR & Co., Inc.	4,802,113	624,034,584
Moody's Corp.	1,079,986	514,591,729
Morgan Stanley	8,492,391	1,349,950,473
MSCI, Inc.	541,556	307,284,290
Nasdaq, Inc.	3,173,021	280,653,708
Northern Trust Corp.	1,338,625	180,178,925
Raymond James Financial, Inc.	1,242,156	214,396,126
Robinhood Markets, Inc. Class A (b)	5,417,621	775,694,975
S&P Global, Inc.	2,187,474	1,064,665,471
State Street Corp. (c)	1,985,828	230,375,906
T. Rowe Price Group, Inc.	1,538,181	157,878,898
		13,928,266,189
CONSUMER FINANCE — 4.4%
American Express Co.	3,799,464	1,262,029,962
Capital One Financial Corp.	4,476,454	951,604,591
Synchrony Financial	2,604,350	185,039,068
		2,398,673,621
FINANCIAL SERVICES — 29.6%
Apollo Global Management, Inc. (a)	3,221,016	429,264,802
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (b)	12,835,880	$6,453,110,311
Block, Inc. (b)	3,846,953	278,019,293
Corpay, Inc. (b)	494,200	142,359,252
Fidelity National Information Services, Inc.	3,656,631	241,118,248
Fiserv, Inc. (b)	3,805,146	490,597,474
Global Payments, Inc.	1,698,483	141,109,968
Jack Henry & Associates, Inc. (a)	509,671	75,905,302
Mastercard, Inc. Class A	5,778,318	3,286,765,062
PayPal Holdings, Inc. (b)	6,687,562	448,467,908
Visa, Inc. Class A	11,890,565	4,059,201,080
		16,045,918,700
INSURANCE — 13.8%
Aflac, Inc.	3,369,386	376,360,416
Allstate Corp.	1,844,533	395,929,008
American International Group, Inc.	3,877,980	304,576,549
Aon PLC Class A	1,509,353	538,205,093
Arch Capital Group Ltd.	2,601,864	236,067,121
Arthur J Gallagher & Co.	1,794,499	555,828,120
Assurant, Inc.	353,107	76,482,976
Brown & Brown, Inc.	2,051,102	192,372,857
Chubb Ltd.	2,595,434	732,561,247
Cincinnati Financial Corp.	1,094,725	173,076,023
Erie Indemnity Co. Class A (a)	177,830	56,578,393
Everest Group Ltd.	293,491	102,789,353
Globe Life, Inc.	566,993	81,062,989
Hartford Insurance Group, Inc.	1,968,218	262,540,599
Loews Corp.	1,190,583	119,522,627
Marsh & McLennan Cos., Inc.	3,441,249	693,514,911
MetLife, Inc.	3,910,299	322,091,329
Principal Financial Group, Inc.	1,419,223	117,667,779
Progressive Corp.	4,103,404	1,013,335,618
Prudential Financial, Inc.	2,463,945	255,609,654
Travelers Cos., Inc.	1,575,914	440,026,707
W.R. Berkley Corp.	2,097,433	160,705,316
Willis Towers Watson PLC	682,861	235,894,332
		7,442,799,017
TOTAL COMMON STOCKS (Cost $51,562,335,504)		54,075,331,792
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (d) (e)	53,803,360	53,803,360

See accompanying notes to financial statements.

STATE STREET FINANCIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	57,778,429	$57,778,429
TOTAL SHORT-TERM INVESTMENTS (Cost $111,581,789)		111,581,789
TOTAL INVESTMENTS — 100.1% (Cost $51,673,917,293)		54,186,913,581
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(42,453,087)
NET ASSETS — 100.0%		$54,144,460,494

(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2025.
(f)	Investment of cash collateral for securities loaned.

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Financial Select Sector Index (long)	250	12/19/2025	$41,738,325	$41,844,375	$106,050
During the year ended September 30, 2025, the average notional value related to futures contracts was $36,763,606.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$54,075,331,792	$—	$—	$54,075,331,792
Short-Term Investments	111,581,789	—	—	111,581,789
TOTAL INVESTMENTS	$54,186,913,581	$—	$—	$54,186,913,581
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$106,050	$—	$—	$106,050
TOTAL OTHER FINANCIAL INSTRUMENTS:	$106,050	$—	$—	$106,050
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Corp.	2,004,074	$177,300,427	$224,933,137	$224,309,361	$10,849,349	$41,602,354	1,985,828	$230,375,906	$6,203,954
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,238,577	71,238,577	1,363,590,342	1,381,025,559	—	—	53,803,360	53,803,360	2,217,706
State Street Navigator Securities Lending Portfolio II	50,484,153	50,484,153	3,255,648,202	3,248,353,926	—	—	57,778,429	57,778,429	96,120
Total		$299,023,157	$4,844,171,681	$4,853,688,846	$10,849,349	$41,602,354		$341,957,695	$8,517,780
See accompanying notes to financial statements.

STATE STREET HEALTH CARE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 17.8%
AbbVie, Inc.	12,007,066	$2,780,116,062
Amgen, Inc.	3,659,171	1,032,618,056
Biogen, Inc. (a)	996,520	139,592,522
Gilead Sciences, Inc.	8,433,651	936,135,261
Incyte Corp. (a)	1,114,960	94,559,758
Moderna, Inc. (a) (b)	2,353,622	60,794,056
Regeneron Pharmaceuticals, Inc.	692,354	389,289,883
Vertex Pharmaceuticals, Inc. (a)	1,742,673	682,500,454
		6,115,606,052
HEALTH CARE EQUIPMENT & SUPPLIES — 23.0%
Abbott Laboratories	11,829,665	1,584,465,330
Align Technology, Inc. (a)	458,237	57,380,437
Baxter International, Inc. (b)	3,490,963	79,489,227
Becton Dickinson & Co.	1,948,165	364,638,043
Boston Scientific Corp. (a)	10,071,337	983,264,631
Cooper Cos., Inc. (a)	1,356,052	92,970,925
Dexcom, Inc. (a)	2,665,392	179,354,228
Edwards Lifesciences Corp. (a)	3,990,428	310,335,586
GE HealthCare Technologies, Inc.	3,103,214	233,051,371
Hologic, Inc. (a)	1,511,753	102,028,210
IDEXX Laboratories, Inc. (a)	543,722	347,378,549
Insulet Corp. (a)	478,499	147,726,996
Intuitive Surgical, Inc. (a)	2,436,555	1,089,700,493
Medtronic PLC	8,708,540	829,401,350
ResMed, Inc.	995,230	272,424,308
Solventum Corp. (a)	1,001,681	73,122,713
STERIS PLC	669,439	165,645,986
Stryker Corp.	2,338,697	864,546,120
Zimmer Biomet Holdings, Inc. (b)	1,346,421	132,622,468
		7,909,546,971
HEALTH CARE PROVIDERS & SERVICES — 18.7%
Cardinal Health, Inc.	1,623,034	254,751,417
Cencora, Inc.	1,317,784	411,847,034
Centene Corp. (a)	3,171,242	113,149,915
Cigna Group	1,814,287	522,968,228
CVS Health Corp.	8,620,669	649,912,236
DaVita, Inc. (a) (b)	242,987	32,285,683
Elevance Health, Inc.	1,530,501	494,535,483
HCA Healthcare, Inc.	1,113,295	474,486,329
Henry Schein, Inc. (a) (b)	700,587	46,497,959
Humana, Inc.	817,467	212,680,389
Labcorp Holdings, Inc.	564,831	162,140,387
McKesson Corp.	845,356	653,071,324
Molina Healthcare, Inc. (a)	368,457	70,507,932
Quest Diagnostics, Inc. (b)	760,011	144,842,896
UnitedHealth Group, Inc.	6,155,745	2,125,578,748
Universal Health Services, Inc. Class B	383,317	78,365,327
		6,447,621,287
LIFE SCIENCES TOOLS & SERVICES — 9.2%
Agilent Technologies, Inc.	1,930,774	247,814,843
Security Description	Shares	Value
Bio-Techne Corp. (b)	1,065,535	$59,275,712
Charles River Laboratories International, Inc. (a)	334,566	52,346,197
Danaher Corp.	4,331,605	858,784,007
IQVIA Holdings, Inc. (a)	1,155,484	219,472,631
Mettler-Toledo International, Inc. (a) (b)	139,982	171,843,303
Revvity, Inc. (b)	788,898	69,146,910
Thermo Fisher Scientific, Inc.	2,566,556	1,244,830,991
Waters Corp. (a)	404,610	121,306,124
West Pharmaceutical Services, Inc.	488,749	128,213,525
		3,173,034,243
PHARMACEUTICALS — 31.1%
Bristol-Myers Squibb Co.	13,834,569	623,939,062
Eli Lilly & Co.	5,403,662	4,122,994,106
Johnson & Johnson	16,369,233	3,035,183,183
Merck & Co., Inc.	16,977,111	1,424,888,926
Pfizer, Inc.	38,643,969	984,648,330
Viatris, Inc.	7,924,307	78,450,639
Zoetis, Inc.	3,012,191	440,743,787
		10,710,848,033
TOTAL COMMON STOCKS (Cost $40,762,630,979)		34,356,656,586
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	25,290,125	25,290,125
State Street Navigator Securities Lending Portfolio II (e) (f)	33,104,718	33,104,718
TOTAL SHORT-TERM INVESTMENTS (Cost $58,394,843)		58,394,843
TOTAL INVESTMENTS — 100.0% (Cost $40,821,025,822)		34,415,051,429
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(10,344,385)
NET ASSETS — 100.0%		$34,404,707,044
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

STATE STREET HEALTH CARE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$34,356,656,586	$—	$—	$34,356,656,586
Short-Term Investments	58,394,843	—	—	58,394,843
TOTAL INVESTMENTS	$34,415,051,429	$—	$—	$34,415,051,429
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,187,855	$19,187,855	$984,590,986	$978,488,716	$—	$—	25,290,125	$25,290,125	$1,892,003
State Street Navigator Securities Lending Portfolio II	22,924,533	22,924,533	2,673,760,663	2,663,580,478	—	—	33,104,718	33,104,718	134,049
Total		$42,112,388	$3,658,351,649	$3,642,069,194	$—	$—		$58,394,843	$2,026,052
See accompanying notes to financial statements.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 26.8%
Axon Enterprise, Inc. (a)	396,727	$284,707,164
Boeing Co. (a)	3,821,103	824,708,661
General Dynamics Corp.	1,275,850	435,064,850
General Electric Co.	5,358,707	1,612,006,240
Howmet Aerospace, Inc.	2,037,091	399,738,367
Huntington Ingalls Industries, Inc. (b)	198,308	57,094,856
L3Harris Technologies, Inc.	945,395	288,733,087
Lockheed Martin Corp.	1,038,149	518,254,362
Northrop Grumman Corp.	680,146	414,426,561
RTX Corp.	6,764,045	1,131,827,650
Textron, Inc.	900,553	76,087,723
TransDigm Group, Inc.	284,707	375,249,520
		6,417,899,041
AIR FREIGHT & LOGISTICS — 3.1%
CH Robinson Worldwide, Inc.	596,764	79,011,554
Expeditors International of Washington, Inc. (b)	685,866	84,080,313
FedEx Corp.	1,096,656	258,602,451
United Parcel Service, Inc. Class B	3,719,392	310,680,814
		732,375,132
AIRLINES — 1.8%
Delta Air Lines, Inc.	3,277,640	186,006,070
Southwest Airlines Co. (b)	2,653,920	84,686,587
United Airlines Holdings, Inc. (a)	1,635,886	157,862,999
		428,555,656
BUILDING PRODUCTS — 6.0%
A.O. Smith Corp.	577,379	42,385,392
Allegion PLC	433,798	76,934,075
Builders FirstSource, Inc. (a) (b)	560,794	67,996,273
Carrier Global Corp.	4,042,391	241,330,743
Johnson Controls International PLC	3,306,819	363,584,749
Lennox International, Inc. (b)	161,560	85,523,402
Masco Corp.	1,057,972	74,470,649
Trane Technologies PLC	1,124,463	474,478,407
		1,426,703,690
COMMERCIAL SERVICES & SUPPLIES — 5.9%
Cintas Corp.	1,730,897	355,283,918
Copart, Inc. (a)	4,495,302	202,153,731
Republic Services, Inc.	1,025,533	235,339,313
Rollins, Inc.	1,420,443	83,436,822
Veralto Corp.	1,254,022	133,691,285
Waste Management, Inc.	1,872,807	413,571,970
		1,423,477,039
CONSTRUCTION & ENGINEERING — 1.9%
EMCOR Group, Inc.	226,249	146,957,775
Quanta Services, Inc.	753,504	312,267,128
		459,224,903
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 10.6%
AMETEK, Inc.	1,167,038	$219,403,143
Eaton Corp. PLC	1,967,211	736,228,717
Emerson Electric Co.	2,843,968	373,071,722
GE Vernova, Inc.	1,375,599	845,855,825
Generac Holdings, Inc. (a)	296,465	49,628,241
Hubbell, Inc.	268,545	115,557,599
Rockwell Automation, Inc.	568,114	198,572,886
		2,538,318,133
GROUND TRANSPORTATION — 10.9%
CSX Corp.	9,420,740	334,530,478
JB Hunt Transport Services, Inc.	386,443	51,849,057
Norfolk Southern Corp.	1,133,724	340,582,027
Old Dominion Freight Line, Inc.	934,579	131,570,032
Uber Technologies, Inc. (a)	10,538,159	1,032,423,437
Union Pacific Corp.	2,996,825	708,359,525
		2,599,314,556
INDUSTRIAL CONGLOMERATES — 4.6%
3M Co.	2,691,545	417,673,953
Honeywell International, Inc.	3,208,318	675,350,939
		1,093,024,892
MACHINERY — 18.2%
Caterpillar, Inc.	2,367,338	1,129,575,327
Cummins, Inc.	696,262	294,080,181
Deere & Co.	1,272,791	581,996,413
Dover Corp.	693,024	115,617,194
Fortive Corp.	1,709,684	83,757,419
IDEX Corp.	380,471	61,925,460
Illinois Tool Works, Inc.	1,340,483	349,544,347
Ingersoll Rand, Inc. (b)	1,827,693	151,003,996
Nordson Corp.	271,276	61,566,088
Otis Worldwide Corp.	1,983,251	181,328,639
PACCAR, Inc.	2,653,490	260,891,137
Parker-Hannifin Corp.	645,710	489,545,036
Pentair PLC	828,403	91,753,916
Snap-on, Inc.	263,641	91,359,516
Stanley Black & Decker, Inc.	785,081	58,355,071
Westinghouse Air Brake Technologies Corp.	863,924	173,190,844
Xylem, Inc.	1,230,038	181,430,605
		4,356,921,189
PROFESSIONAL SERVICES — 6.7%
Automatic Data Processing, Inc.	2,046,806	600,737,561
Broadridge Financial Solutions, Inc.	591,916	140,976,634
Dayforce, Inc. (a) (b)	807,013	55,595,126
Equifax, Inc.	625,578	160,479,524
Jacobs Solutions, Inc.	604,033	90,520,386
Leidos Holdings, Inc.	648,269	122,496,910
Paychex, Inc.	1,638,332	207,674,964
Paycom Software, Inc. (b)	253,059	52,671,700
Verisk Analytics, Inc.	705,975	177,559,772
		1,608,712,577

See accompanying notes to financial statements.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 3.4%
Fastenal Co.	5,799,300	$284,397,672
United Rentals, Inc.	325,144	310,401,971
WW Grainger, Inc.	221,950	211,509,472
		806,309,115
TOTAL COMMON STOCKS (Cost $22,891,506,348)		23,890,835,923
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	16,080,176	16,080,176
State Street Navigator Securities Lending Portfolio II (e) (f)	31,150,393	31,150,393
TOTAL SHORT-TERM INVESTMENTS (Cost $47,230,569)		47,230,569
TOTAL INVESTMENTS — 100.1% (Cost $22,938,736,917)		23,938,066,492
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(19,097,794)
NET ASSETS — 100.0%		$23,918,968,698

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	150	12/19/2025	$23,049,750	$23,510,505	$460,755
During the year ended September 30, 2025, the average notional value related to futures contracts was $22,498,310.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,890,835,923	$—	$—	$23,890,835,923
Short-Term Investments	47,230,569	—	—	47,230,569
TOTAL INVESTMENTS	$23,938,066,492	$—	$—	$23,938,066,492
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$460,755	$—	$—	$460,755
TOTAL OTHER FINANCIAL INSTRUMENTS:	$460,755	$—	$—	$460,755
See accompanying notes to financial statements.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,132,581	$13,132,581	$541,694,628	$538,747,033	$—	$—	16,080,176	$16,080,176	$527,819
State Street Navigator Securities Lending Portfolio II	29,582,949	29,582,949	3,580,534,660	3,578,967,216	—	—	31,150,393	31,150,393	153,270
Total		$42,715,530	$4,122,229,288	$4,117,714,249	$—	$—		$47,230,569	$681,089
See accompanying notes to financial statements.

STATE STREET MATERIALS SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 57.1%
Air Products & Chemicals, Inc.	944,753	$257,653,038
Albemarle Corp. (a)	878,701	71,245,077
CF Industries Holdings, Inc.	1,209,396	108,482,821
Corteva, Inc.	3,476,269	235,100,072
Dow, Inc.	5,292,750	121,362,758
DuPont de Nemours, Inc.	3,126,385	243,545,392
Eastman Chemical Co.	857,362	54,056,674
Ecolab, Inc.	1,083,580	296,749,219
International Flavors & Fragrances, Inc.	1,913,648	117,765,898
Linde PLC	1,990,604	945,536,900
LyondellBasell Industries NV Class A (a)	1,921,299	94,220,503
Mosaic Co.	2,369,729	82,182,202
PPG Industries, Inc.	1,685,277	177,139,465
Sherwin-Williams Co.	984,327	340,833,067
		3,145,873,086
CONSTRUCTION MATERIALS — 9.3%
Martin Marietta Materials, Inc.	404,592	255,006,246
Vulcan Materials Co.	847,527	260,716,255
		515,722,501
CONTAINERS & PACKAGING — 15.1%
Amcor PLC	17,213,300	140,804,794
Avery Dennison Corp.	582,229	94,420,077
Ball Corp.	2,032,050	102,455,961
International Paper Co. (a)	3,942,244	182,920,122
Packaging Corp. of America	667,327	145,430,573
Smurfit WestRock PLC	3,898,567	165,961,997
		831,993,524
METALS & MINING — 18.3%
Freeport-McMoRan, Inc.	6,095,035	239,047,273
Security Description	Shares	Value
Newmont Corp.	4,663,092	$393,145,287
Nucor Corp.	1,713,901	232,113,612
Steel Dynamics, Inc.	1,033,210	144,060,470
		1,008,366,642
TOTAL COMMON STOCKS (Cost $6,088,250,700)		5,501,955,753
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c)	5,981,756	5,981,756
State Street Navigator Securities Lending Portfolio II (d) (e)	4,064,245	4,064,245
TOTAL SHORT-TERM INVESTMENTS (Cost $10,046,001)		10,046,001
TOTAL INVESTMENTS — 100.0% (Cost $6,098,296,701)		5,512,001,754
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(671,303)
NET ASSETS — 100.0%		$5,511,330,451
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	96	12/19/2025	$9,383,357	$9,198,720	$(184,637)
During the year ended September 30, 2025, the average notional value related to futures contracts was $11,691,356.
See accompanying notes to financial statements.

STATE STREET MATERIALS SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,501,955,753	$—	$—	$5,501,955,753
Short-Term Investments	10,046,001	—	—	10,046,001
TOTAL INVESTMENTS	$5,512,001,754	$—	$—	$5,512,001,754
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(184,637)	$—	$—	$(184,637)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(184,637)	$—	$—	$(184,637)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,830,419	$6,830,419	$420,166,160	$421,014,823	$—	$—	5,981,756	$5,981,756	$387,957
State Street Navigator Securities Lending Portfolio II	8,230,922	8,230,922	1,647,893,813	1,652,060,490	—	—	4,064,245	4,064,245	90,305
Total		$15,061,341	$2,068,059,973	$2,073,075,313	$—	$—		$10,046,001	$478,262
See accompanying notes to financial statements.

STATE STREET REAL ESTATE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.6%
HEALTH CARE REITs — 15.5%
Alexandria Real Estate Equities, Inc. REIT	1,240,989	$103,424,023
Healthpeak Properties, Inc. REIT	5,540,190	106,094,638
Ventas, Inc. REIT	3,618,515	253,259,865
Welltower, Inc. REIT	4,253,334	757,688,919
		1,220,467,445
HOTEL & RESORT REITs — 1.1%
Host Hotels & Resorts, Inc. REIT	5,082,255	86,499,980
INDUSTRIAL REITs — 8.6%
Prologis, Inc. REIT	5,902,092	675,907,576
OFFICE REITs — 1.1%
BXP, Inc. REIT (a)	1,174,364	87,302,220
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.9%
CBRE Group, Inc. Class A (b)	2,155,672	339,647,680
CoStar Group, Inc. (b)	3,372,969	284,577,395
		624,225,075
RESIDENTIAL REITs — 12.4%
AvalonBay Communities, Inc. REIT	1,132,335	218,733,152
Camden Property Trust REIT	851,985	90,974,958
Equity Residential REIT	2,767,415	179,134,773
Essex Property Trust, Inc. REIT	513,316	137,394,161
Invitation Homes, Inc. REIT	4,495,489	131,852,692
Mid-America Apartment Communities, Inc. REIT	933,162	130,390,726
UDR, Inc. REIT	2,396,626	89,298,285
		977,778,747
RETAIL REITs — 13.0%
Federal Realty Investment Trust REIT	623,922	63,209,538
Kimco Realty Corp. REIT	5,398,453	117,956,198
Realty Income Corp. REIT	5,896,557	358,451,700
Regency Centers Corp. REIT	1,302,737	94,969,527
Simon Property Group, Inc. REIT	2,076,485	389,693,940
		1,024,280,903
SPECIALIZED REITs — 40.0%
American Tower Corp. REIT	2,977,920	572,713,574
Security Description	Shares	Value
Crown Castle, Inc. REIT	3,469,925	$334,813,063
Digital Realty Trust, Inc. REIT	2,039,056	352,512,001
Equinix, Inc. REIT	622,376	487,469,778
Extra Space Storage, Inc. REIT	1,690,028	238,192,546
Iron Mountain, Inc. REIT	2,351,588	239,720,881
Public Storage REIT	1,214,237	350,732,358
SBA Communications Corp. REIT	855,053	165,324,498
VICI Properties, Inc. REIT	8,490,208	276,865,683
Weyerhaeuser Co. REIT	5,746,098	142,445,770
		3,160,790,152
TOTAL COMMON STOCKS (Cost $8,424,147,581)		7,857,252,098
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	17,493,518	17,493,518
State Street Navigator Securities Lending Portfolio II (e) (f)	40,613,881	40,613,881
TOTAL SHORT-TERM INVESTMENTS (Cost $58,107,399)		58,107,399
TOTAL INVESTMENTS — 100.3% (Cost $8,482,254,980)		7,915,359,497
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(22,131,527)
NET ASSETS — 100.0%		$7,893,227,970
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	700	12/19/2025	$36,283,125	$36,388,940	$105,815
During the year ended September 30, 2025, the average notional value related to futures contracts was $18,609,197.
See accompanying notes to financial statements.

STATE STREET REAL ESTATE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,857,252,098	$—	$—	$7,857,252,098
Short-Term Investments	58,107,399	—	—	58,107,399
TOTAL INVESTMENTS	$7,915,359,497	$—	$—	$7,915,359,497
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$105,815	$—	$—	$105,815
TOTAL OTHER FINANCIAL INSTRUMENTS:	$105,815	$—	$—	$105,815
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,989,198	$19,989,198	$404,389,458	$406,885,138	$—	$—	17,493,518	$17,493,518	$405,932
State Street Navigator Securities Lending Portfolio II	—	—	69,919,651	29,305,770	—	—	40,613,881	40,613,881	2,189
Total		$19,989,198	$474,309,109	$436,190,908	$—	$—		$58,107,399	$408,121
See accompanying notes to financial statements.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 4.7%
Arista Networks, Inc. (a)	8,467,057	$1,233,734,875
Cisco Systems, Inc.	32,533,125	2,225,916,413
F5, Inc. (a)	471,955	152,531,136
Motorola Solutions, Inc.	1,368,747	625,914,316
		4,238,096,740
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Amphenol Corp. Class A	10,030,398	1,241,261,752
CDW Corp.	1,076,702	171,497,095
Corning, Inc.	6,404,180	525,334,885
Jabil, Inc.	881,675	191,473,360
Keysight Technologies, Inc. (a)	1,413,934	247,325,335
TE Connectivity PLC	2,427,484	532,905,563
Teledyne Technologies, Inc. (a)	385,174	225,727,371
Trimble, Inc. (a) (b)	1,954,983	159,624,362
Zebra Technologies Corp. Class A (a)	417,755	124,140,076
		3,419,289,799
IT SERVICES — 4.8%
Accenture PLC Class A	5,117,064	1,261,867,982
Akamai Technologies, Inc. (a) (b)	1,178,024	89,247,098
Cognizant Technology Solutions Corp. Class A	4,012,357	269,108,784
EPAM Systems, Inc. (a)	457,524	68,990,044
Gartner, Inc. (a)	622,180	163,552,457
GoDaddy, Inc. Class A (a)	1,137,450	155,637,284
International Business Machines Corp.	7,652,889	2,159,339,160
VeriSign, Inc.	690,637	193,081,386
		4,360,824,195
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 35.9%
Advanced Micro Devices, Inc. (a)	13,332,356	2,157,041,877
Analog Devices, Inc.	4,076,878	1,001,688,925
Applied Materials, Inc.	6,592,922	1,349,834,850
Broadcom, Inc.	13,844,328	4,567,382,250
First Solar, Inc. (a) (b)	881,067	194,301,705
Intel Corp. (a)	35,959,030	1,206,425,456
KLA Corp.	1,084,080	1,169,288,688
Lam Research Corp.	10,397,682	1,392,249,620
Microchip Technology, Inc.	4,433,716	284,733,242
Micron Technology, Inc.	9,194,069	1,538,351,625
Monolithic Power Systems, Inc.	393,469	362,243,300
NVIDIA Corp.	71,819,427	13,400,068,690
NXP Semiconductors NV	2,071,264	471,688,951
ON Semiconductor Corp. (a)	3,359,885	165,675,929
QUALCOMM, Inc.	8,860,571	1,474,044,592
Skyworks Solutions, Inc.	1,219,382	93,868,026
Teradyne, Inc.	1,306,815	179,870,017
Texas Instruments, Inc.	7,468,968	1,372,273,491
		32,381,031,234
Security Description	Shares	Value
SOFTWARE — 36.2%
Adobe, Inc. (a)	3,485,001	$1,229,334,104
AppLovin Corp. Class A (a)	2,224,051	1,598,069,605
Autodesk, Inc. (a)	1,758,121	558,502,298
Cadence Design Systems, Inc. (a)	2,238,628	786,340,471
Crowdstrike Holdings, Inc. Class A (a)	2,047,712	1,004,157,011
Datadog, Inc. Class A (a) (b)	2,655,810	378,187,344
Fair Isaac Corp. (a)	197,217	295,141,157
Fortinet, Inc. (a)	5,350,973	449,909,810
Gen Digital, Inc.	4,604,268	130,715,168
Intuit, Inc.	2,291,701	1,565,025,530
Microsoft Corp.	21,878,897	11,332,174,701
Oracle Corp.	11,788,784	3,315,477,612
Palantir Technologies, Inc. Class A (a)	18,684,076	3,408,349,144
Palo Alto Networks, Inc. (a) (b)	5,487,400	1,117,344,388
PTC, Inc. (a)	984,199	199,812,081
Roper Technologies, Inc.	884,096	440,889,834
Salesforce, Inc.	7,853,989	1,861,395,393
ServiceNow, Inc. (a)	1,708,803	1,572,577,225
Synopsys, Inc. (a)	1,520,230	750,066,280
Tyler Technologies, Inc. (a)	355,428	185,945,712
Workday, Inc. Class A (a)	1,774,505	427,176,589
		32,606,591,457
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.5%
Apple, Inc.	43,681,487	11,122,617,035
Dell Technologies, Inc. Class C	2,490,915	353,137,020
Hewlett Packard Enterprise Co.	10,780,422	264,767,164
HP, Inc.	7,716,552	210,121,711
NetApp, Inc.	1,643,886	194,734,736
Seagate Technology Holdings PLC (b)	1,747,253	412,456,543
Super Micro Computer, Inc. (a) (b)	4,118,665	197,448,800
Western Digital Corp.	2,850,104	342,183,486
		13,097,466,495
TOTAL COMMON STOCKS (Cost $66,946,895,564)		90,103,299,920
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (c) (d)	76,163,808	76,163,808
State Street Navigator Securities Lending Portfolio II (e) (f)	169,137,084	169,137,084
TOTAL SHORT-TERM INVESTMENTS (Cost $245,300,892)		245,300,892
TOTAL INVESTMENTS — 100.2% (Cost $67,192,196,456)		90,348,600,812
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(169,132,693)
NET ASSETS — 100.0%		$90,179,468,119

See accompanying notes to financial statements.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2025.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	295	12/19/2025	$81,318,225	$84,578,477	$3,260,252
During the year ended September 30, 2025, the average notional value related to futures contracts was $76,742,388.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$90,103,299,920	$—	$—	$90,103,299,920
Short-Term Investments	245,300,892	—	—	245,300,892
TOTAL INVESTMENTS	$90,348,600,812	$—	$—	$90,348,600,812
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,260,252	$—	$—	$3,260,252
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,260,252	$—	$—	$3,260,252
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,641,795	$60,641,795	$1,290,569,230	$1,275,047,217	$—	$—	76,163,808	$76,163,808	$2,688,485
State Street Navigator Securities Lending Portfolio II	100,144,368	100,144,368	6,065,891,880	5,996,899,164	—	—	169,137,084	169,137,084	288,486
Total		$160,786,163	$7,356,461,110	$7,271,946,381	$—	$—		$245,300,892	$2,976,971
See accompanying notes to financial statements.

STATE STREET UTILITIES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 64.3%
Alliant Energy Corp. (a)	4,063,979	$273,952,824
American Electric Power Co., Inc. (a)	8,457,861	951,509,362
Constellation Energy Corp. (a)	4,940,756	1,625,854,577
Duke Energy Corp. (a)	12,298,215	1,521,904,106
Edison International	6,086,178	336,443,920
Entergy Corp. (a)	7,060,034	657,924,568
Evergy, Inc. (a)	3,639,901	276,705,274
Eversource Energy	5,869,226	417,536,738
Exelon Corp. (a)	15,973,109	718,949,636
FirstEnergy Corp.	8,218,620	376,577,168
NextEra Energy, Inc.	32,568,083	2,458,564,586
NRG Energy, Inc.	3,059,188	495,435,497
PG&E Corp.	34,759,188	524,168,555
Pinnacle West Capital Corp. (a)	1,888,777	169,347,746
PPL Corp. (a)	11,695,585	434,607,939
Southern Co. (a)	17,397,403	1,648,751,882
Xcel Energy, Inc. (a)	9,353,492	754,359,130
		13,642,593,508
GAS UTILITIES — 2.0%
Atmos Energy Corp.	2,538,669	433,477,732
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 5.4%
AES Corp.	11,261,160	148,196,865
Vistra Corp. (a)	5,037,016	986,852,175
		1,135,049,040
MULTI-UTILITIES — 26.1%
Ameren Corp. (a)	4,276,540	446,385,245
CenterPoint Energy, Inc.	10,325,199	400,617,721
CMS Energy Corp.	4,734,079	346,818,628
Consolidated Edison, Inc. (a)	5,703,734	573,339,342
Dominion Energy, Inc. (a)	13,497,241	825,626,232
DTE Energy Co.	3,283,040	464,320,347
NiSource, Inc.	7,446,705	322,442,326
Security Description	Shares	Value
Public Service Enterprise Group, Inc.	7,893,062	$658,754,955
Sempra	10,318,944	928,498,581
WEC Energy Group, Inc. (a)	5,090,363	583,304,696
		5,550,108,073
WATER UTILITIES — 2.0%
American Water Works Co., Inc.	3,085,560	429,479,097
TOTAL COMMON STOCKS (Cost $20,067,616,140)		21,190,707,450
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.13% (b) (c)	24,116,046	24,116,046
State Street Navigator Securities Lending Portfolio II (d) (e)	191,357,269	191,357,269
TOTAL SHORT-TERM INVESTMENTS (Cost $215,473,315)		215,473,315
TOTAL INVESTMENTS — 100.8% (Cost $20,283,089,455)		21,406,180,765
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(178,252,795)
NET ASSETS — 100.0%		$21,227,927,970
(a)	All or a portion of the shares of the security are on loan at September 30, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At September 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Utilities Select Sector Index (long)	441	12/19/2025	$38,157,657	$39,103,470	$945,813
During the year ended September 30, 2025, the average notional value related to futures contracts was $41,920,817.
See accompanying notes to financial statements.

STATE STREET UTILITIES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2025

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,190,707,450	$—	$—	$21,190,707,450
Short-Term Investments	215,473,315	—	—	215,473,315
TOTAL INVESTMENTS	$21,406,180,765	$—	$—	$21,406,180,765
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$945,813	$—	$—	$945,813
TOTAL OTHER FINANCIAL INSTRUMENTS:	$945,813	$—	$—	$945,813
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,608,727	$43,608,727	$858,789,677	$878,282,358	$—	$—	24,116,046	$24,116,046	$1,694,492
State Street Navigator Securities Lending Portfolio II	81,267,566	81,267,566	2,543,036,810	2,432,947,107	—	—	191,357,269	191,357,269	129,730
Total		$124,876,293	$3,401,826,487	$3,311,229,465	$—	$—		$215,473,315	$1,824,222
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	State Street Communication Services Select Sector SPDR ETF	State Street Consumer Discretionary Select Sector SPDR ETF	State Street Consumer Staples Select Sector SPDR ETF
ASSETS
Investments in unaffiliated issuers, at value*	$27,455,827,559	$24,615,865,807	$15,989,520,955
Investments in affiliated issuers, at value	429,446,543	18,337,060	145,673,905
Total Investments	27,885,274,102	24,634,202,867	16,135,194,860
Foreign currency, at value	—	—	—
Net cash at broker	895,524	1,422,305	4,425,459
Receivable from broker — accumulated variation margin on futures contracts	155,025	97,970	—
Receivable for investments sold	2,472,691,766	—	—
Receivable for fund shares sold	355,132,341	—	—
Dividends receivable — unaffiliated issuers	7,054,423	6,521,076	34,678,112
Dividends receivable — affiliated issuers	173,510	57,991	121,753
Securities lending income receivable — unaffiliated issuers	1,523	40,491	3,207
Securities lending income receivable — affiliated issuers	67,708	1,311	19,106
Receivable for foreign taxes recoverable	—	—	—
Prepaid expenses and other assets	39,674	37,497	26,323
TOTAL ASSETS	30,721,485,596	24,642,381,508	16,174,468,820
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	421,406,591	525,683	112,045,716
Payable for investments purchased	2,797,943,916	—	—
Payable for fund shares repurchased	29,594,362	1,355	13,263
Payable to broker – accumulated variation margin on open futures contracts	—	—	1,031,021
Advisory and Administration fees payable	706,186	684,573	444,417
Distribution fees payable	731,728	686,565	473,959
Unitary fees payable	545,606	488,651	355,329
License fee payable	1,019,443	933,962	648,487
Registration and filing fees payable	37,320	44,630	40,713
Professional fees payable	67,216	71,366	67,639
Printing and postage fees payable	96,096	157,146	240,826
Accrued expenses and other liabilities	5,280	5,697	6,536
TOTAL LIABILITIES	3,252,153,744	3,599,628	115,367,906
NET ASSETS	$27,469,331,852	$24,638,781,880	$16,059,100,914
NET ASSETS CONSIST OF:
Paid-in capital	$25,747,113,554	$26,592,100,567	$20,709,553,684
Total distributable earnings (loss)	1,722,218,298	(1,953,318,687)	(4,650,452,770)
NET ASSETS	$27,469,331,852	$24,638,781,880	$16,059,100,914
NET ASSET VALUE PER SHARE
Net asset value per share(a)	$118.38	$119.83	$78.39
Shares outstanding (unlimited amount authorized, $0.01 par value)(a)	232,050,000	205,606,504	204,871,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$22,969,644,829	$22,002,845,208	$18,493,129,193
Investments in affiliated issuers	429,446,543	18,337,060	145,673,905
Total cost of investments	$23,399,091,372	$22,021,182,268	$18,638,803,098
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$421,280,080	$370,933,488	$139,271,991
(a)	On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF, State Street Energy Select Sector SPDR ETF, State Street Materials Select Sector SPDR ETF,, State Street Technology Select Sector SPDR ETF, and State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The amounts presented here have been adjusted to reflect this split. See Note 13.
See accompanying notes to financial statements.

State Street Energy Select Sector SPDR ETF	State Street Financial Select Sector SPDR ETF	State Street Health Care Select Sector SPDR ETF	State Street Industrial Select Sector SPDR ETF	State Street Materials Select Sector SPDR ETF	State Street Real Estate Select Sector SPDR ETF	State Street Technology Select Sector SPDR ETF

$26,816,541,184	$53,844,955,886	$34,356,656,586	$23,890,835,923	$5,501,955,753	$7,857,252,098	$90,103,299,920
133,578,009	341,957,695	58,394,843	47,230,569	10,046,001	58,107,399	245,300,892
26,950,119,193	54,186,913,581	34,415,051,429	23,938,066,492	5,512,001,754	7,915,359,497	90,348,600,812
—	548	—	—	—	—	—
2,783,004	2,196,089	—	855,725	939,187	2,413,755	3,050,770
744,120	106,875	—	461,250	—	108,125	3,261,225
—	—	—	—	—	—	—
7,003	8,682	5,004	6,556	7,409	—	710
11,566,458	19,731,324	27,346,680	13,582,249	4,856,230	23,622,629	17,023,805
338,454	217,263	201,386	83,405	31,043	36,355	206,163
12,844	14,216	17,288	24,201	9,182	—	23,077
15,505	9,134	19,860	5,607	11,169	363	44,539
—	—	—	—	—	143,719	—
44,391	83,605	56,310	36,473	9,087	12,314	132,159
26,965,630,972	54,209,281,317	34,442,697,957	23,953,121,958	5,517,865,061	7,941,696,757	90,372,343,260

—	196,754	—	—	35,751	—	—
98,112,218	57,778,429	33,104,718	31,150,393	4,064,245	40,613,881	169,137,084
—	—	—	—	1,496,924	6,850,774	13,003,479
—	—	—	—	—	—	—
—	—	—	—	184,320	—	—
761,923	1,516,341	962,394	652,813	143,368	203,012	2,334,454
848,738	1,550,511	1,043,265	664,699	160,272	224,256	2,427,551
644,423	1,175,066	790,501	495,576	74,720	135,787	1,921,536
1,090,939	2,127,241	1,350,154	930,569	220,141	308,175	3,402,973
97,600	87,554	100,795	40,120	14,089	13,520	141,505
75,152	69,819	71,142	68,905	67,487	66,963	74,897
474,941	315,020	561,572	144,618	66,445	45,907	430,105
6,994	4,088	6,372	5,567	6,848	6,512	1,557
102,112,928	64,820,823	37,990,913	34,153,260	6,534,610	48,468,787	192,875,141
$26,863,518,044	$54,144,460,494	$34,404,707,044	$23,918,968,698	$5,511,330,451	$7,893,227,970	$90,179,468,119

$37,337,804,521	$56,366,369,609	$42,875,190,357	$24,440,196,604	$7,677,034,772	$8,913,907,669	$70,003,901,646
(10,474,286,477)	(2,221,909,115)	(8,470,483,313)	(521,227,906)	(2,165,704,321)	(1,020,679,699)	20,175,566,473
$26,863,518,044	$54,144,460,494	$34,404,707,044	$23,918,968,698	$5,511,330,451	$7,893,227,970	$90,179,468,119

$44.67	$53.88	$139.23	$154.29	$44.83	$42.15	$141.01
601,348,400	1,004,995,427	247,115,324	155,026,000	122,947,450	187,250,000	639,511,794

$28,020,084,301	$51,360,914,787	$40,762,630,979	$22,891,506,348	$6,088,250,700	$8,424,147,581	$66,946,895,564
133,578,009	313,002,506	58,394,843	47,230,569	10,046,001	58,107,399	245,300,892
$28,153,662,310	$51,673,917,293	$40,821,025,822	$22,938,736,917	$6,098,296,701	$8,482,254,980	$67,192,196,456
$—	$548	$—	$—	$—	$—	$—
$236,942,104	$215,710,853	$195,948,916	$249,693,506	$68,953,409	$39,210,856	$403,549,579

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2025

State Street Utilities Select Sector SPDR ETF
ASSETS
Investments in unaffiliated issuers, at value*	$21,190,707,450
Investments in affiliated issuers, at value	215,473,315
Total Investments	21,406,180,765
Net cash at broker	1,606,467
Receivable from broker — accumulated variation margin on futures contracts	947,268
Dividends receivable — unaffiliated issuers	13,062,221
Dividends receivable — affiliated issuers	150,312
Securities lending income receivable — unaffiliated issuers	17,145
Securities lending income receivable — affiliated issuers	24,144
Prepaid expenses and other assets	31,494
TOTAL ASSETS	21,422,019,816
LIABILITIES
Payable upon return of securities loaned	191,357,269
Payable for fund shares repurchased	1,481
Advisory and Administration fees payable	579,078
Distribution fees payable	578,358
Unitary fees payable	446,193
License fee payable	835,541
Registration and filing fees payable	36,066
Professional fees payable	66,682
Printing and postage fees payable	185,341
Accrued expenses and other liabilities	5,837
TOTAL LIABILITIES	194,091,846
NET ASSETS	$21,227,927,970
NET ASSETS CONSIST OF:
Paid-in capital	$21,222,404,829
Total distributable earnings (loss)	5,523,141
NET ASSETS	$21,227,927,970
NET ASSET VALUE PER SHARE
Net asset value per share(a)	$43.62
Shares outstanding (unlimited amount authorized, $0.01 par value)(a)	486,648,320
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$20,067,616,140
Investments in affiliated issuers	215,473,315
Total cost of investments	$20,283,089,455
* Includes investments in securities on loan, at value	$398,680,524
(a)	On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF, State Street Energy Select Sector SPDR ETF, State Street Materials Select Sector SPDR ETF,, State Street Technology Select Sector SPDR ETF, and State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The amounts presented here have been adjusted to reflect this split. See Note 13.
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025

	State Street Communication Services Select Sector SPDR ETF	State Street Consumer Discretionary Select Sector SPDR ETF	State Street Consumer Staples Select Sector SPDR ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	56,359	$18,751	$62,353
Dividend income — unaffiliated issuers	252,218,562	206,652,587	434,207,720
Dividend income — affiliated issuers	1,394,963	695,348	1,252,221
Unaffiliated securities lending income	33,966,353	331,663	169,778
Affiliated securities lending income	520,522	134,060	202,680
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	288,156,759	207,832,409	435,894,752
EXPENSES
Advisory and Administration fees	6,558,421	6,610,878	4,922,597
Distribution fees	4,365,668	4,400,329	3,275,107
License fees	3,591,251	3,630,538	2,705,103
Unitary fees	1,500,059	1,514,309	1,129,542
Trustees’ fees and expenses	172,996	179,643	140,882
Professional fees	81,025	79,058	64,784
Printing and postage fees	736,378	813,229	672,285
Insurance expense	47,454	47,596	37,140
Miscellaneous expenses	58,932	62,556	53,379
TOTAL EXPENSES	17,112,184	17,338,136	13,000,819
NET INVESTMENT INCOME (LOSS)	$271,044,575	$190,494,273	$422,893,933
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(829,827,176)	(405,265,275)	(373,606,244)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	4,221,741,942	2,692,205,259	1,560,914,774
In-kind redemptions — affiliated issuers	—	—	—
Futures contracts	6,687,124	2,287,098	(4,641,550)
Net realized gain (loss)	3,398,601,890	2,289,227,082	1,182,666,980
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,676,196,132	1,591,933,219	(2,188,425,504)
Investments — affiliated issuers	—	—	—
Futures contracts	154,675	97,650	(1,033,750)
Net change in unrealized appreciation/depreciation	2,676,350,807	1,592,030,869	(2,189,459,254)
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,074,952,697	3,881,257,951	(1,006,792,274)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,345,997,272	$4,071,752,224	$(583,898,341)
See accompanying notes to financial statements.

State Street Energy Select Sector SPDR ETF	State Street Financial Select Sector SPDR ETF	State Street Health Care Select Sector SPDR ETF	State Street Industrial Select Sector SPDR ETF	State Street Materials Select Sector SPDR ETF	State Street Real Estate Select Sector SPDR ETF	State Street Technology Select Sector SPDR ETF

$386,194	$68,867	$—	$37,375	$31,842	$38,247	$215,786
1,006,915,745	758,266,317	656,510,521	342,589,542	110,432,973	211,781,676	541,859,093
3,622,923	8,421,660	1,892,003	527,819	387,957	405,932	2,688,485
166,099	286,925	158,301	182,911	110,126	47	377,495
228,228	96,120	134,049	153,270	90,305	2,189	288,486
—	—	—	—	—	—	(1,214,886)
1,011,319,189	767,139,889	658,694,874	343,490,917	111,053,203	212,228,091	544,214,459

9,299,218	15,111,195	10,984,015	6,403,232	1,625,728	2,242,008	22,317,376
6,187,307	10,056,148	7,307,146	4,261,924	1,081,911	1,491,835	14,856,596
5,132,384	8,284,812	6,044,241	3,515,592	894,981	1,232,359	12,250,628
2,136,683	3,463,269	2,523,111	1,466,380	372,783	514,064	5,105,635
285,413	408,417	327,762	173,845	45,784	62,267	604,232
108,407	160,711	121,186	82,339	39,282	45,581	220,059
1,355,905	1,837,697	1,545,512	774,101	213,481	303,500	2,721,736
84,176	97,906	89,836	44,562	12,861	15,056	171,736
99,809	105,669	105,652	58,909	31,824	34,111	163,982
24,689,302	39,525,824	29,048,461	16,780,884	4,318,635	5,940,781	58,411,980
$986,629,887	$727,614,065	$629,646,413	$326,710,033	$106,734,568	$206,287,310	$485,802,479

(373,561,451)	(307,826,088)	(338,243,068)	(109,489,883)	(468,168,666)	(124,896,577)	(340,232,905)
—	(581,738)	—	—	—	—	—
1,593,671,517	9,177,703,165	2,613,009,074	2,149,565,566	233,212,405	353,684,531	6,424,918,021
—	11,431,087	—	—	—	—	—
(5,033,436)	4,306,587	—	1,131,291	(1,623,826)	(2,108,435)	12,743,867
1,215,076,630	8,885,033,013	2,274,766,006	2,041,206,974	(236,580,087)	226,679,519	6,097,428,983

(969,295,163)	(983,735,554)	(6,417,656,237)	570,268,749	(299,557,844)	(650,403,455)	11,572,457,189
—	41,602,354	—	—	—	—	—
(1,910,473)	106,050	—	(228,226)	(557,698)	196,306	1,535,441
(971,205,636)	(942,027,150)	(6,417,656,237)	570,040,523	(300,115,542)	(650,207,149)	11,573,992,630
243,870,994	7,943,005,863	(4,142,890,231)	2,611,247,497	(536,695,629)	(423,527,630)	17,671,421,613
$1,230,500,881	$8,670,619,928	$(3,513,243,818)	$2,937,957,530	$(429,961,061)	$(217,240,320)	$18,157,224,092

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2025

State Street Utilities Select Sector SPDR ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$105,751
Dividend income — unaffiliated issuers	538,014,849
Dividend income — affiliated issuers	1,694,492
Unaffiliated securities lending income	96,693
Affiliated securities lending income	129,730
TOTAL INVESTMENT INCOME (LOSS)	540,041,515
EXPENSES
Advisory and Administration fees	5,566,598
Distribution fees	3,704,588
License fees	3,053,218
Unitary fees	1,274,609
Trustees’ fees and expenses	148,591
Professional fees	68,269
Printing and postage fees	694,156
Insurance expense	35,403
Miscellaneous expenses	50,289
TOTAL EXPENSES	14,595,721
NET INVESTMENT INCOME (LOSS)	$525,445,794
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,301,482)
In-kind redemptions — unaffiliated issuers	1,319,384,462
Futures contracts	2,212,045
Net realized gain (loss)	1,302,295,025
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	202,422,578
Futures contracts	(613,068)
Net change in unrealized appreciation/depreciation	201,809,510
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,504,104,535
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,029,550,329
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Communication Services Select Sector SPDR ETF		State Street Consumer Discretionary Select Sector SPDR ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended(a) 9/30/25	Year Ended(a) 9/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$271,044,575	$191,393,984	$190,494,273	$158,727,834
Net realized gain (loss)	3,398,601,890	2,719,772,188	2,289,227,082	1,094,843,560
Net change in unrealized appreciation/depreciation	2,676,350,807	2,529,222,262	1,592,030,869	2,845,214,676
Net increase (decrease) in net assets resulting from operations	6,345,997,272	5,440,388,434	4,071,752,224	4,098,786,070
Net equalization credits and charges	400,066	(3,546,184)	(784,166)	(2,763,597)
Distributions to shareholders	(263,829,871)	(189,772,693)	(188,354,344)	(156,770,004)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	19,134,269,225	13,092,018,247	19,362,832,849	18,466,448,520
Cost of shares redeemed	(16,384,930,604)	(12,815,124,985)	(18,051,362,922)	(20,396,660,729)
Net income equalization	(400,066)	3,546,184	784,166	2,763,597
Net increase (decrease) in net assets from beneficial interest transactions	2,748,938,555	280,439,446	1,312,254,093	(1,927,448,612)
Net increase (decrease) in net assets during the period	8,831,506,022	5,527,509,003	5,194,867,807	2,011,803,857
Net assets at beginning of period	18,637,825,830	13,110,316,827	19,443,914,073	17,432,110,216
NET ASSETS AT END OF PERIOD	$27,469,331,852	$18,637,825,830	$24,638,781,880	$19,443,914,073
SHARES OF BENEFICIAL INTEREST:
Shares sold	184,200,000	170,250,000	179,900,000	211,900,000
Shares redeemed	(158,300,000)	(164,000,000)	(168,300,000)	(234,500,000)
Net increase (decrease) from share transactions	25,900,000	6,250,000	11,600,000	(22,600,000)

(a)	On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF, State Street Energy Select Sector SPDR ETF, State Street Materials Select Sector SPDR ETF,, State Street Technology Select Sector SPDR ETF, and State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The amounts presented here have been adjusted to reflect this split. See Note 13.
See accompanying notes to financial statements.

State Street Consumer Staples Select Sector SPDR ETF		State Street Energy Select Sector SPDR ETF		State Street Financial Select Sector SPDR ETF
Year Ended 9/30/25	Year Ended 9/30/24	Year Ended(a) 9/30/25	Year Ended(a) 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24

$422,893,933	$447,522,363	$986,629,887	$1,209,589,990	$727,614,065	$613,201,457
1,182,666,980	836,248,356	1,215,076,630	1,804,783,564	8,885,033,013	3,554,395,436
(2,189,459,254)	2,027,187,277	(971,205,636)	(3,195,122,649)	(942,027,150)	7,525,260,506
(583,898,341)	3,310,957,996	1,230,500,881	(180,749,095)	8,670,619,928	11,692,857,399
(4,250,799)	(6,803,164)	(14,869,406)	(27,520,778)	965,637	(12,599,298)
(425,930,521)	(440,576,935)	(990,241,768)	(1,239,881,431)	(736,692,051)	(604,853,490)

21,532,501,669	23,799,803,691	18,421,842,934	23,508,638,341	68,289,870,074	40,112,633,513
(22,362,279,721)	(24,977,710,236)	(27,258,952,143)	(25,667,289,786)	(64,373,195,874)	(39,505,088,306)
4,250,799	6,803,164	14,869,406	27,520,778	(965,637)	12,599,298
(825,527,253)	(1,171,103,381)	(8,822,239,803)	(2,131,130,667)	3,915,708,563	620,144,505
(1,839,606,914)	1,692,474,516	(8,596,850,096)	(3,579,281,971)	11,850,602,077	11,695,549,116
17,898,707,828	16,206,233,312	35,460,368,140	39,039,650,111	42,293,858,417	30,598,309,301
$16,059,100,914	$17,898,707,828	$26,863,518,044	$35,460,368,140	$54,144,460,494	$42,293,858,417

266,300,000	315,900,000	417,500,000	528,900,000	1,360,050,000	1,013,350,000
(277,000,000)	(335,850,000)	(623,800,000)	(585,000,000)	(1,288,500,000)	(1,002,300,000)
(10,700,000)	(19,950,000)	(206,300,000)	(56,100,000)	71,550,000	11,050,000

(a)	On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF, State Street Energy Select Sector SPDR ETF, State Street Materials Select Sector SPDR ETF,, State Street Technology Select Sector SPDR ETF, and State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The amounts presented here have been adjusted to reflect this split. See Note 13.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Health Care Select Sector SPDR ETF		State Street Industrial Select Sector SPDR ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$629,646,413	$631,454,319	$326,710,033	$265,766,747
Net realized gain (loss)	2,274,766,006	2,826,381,027	2,041,206,974	2,086,160,838
Net change in unrealized appreciation/depreciation	(6,417,656,237)	4,084,667,233	570,040,523	2,723,227,320
Net increase (decrease) in net assets resulting from operations	(3,513,243,818)	7,542,502,579	2,937,957,530	5,075,154,905
Net equalization credits and charges	(9,950,109)	(9,752,049)	(1,491,924)	(942,830)
Distributions to shareholders	(626,291,294)	(623,780,295)	(323,904,829)	(264,119,111)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	27,730,414,538	29,254,652,522	27,484,940,263	31,965,874,837
Cost of shares redeemed	(31,016,395,015)	(32,048,634,739)	(25,717,131,403)	(31,652,665,828)
Net income equalization	9,950,109	9,752,049	1,491,924	942,830
Net increase (decrease) in net assets from beneficial interest transactions	(3,276,030,368)	(2,784,230,168)	1,769,300,784	314,151,839
Net increase (decrease) in net assets during the period	(7,425,515,589)	4,124,740,067	4,381,861,561	5,124,244,803
Net assets at beginning of period	41,830,222,633	37,705,482,566	19,537,107,137	14,412,862,334
NET ASSETS AT END OF PERIOD	$34,404,707,044	$41,830,222,633	$23,918,968,698	$19,537,107,137
SHARES OF BENEFICIAL INTEREST:
Shares sold	196,800,000	206,100,000	197,100,000	269,000,000
Shares redeemed	(221,300,000)	(227,400,000)	(186,250,000)	(267,050,000)
Net increase (decrease) from share transactions	(24,500,000)	(21,300,000)	10,850,000	1,950,000
See accompanying notes to financial statements.

State Street Materials Select Sector SPDR ETF		State Street Real Estate Select Sector SPDR ETF		State Street Technology Select Sector SPDR ETF
Year Ended(a) 9/30/25	Year Ended(a) 9/30/24	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended(a) 9/30/25	Year Ended(a) 9/30/24

$106,734,568	$97,123,290	$206,287,310	$180,050,211	$485,802,479	$466,966,136
(236,580,087)	221,128,391	226,679,519	73,083,989	6,097,428,983	10,931,512,203
(300,115,542)	835,466,321	(650,207,149)	1,545,387,222	11,573,992,630	7,734,612,947
(429,961,061)	1,153,718,002	(217,240,320)	1,798,521,422	18,157,224,092	19,133,091,286
2,324,403	(2,754,287)	(579,919)	7,452,132	328,894	3,912,857
(106,852,486)	(105,340,086)	(247,443,245)	(215,940,605)	(475,467,586)	(482,451,081)

9,838,662,519	10,424,809,229	4,173,833,413	5,669,190,128	24,083,481,337	42,539,434,873
(9,346,420,639)	(10,859,892,589)	(4,119,473,911)	(3,041,558,278)	(21,676,510,938)	(38,686,762,670)
(2,324,403)	2,754,287	579,919	(7,452,132)	(328,894)	(3,912,857)
489,917,477	(432,329,073)	54,939,421	2,620,179,718	2,406,641,505	3,848,759,346
(44,571,667)	613,294,556	(410,324,063)	4,210,212,667	20,088,726,905	22,503,312,408
5,555,902,118	4,942,607,562	8,303,552,033	4,093,339,366	70,090,741,214	47,587,428,806
$5,511,330,451	$5,555,902,118	$7,893,227,970	$8,303,552,033	$90,179,468,119	$70,090,741,214

219,600,000	242,400,000	99,500,000	145,200,000	202,100,000	415,400,000
(211,900,000)	(253,000,000)	(98,150,000)	(79,450,000)	(183,400,000)	(375,300,000)
7,700,000	(10,600,000)	1,350,000	65,750,000	18,700,000	40,100,000

(a)	On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF, State Street Energy Select Sector SPDR ETF, State Street Materials Select Sector SPDR ETF,, State Street Technology Select Sector SPDR ETF, and State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The amounts presented here have been adjusted to reflect this split. See Note 13.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Utilities Select Sector SPDR ETF
	Year Ended(a) 9/30/25	Year Ended(a) 9/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$525,445,794	$437,836,123
Net realized gain (loss)	1,302,295,025	162,329,649
Net change in unrealized appreciation/depreciation	201,809,510	4,427,352,106
Net increase (decrease) in net assets resulting from operations	2,029,550,329	5,027,517,878
Net equalization credits and charges	(2,940,455)	4,536,442
Distributions to shareholders	(528,526,204)	(467,924,016)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	14,935,211,811	20,766,669,480
Cost of shares redeemed	(13,709,458,387)	(20,011,549,398)
Net income equalization	2,940,455	(4,536,442)
Net increase (decrease) in net assets from beneficial interest transactions	1,228,693,879	750,583,640
Net increase (decrease) in net assets during the period	2,726,777,549	5,314,713,944
Net assets at beginning of period	18,501,150,421	13,186,436,477
NET ASSETS AT END OF PERIOD	$21,227,927,970	$18,501,150,421
SHARES OF BENEFICIAL INTEREST:
Shares sold	372,900,000	622,100,000
Shares redeemed	(344,400,000)	(611,400,000)
Net increase (decrease) from share transactions	28,500,000	10,700,000

(a)	On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF, State Street Energy Select Sector SPDR ETF, State Street Materials Select Sector SPDR ETF,, State Street Technology Select Sector SPDR ETF, and State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The amounts presented here have been adjusted to reflect this split. See Note 13.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Communication Services Select Sector SPDR ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$90.41	$65.58	$47.89	$80.15	$59.40
Income (loss) from investment operations:
Net investment income (loss) (b)	1.26	0.88	0.54	0.58	0.54
Net realized and unrealized gain (loss) (c)	27.92	24.85	17.68	(32.25)	20.73
Total from investment operations	29.18	25.73	18.22	(31.67)	21.27
Net equalization credits and charges (b)	(0.00)(d)	(0.02)	0.01	(0.02)	(0.00)(d)
Distributions to shareholders from:
Net investment income	(1.21)	(0.88)	(0.54)	(0.57)	(0.52)
Net asset value, end of period	$118.38	$90.41	$65.58	$47.89	$80.15
Total return (e)	32.43%	39.32%	38.24%	(39.71)%	35.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,469,332	$18,637,826	$13,110,317	$7,578,050	$15,176,057
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	1.24%	1.12%	0.92%	0.88%	0.73%
Portfolio turnover rate (f)	40%	25%	28%	21%	15%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street Consumer Discretionary Select Sector SPDR ETF
	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)(b)	Year Ended 9/30/21(a)(b)
Net asset value, beginning of period	$100.23	$80.48	$71.24	$89.77	$73.50
Income (loss) from investment operations:
Net investment income (loss) (c)	0.94	0.75	0.72	0.62	0.55
Net realized and unrealized gain (loss) (d)	19.60	19.77	9.22	(18.53)	16.26
Total from investment operations	20.54	20.52	9.94	(17.91)	16.81
Net equalization credits and charges (c)	(0.01)	(0.02)	0.02	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.93)	(0.75)	(0.72)	(0.61)	(0.55)
Net asset value, end of period	$119.83	$100.23	$80.48	$71.24	$89.77
Total return (e)	20.58%	25.54%	14.08%	(20.06)%	22.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,638,782	$19,443,914	$17,432,110	$14,098,639	$19,633,737
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	0.87%	0.85%	0.95%	0.70%	0.65%
Portfolio turnover rate (f)	10%	26%	24%	22%	23%
(a)	On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street Consumer Staples Select Sector SPDR ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$83.03	$68.81	$66.72	$68.83	$64.13
Income (loss) from investment operations:
Net investment income (loss) (b)	2.08	2.13	1.90	1.84	1.85
Net realized and unrealized gain (loss) (c)	(4.59)	14.23	2.08	(2.16)	4.67
Total from investment operations	(2.51)	16.36	3.98	(0.32)	6.52
Net equalization credits and charges (b)	(0.02)	(0.03)	0.00(d)	0.03	(0.01)
Distributions to shareholders from:
Net investment income	(2.11)	(2.11)	(1.89)	(1.82)	(1.81)
Net asset value, end of period	$78.39	$83.03	$68.81	$66.72	$68.83
Total return (e)	(3.06)%	24.04%	5.84%	(0.63)%	10.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,059,101	$17,898,708	$16,206,233	$14,465,958	$11,757,576
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	2.58%	2.85%	2.58%	2.49%	2.71%
Portfolio turnover rate (f)	8%	28%	17%	11%	4%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street Energy Select Sector SPDR ETF
	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)(b)	Year Ended 9/30/21(a)(b)
Net asset value, beginning of period	$43.91	$45.20	$35.99	$26.06	$14.99
Income (loss) from investment operations:
Net investment income (loss) (c)	1.41	1.43	1.41	1.46	1.06
Net realized and unrealized gain (loss) (d)	0.81	(1.20)	9.36	10.03	11.05
Total from investment operations	2.22	0.23	10.77	11.49	12.11
Net equalization credits and charges (c)	(0.02)	(0.03)	(0.04)	(0.03)	0.04
Distributions to shareholders from:
Net investment income	(1.44)	(1.49)	(1.52)	(1.53)	(1.08)
Net asset value, end of period	$44.67	$43.91	$45.20	$35.99	$26.06
Total return (e)	5.12%	0.45%	30.31%	44.34%	81.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,863,518	$35,460,368	$39,039,650	$33,531,192	$25,084,339
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	3.19%	3.23%	3.30%	4.14%	4.54%
Portfolio turnover rate (f)	10%	19%	8%	9%	14%
(a)	On December 4, 2025, the State Street Energy Select Sector SPDR ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street Financial Select Sector SPDR ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$45.31	$33.17	$30.31	$37.53	$24.06
Income (loss) from investment operations:
Net investment income (loss) (b)	0.73	0.66	0.67	0.68	0.61
Net realized and unrealized gain (loss) (c)	8.58	12.15	2.86	(7.21)	13.44
Total from investment operations	9.31	12.81	3.53	(6.53)	14.05
Net equalization credits and charges (b)	0.00(d)	(0.01)	0.00(d)	(0.02)	0.02
Distributions to shareholders from:
Net investment income	(0.74)	(0.66)	(0.67)	(0.67)	(0.60)
Net asset value, end of period	$53.88	$45.31	$33.17	$30.31	$37.53
Total return (e)	20.63%	38.82%	11.67%	(17.67)%	58.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$54,144,460	$42,293,858	$30,598,309	$26,953,933	$40,412,690
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	1.45%	1.66%	1.97%	1.83%	1.80%
Portfolio turnover rate (f)	6%	3%	23%	4%	3%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of units. on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street Health Care Select Sector SPDR ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$154.01	$128.72	$121.02	$127.26	$105.56
Income (loss) from investment operations:
Net investment income (loss) (b)	2.42	2.28	2.13	1.95	1.85
Net realized and unrealized gain (loss) (c)	(14.72)	25.32	7.69	(6.27)	21.65
Total from investment operations	(12.30)	27.60	9.82	(4.32)	23.50
Net equalization credits and charges (b)	(0.04)	(0.04)	0.01	0.04	0.01
Distributions to shareholders from:
Net investment income	(2.44)	(2.27)	(2.13)	(1.96)	(1.81)
Net asset value, end of period	$139.23	$154.01	$128.72	$121.02	$127.26
Total return (d)	(7.99)%	21.53%	8.10%	(3.47)%	22.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$34,404,707	$41,830,223	$37,705,483	$35,805,067	$30,358,856
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	1.72%	1.60%	1.62%	1.48%	1.54%
Portfolio turnover rate (e)	2%	2%	3%	2%	4%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street Industrial Select Sector SPDR ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$135.51	$101.34	$82.79	$97.77	$76.98
Income (loss) from investment operations:
Net investment income (loss) (b)	2.15	1.84	1.71	1.52	1.27
Net realized and unrealized gain (loss) (c)	18.78	34.18	18.56	(14.94)	20.81
Total from investment operations	20.93	36.02	20.27	(13.42)	22.08
Net equalization credits and charges (b)	(0.01)	(0.01)	(0.01)	(0.04)	0.01
Contribution from affiliate	—	—	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(2.14)	(1.84)	(1.71)	(1.52)	(1.30)
Net asset value, end of period	$154.29	$135.51	$101.34	$82.79	$97.77
Total return (e)	15.60%	35.75%	24.50%(f)	(13.95)%	28.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,918,969	$19,537,107	$14,412,862	$11,104,720	$17,367,182
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	1.53%	1.55%	1.69%	1.54%	1.33%
Portfolio turnover rate (g)	3%	7%	9%	7%	2%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The contribution from an affiliate had no impact on total return.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street Materials Select Sector SPDR ETF
	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)(b)	Year Ended 9/30/21(a)(b)
Net asset value, beginning of period	$48.21	$39.28	$33.99	$39.56	$31.81
Income (loss) from investment operations:
Net investment income (loss) (c)	0.88	0.78	0.80	0.82	0.73
Net realized and unrealized gain (loss) (d)	(3.42)	9.05	5.32	(5.51)	7.72
Total from investment operations	(2.54)	9.83	6.12	(4.69)	8.45
Net equalization credits and charges (c)	0.02	(0.02)	(0.01)	(0.03)	(0.00)(e)
Distributions to shareholders from:
Net investment income	(0.86)	(0.88)	(0.82)	(0.85)	(0.70)
Net asset value, end of period	$44.83	$48.21	$39.28	$33.99	$39.56
Total return (f)	(5.16)%	25.18%	17.97%	(12.23)%	26.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,511,330	$5,555,902	$4,942,608	$4,702,427	$7,501,906
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	1.97%	1.79%	1.99%	1.97%	1.83%
Portfolio turnover rate (g)	29%	13%	3%	2%	5%
(a)	On December 4, 2025, the State Street Materials Select Sector SPDR ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street Real Estate Select Sector SPDR ETF
	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$44.67	$34.07	$36.00	$44.47	$35.30
Income (loss) from investment operations:
Net investment income (loss) (b)	1.16	1.20	1.20	0.86	0.85
Net realized and unrealized gain (loss) (c)	(2.29)	10.73	(1.79)	(7.99)	9.66
Total from investment operations	(1.13)	11.93	(0.59)	(7.13)	10.51
Net equalization credits and charges (b)	(0.00)(d)	0.05	(0.01)	0.03	0.05
Distributions to shareholders from:
Net investment income	(1.39)	(1.38)	(1.33)	(1.37)	(1.39)
Net asset value, end of period	$42.15	$44.67	$34.07	$36.00	$44.47
Total return (e)	(2.41)%	35.70%	(1.81)%	(16.46)%	30.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,893,228	$8,303,552	$4,093,339	$4,612,173	$4,282,141
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	2.77%	3.07%	3.20%	1.90%	2.05%
Portfolio turnover rate (f)	8%	5%	9%	11%	4%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street Technology Select Sector SPDR ETF
	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)(b)	Year Ended 9/30/21(a)(b)
Net asset value, beginning of period	$112.90	$81.95	$59.37	$74.68	$58.38
Income (loss) from investment operations:
Net investment income (loss) (c)	0.78	0.76	0.71	0.62	0.56
Net realized and unrealized gain (loss) (d)	28.09	30.96	22.57	(15.31)	16.30
Total from investment operations	28.87	31.72	23.28	(14.69)	16.86
Net equalization credits and charges (c)	0.00(e)	0.01	—	(0.00)(e)	(0.01)
Distributions to shareholders from:
Net investment income	(0.76)	(0.78)	(0.70)	(0.62)	(0.55)
Net asset value, end of period	$141.01	$112.90	$81.95	$59.37	$74.68
Total return (f)	25.68%	38.79%	39.34%	(19.82)%	28.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$90,179,468	$70,090,741	$47,587,429	$35,656,531	$43,022,516
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	0.65%	0.75%	0.96%	0.83%	0.81%
Portfolio turnover rate (g)	5%	39%	19%	9%	4%
(a)	On December 4, 2025, the State Street Technology Select Sector SPDR ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	State Street Utilities Select Sector SPDR ETF
	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)(b)	Year Ended 9/30/21(a)(b)
Net asset value, beginning of period	$40.38	$29.47	$32.73	$31.94	$29.70
Income (loss) from investment operations:
Net investment income (loss) (c)	1.14	1.04	0.99	0.98	0.93
Net realized and unrealized gain (loss) (d)	3.27	10.97	(3.20)	0.81	2.31
Total from investment operations	4.41	12.01	(2.21)	1.79	3.24
Net equalization credits and charges (c)	(0.01)	0.01	0.01	0.02	(0.01)
Distributions to shareholders from:
Net investment income	(1.16)	(1.11)	(1.06)	(1.02)	(0.99)
Net asset value, end of period	$43.62	$40.38	$29.47	$32.73	$31.94
Total return (e)	11.18%	41.54%	(7.02)%	5.46%	10.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,227,928	$18,501,150	$13,186,436	$16,119,053	$11,956,669
Ratios to average net assets:
Total expenses	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	2.84%	3.13%	2.96%	2.76%	2.89%
Portfolio turnover rate (f)	2%	5%	3%	4%	3%
(a)	On December 4, 2025, the State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2025, the Trust consists of twenty-two (22) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
State Street Communication Services Select Sector SPDR ETF (formerly The Communication Services Select Sector SPDR Fund)
State Street Consumer Discretionary Select Sector SPDR ETF (formerly The Consumer Discretionary Select Sector SPDR Fund)
State Street Consumer Staples Select Sector SPDR ETF (formerly The Consumer Staples Select Sector SPDR Fund)
State Street Energy Select Sector SPDR ETF (formerly The Energy Select Sector SPDR Fund)
State Street Financial Select Sector SPDR ETF (formerly The Financial Select Sector SPDR Fund)
State Street Health Care Select Sector SPDR ETF (formerly The Health Care Select Sector SPDR Fund)
State Street Industrial Select Sector SPDR ETF (formerly The Industrial Select Sector SPDR Fund)
State Street Materials Select Sector SPDR ETF (formerly The Materials Select Sector SPDR Fund)
State Street Real Estate Select Sector SPDR ETF (formerly The Real Estate Select Sector SPDR Fund )
State Street Technology Select Sector SPDR ETF (formerly The Technology Select Sector SPDR Fund)
State Street Utilities Select Sector SPDR ETF (formerly The Utilities Select Sector SPDR Fund)
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s total return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s total return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' respective Select Sector Index, which in turn could result in a difference between the Fund's performance and the performance of the Fund's respective Select Sector Index. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2025 is disclosed in each Fund’s respective Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or recoverable  as of September 30, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
The Funds in the following  tables each entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity. The following tables summarize the value of the Fund's derivative instruments as of September 30, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR ETF
Futures Contracts	$—	$—	$—	$155,025	$—	$155,025
State Street Consumer Discretionary Select Sector SPDR ETF
Futures Contracts	—	—	—	97,970	—	97,970
State Street Energy Select Sector SPDR ETF
Futures Contracts	—	—	—	744,120	—	744,120
State Street Financial Select Sector SPDR ETF
Futures Contracts	—	—	—	106,875	—	106,875
State Street Industrial Select Sector SPDR ETF
Futures Contracts	—	—	—	461,250	—	461,250
State Street Real Estate Select Sector SPDR ETF
Futures Contracts	—	—	—	108,125	—	108,125
State Street Technology Select Sector SPDR ETF
Futures Contracts	—	—	—	3,261,225	—	3,261,225
State Street Utilities Select Sector SPDR ETF
Futures Contracts	—	—	—	947,268	—	947,268
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Consumer Staples Select Sector SPDR ETF
Futures Contracts	$—	$—	$—	$1,031,021	$—	$1,031,021
State Street Materials Select Sector SPDR ETF
Futures Contracts	—	—	—	184,320	—	184,320

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR ETF
Futures Contracts	$—	$—	$—	$6,687,124	$—	$6,687,124
State Street Consumer Discretionary Select Sector SPDR ETF
Futures Contracts	—	—	—	2,287,098	—	2,287,098
State Street Consumer Staples Select Sector SPDR ETF
Futures Contracts	—	—	—	(4,641,550)	—	(4,641,550)
State Street Energy Select Sector SPDR ETF
Futures Contracts	—	—	—	(5,033,436)	—	(5,033,436)
State Street Financial Select Sector SPDR ETF
Futures Contracts	—	—	—	4,306,587	—	4,306,587
State Street Industrial Select Sector SPDR ETF
Futures Contracts	—	—	—	1,131,291	—	1,131,291
State Street Materials Select Sector SPDR ETF
Futures Contracts	—	—	—	(1,623,826)	—	(1,623,826)
State Street Real Estate Select Sector SPDR ETF
Futures Contracts	—	—	—	(2,108,435)	—	(2,108,435)
State Street Technology Select Sector SPDR ETF
Futures Contracts	—	—	—	12,743,867	—	12,743,867
State Street Utilities Select Sector SPDR ETF
Futures Contracts	—	—	—	2,212,045	—	2,212,045
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR ETF
Futures Contracts	$—	$—	$—	$154,675	$—	$154,675
State Street Consumer Discretionary Select Sector SPDR ETF
Futures Contracts	—	—	—	97,650	—	97,650
State Street Consumer Staples Select Sector SPDR ETF
Futures Contracts	—	—	—	(1,033,750)	—	(1,033,750)
State Street Energy Select Sector SPDR ETF
Futures Contracts	—	—	—	(1,910,473)	—	(1,910,473)
State Street Financial Select Sector SPDR ETF
Futures Contracts	—	—	—	106,050	—	106,050
State Street Industrial Select Sector SPDR ETF
Futures Contracts	—	—	—	(228,226)	—	(228,226)
State Street Materials Select Sector SPDR ETF
Futures Contracts	—	—	—	(557,698)	—	(557,698)
State Street Real Estate Select Sector SPDR ETF
Futures Contracts	—	—	—	196,306	—	196,306
State Street Technology Select Sector SPDR ETF
Futures Contracts	—	—	—	1,535,441	—	1,535,441
State Street Utilities Select Sector SPDR ETF
Futures Contracts	—	—	—	(613,068)	—	(613,068)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

5.    Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets of the Trust up to the next $100.0 billion of net assets; (viii) 0.0243% of average daily net assets of the Trust up to the next $100.0 billion of net assets; and 0.023% of average daily net assets on the remainder of net assets of the Trust.
The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.
Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective June 1, 2025, the unitary fee structure was amended and  is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) over $75 billion - $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) over $100 billion - $250 billion of net assets of the Trust, 0.004% of average daily net assets; and (v) over $250 billion of net assets of the Trust, 0.0025% of average daily net assets. Prior to June 1, 2025, the unitary fee structure was calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) over $75 billion - $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) over $100 billion - $400 billion of net assets of the Trust, 0.004% of average daily net assets; and (v) over $400 billion of net assets of the Trust, 0.0025% of average daily net assets.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2025, are disclosed in the Funds' respective Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Additional Expenses
Distributor
ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective February 1, 2022, the Board limited each Fund's 12b-1 fee to an annual rate of 0.02% of its average daily net assets. This limitation is in effect through at least January 31, 2026.
License Fees
S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Fund's Select Sector Index. Each Fund pays an annual sub-license fee to S&P based on a percentage of its total expense ratio shown on the financial highlight for the most recent fiscal year. This rate is applied to the Fund’s average daily net assets. Future years’ sub-license fee rate will be based on a schedule of percentages applied to the most recent total expense ratio of a Fund shown in the, then, current annual report and applied to the average daily net assets of that Fund. Fees to S&P are generally paid quarterly.
7.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended September 30, 2025, were as follows:
	Purchases	Sales
State Street Communication Services Select Sector SPDR ETF	$8,741,898,997	$8,721,520,351
State Street Consumer Discretionary Select Sector SPDR ETF	2,300,326,394	2,322,251,890
State Street Consumer Staples Select Sector SPDR ETF	1,281,149,457	1,284,377,804
State Street Energy Select Sector SPDR ETF	3,227,210,440	3,183,366,945
State Street Financial Select Sector SPDR ETF	3,078,336,113	3,103,968,347
State Street Health Care Select Sector SPDR ETF	572,109,110	570,062,969
State Street Industrial Select Sector SPDR ETF	688,070,392	687,533,844
State Street Materials Select Sector SPDR ETF	1,584,412,811	1,587,256,450
State Street Real Estate Select Sector SPDR ETF	610,924,758	611,372,521
State Street Technology Select Sector SPDR ETF	3,650,466,186	3,459,888,962

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

	Purchases	Sales
State Street Utilities Select Sector SPDR ETF	$394,595,042	$361,324,721
For the year ended September 30, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Communication Services Select Sector SPDR ETF	$16,099,679,820	$13,357,479,742	$4,221,741,942
State Street Consumer Discretionary Select Sector SPDR ETF	14,137,592,660	12,811,954,354	2,692,205,259
State Street Consumer Staples Select Sector SPDR ETF	14,422,529,531	15,251,500,056	1,560,914,774
State Street Energy Select Sector SPDR ETF	11,623,618,829	20,454,116,404	1,593,671,517
State Street Financial Select Sector SPDR ETF	55,023,661,050	51,107,760,467	9,189,134,252
State Street Health Care Select Sector SPDR ETF	20,013,738,013	23,297,219,950	2,613,009,074
State Street Industrial Select Sector SPDR ETF	19,037,316,491	17,270,094,210	2,149,565,566
State Street Materials Select Sector SPDR ETF	6,734,405,506	6,242,192,429	233,212,405
State Street Real Estate Select Sector SPDR ETF	3,419,199,966	3,364,279,168	353,684,531
State Street Technology Select Sector SPDR ETF	17,688,363,253	15,310,249,408	6,424,918,021
State Street Utilities Select Sector SPDR ETF	11,388,998,285	10,162,425,767	1,319,384,462
9.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for in-kind transactions, nontaxable dividend adjustments to income, future contracts, wash sale loss deferrals, real estate investment trusts, and distributions in excess of current earnings.
The tax character of distributions paid during the year ended September 30, 2025, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Communication Services Select Sector SPDR ETF	$263,829,871	$—	$263,829,871
State Street Consumer Discretionary Select Sector SPDR ETF	188,354,344	—	188,354,344
State Street Consumer Staples Select Sector SPDR ETF	425,930,521	—	425,930,521
State Street Energy Select Sector SPDR ETF	990,241,768	—	990,241,768
State Street Financial Select Sector SPDR ETF	736,692,051	—	736,692,051
State Street Health Care Select Sector SPDR ETF	626,291,294	—	626,291,294
State Street Industrial Select Sector SPDR ETF	323,904,829	—	323,904,829
State Street Materials Select Sector SPDR ETF	106,852,486	—	106,852,486
State Street Real Estate Select Sector SPDR ETF	247,443,245	—	247,443,245
State Street Technology Select Sector SPDR ETF	475,467,586	—	475,467,586
State Street Utilities Select Sector SPDR ETF	528,526,204	—	528,526,204
The tax character of distributions paid during the year ended September 30, 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Communication Services Select Sector SPDR ETF	$ 189,772,693	$ —	$ 189,772,693
State Street Consumer Discretionary Select Sector SPDR ETF	156,770,004	—	156,770,004
State Street Consumer Staples Select Sector SPDR ETF	440,576,935	—	440,576,935
State Street Energy Select Sector SPDR ETF	1,239,881,431	—	1,239,881,431
State Street Financial Select Sector SPDR ETF	604,853,490	—	604,853,490
State Street Health Care Select Sector SPDR ETF	623,780,295	—	623,780,295
State Street Industrial Select Sector SPDR ETF	264,119,111	—	264,119,111
State Street Materials Select Sector SPDR ETF	105,340,086	—	105,340,086
State Street Real Estate Select Sector SPDR ETF	215,940,605	—	215,940,605
State Street Technology Select Sector SPDR ETF	482,451,081	—	482,451,081
State Street Utilities Select Sector SPDR ETF	467,924,016	—	467,924,016
At September 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
State Street Communication Services Select Sector SPDR ETF	$13,935,633	$(2,647,820,759)	$—	$4,356,103,424	$1,722,218,298
State Street Consumer Discretionary Select Sector SPDR ETF	23,215,675	(4,577,813,592)	—	2,601,279,230	(1,953,318,687)
State Street Consumer Staples Select Sector SPDR ETF	4,647,276	(2,137,754,881)	—	(2,517,345,165)	(4,650,452,770)
State Street Energy Select Sector SPDR ETF	10,103,334	(9,259,684,986)	—	(1,224,704,825)	(10,474,286,477)
State Street Financial Select Sector SPDR ETF	59,034,943	(4,784,591,282)	—	2,503,647,224	(2,221,909,115)
State Street Health Care Select Sector SPDR ETF	31,292,878	(2,076,203,351)	—	(6,425,572,840)	(8,470,483,313)
State Street Industrial Select Sector SPDR ETF	—	(1,533,934,415)	—	1,012,706,509	(521,227,906)
State Street Materials Select Sector SPDR ETF	—	(1,577,421,886)	—	(588,282,435)	(2,165,704,321)
State Street Real Estate Select Sector SPDR ETF	—	(444,780,979)	—	(575,898,720)	(1,020,679,699)
State Street Technology Select Sector SPDR ETF	10,334,893	(2,916,969,747)	—	23,082,201,327	20,175,566,473
State Street Utilities Select Sector SPDR ETF	—	(1,110,808,741)	—	1,116,331,882	5,523,141

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

As of September 30, 2025, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
State Street Communication Services Select Sector SPDR ETF	$304,965,302	$2,342,855,457
State Street Consumer Discretionary Select Sector SPDR ETF	1,493,421,165	3,084,392,427
State Street Consumer Staples Select Sector SPDR ETF	469,819,780	1,667,935,101
State Street Energy Select Sector SPDR ETF	1,110,907,323	8,148,777,663
State Street Financial Select Sector SPDR ETF	1,282,193,392	3,502,397,890
State Street Health Care Select Sector SPDR ETF	281,168,175	1,795,035,176
State Street Industrial Select Sector SPDR ETF	304,409,549	1,229,524,866
State Street Materials Select Sector SPDR ETF	431,078,307	1,146,343,579
State Street Real Estate Select Sector SPDR ETF	127,824,567	316,956,412
State Street Technology Select Sector SPDR ETF	802,267,444	2,114,702,303
State Street Utilities Select Sector SPDR ETF	230,567,685	880,241,056
As of September 30, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Communication Services Select Sector SPDR ETF	$23,529,325,353	$5,085,442,479	$729,339,055	$4,356,103,424
State Street Consumer Discretionary Select Sector SPDR ETF	22,033,021,287	3,633,631,072	1,032,351,842	2,601,279,230
State Street Consumer Staples Select Sector SPDR ETF	18,651,506,275	489,251,566	3,006,596,731	(2,517,345,165)
State Street Energy Select Sector SPDR ETF	28,175,566,422	1,435,997,008	2,660,701,833	(1,224,704,825)
State Street Financial Select Sector SPDR ETF	51,683,372,407	3,961,026,934	1,457,379,710	2,503,647,224
State Street Health Care Select Sector SPDR ETF	40,840,624,269	1,453,026,384	7,878,599,224	(6,425,572,840)
State Street Industrial Select Sector SPDR ETF	22,925,820,738	2,592,940,567	1,580,234,058	1,012,706,509
State Street Materials Select Sector SPDR ETF	6,100,099,552	231,480,081	819,762,516	(588,282,435)
State Street Real Estate Select Sector SPDR ETF	8,491,364,032	456,745,604	1,032,644,324	(575,898,720)
State Street Technology Select Sector SPDR ETF	67,269,659,737	25,313,081,915	2,230,880,588	23,082,201,327
State Street Utilities Select Sector SPDR ETF	20,290,794,696	2,083,662,213	967,330,331	1,116,331,882
11.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

The market value of securities on loan as of September 30, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of September 30, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Communication Services Select Sector SPDR ETF	$ 421,280,080	$ 421,406,591	$ 8,271,966	$ 429,678,557
State Street Consumer Discretionary Select Sector SPDR ETF	370,933,488	525,683	381,628,587	382,154,270
State Street Consumer Staples Select Sector SPDR ETF	139,271,991	112,045,716	29,163,435	141,209,151
State Street Energy Select Sector SPDR ETF	236,942,104	98,112,218	144,047,126	242,159,344
State Street Financial Select Sector SPDR ETF	215,710,853	57,778,429	167,271,712	225,050,141
State Street Health Care Select Sector SPDR ETF	195,948,916	33,104,718	162,353,096	195,457,814
State Street Industrial Select Sector SPDR ETF	249,693,506	31,150,393	225,319,594	256,469,987
State Street Materials Select Sector SPDR ETF	68,953,409	4,064,245	66,994,036	71,058,281
State Street Real Estate Select Sector SPDR ETF	39,210,856	40,613,881	—	40,613,881
State Street Technology Select Sector SPDR ETF	403,549,579	169,137,084	238,661,091	407,798,175
State Street Utilities Select Sector SPDR ETF	398,680,524	191,357,269	211,752,822	403,110,091
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2025:
		Remaining Contractual Maturity of the Agreements as of September 30, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Communication Services Select Sector SPDR ETF	Common Stocks	$421,406,591	$—	$—	$—	$421,406,591	$421,406,591
State Street Consumer Discretionary Select Sector SPDR ETF	Common Stocks	525,683	—	—	—	525,683	525,683
State Street Consumer Staples Select Sector SPDR ETF	Common Stocks	112,045,716	—	—	—	112,045,716	112,045,716
State Street Energy Select Sector SPDR ETF	Common Stocks	98,112,218	—	—	—	98,112,218	98,112,218
State Street Financial Select Sector SPDR ETF	Common Stocks	57,778,429	—	—	—	57,778,429	57,778,429
State Street Health Care Select Sector SPDR ETF	Common Stocks	33,104,718	—	—	—	33,104,718	33,104,718
State Street Industrial Select Sector SPDR ETF	Common Stocks	31,150,393	—	—	—	31,150,393	31,150,393
State Street Materials Select Sector SPDR ETF	Common Stocks	4,064,245	—	—	—	4,064,245	4,064,245
State Street Real Estate Select Sector SPDR ETF	Common Stocks	40,613,881	—	—	—	40,613,881	40,613,881
State Street Technology Select Sector SPDR ETF	Common Stocks	169,137,084	—	—	—	169,137,084	169,137,084
State Street Utilities Select Sector SPDR ETF	Common Stocks	191,357,269	—	—	—	191,357,269	191,357,269

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

12.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market Risk
A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
13.    Subsequent Events
On November 20, 2025, State Street Investment Management announced 2-for-1 share splits on the five State Street Select Sector SPDR ETF listed below. Share splits increase the number of shares outstanding and decrease the fund share price. The aggregate market value of shares outstanding will not be impacted. The share splits will apply to shareholders of record as of market close on December 2, 2025, and are payable after market close on December 4, 2025. The Statements of Assets and Liabilities, the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been retroactively adjusted to give effect to the share splits.
State Street Consumer Discretionary Select Sector SPDR ETF
State Street Energy Select Sector SPDR ETF
State Street Materials Select Sector SPDR ETF
State Street Technology Select Sector SPDR ETF
State Street Utilities Select Sector SPDR ETF
Effective December 1, 2025 (the “Effective Date”), each Fund’s name will change. The new Fund names are incorporated throughout these annual financial statements.
Current Fund Name	Fund Name as of the Effective Date
The Communication Services Select Sector SPDR Fund	State Street® Communication Services Select Sector SPDR® ETF
The Consumer Discretionary Select Sector SPDR Fund	State Street® Consumer Discretionary Select Sector SPDR® ETF
The Consumer Staples Select Sector SPDR Fund	State Street® Consumer Staples Select Sector SPDR® ETF
The Energy Select Sector SPDR Fund	State Street® Energy Select Sector SPDR® ETF
The Financial Select Sector SPDR Fund	State Street® Financial Select Sector SPDR® ETF
The Health Care Select Sector SPDR Fund	State Street® Health Care Select Sector SPDR® ETF
The Industrial Select Sector SPDR Fund	State Street® Industrial Select Sector SPDR® ETF
The Materials Select Sector SPDR Fund	State Street® Materials Select Sector SPDR® ETF
The Real Estate Select Sector SPDR Fund	State Street® Real Estate Select Sector SPDR® ETF
The Technology Select Sector SPDR Fund	State Street® Technology Select Sector SPDR® ETF
The Utilities Select Sector SPDR Fund	State Street® Utilities Select Sector SPDR® ETF

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2025

Additionally, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the Funds’ distributor.
	Current Information	New Information
Fund Distributor	ALPS Portfolio Solutions Distributor, Inc.	State Street Global Advisors Funds Distributors, LLC
Fund Distributor Business Address	1290 Broadway, Suite 1000 Denver, CO 80203	One Congress Street Boston, Massachusetts 02114
Investor Information Telephone Number	1-866-732-8673	1-866-732-8673
Public Website Address	www.sectorspdr.com	www.ssga.com/us/en/ intermediary/capabilities /equities/sector-investing /select-sector-etfs

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The Select Sector SPDR® Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Select Sector SPDR® Trust comprising State Street® Communication Services Select Sector SPDR® ETF (formerly, The Communication Services Select Sector SPDR Fund), State Street® Consumer Discretionary Select Sector SPDR® ETF (formerly, The Consumer Discretionary Select Sector SPDR Fund), State Street® Consumer Staples Select Sector SPDR® ETF (formerly, The Consumer Staples Select Sector SPDR Fund), State Street® Energy Select Sector SPDR® ETF (formerly,The Energy Select Sector SPDR Fund), State Street® Financial Select Sector SPDR® ETF (formerly, The Financial Select Sector SPDR Fund), State Street® Health Care Select Sector SPDR® ETF (formerly, The Health Care Select Sector SPDR Fund), State Street® Industrial Select Sector SPDR® ETF (formerly, The Industrial Select Sector SPDR Fund), State Street®Materials Select Sector SPDR® ETF (formerly, The Materials Select Sector SPDR Fund), State Street® Real Estate Select Sector SPDR® ETF (formerly, The Real Estate Select Sector SPDR Fund), State Street® Technology Select Sector SPDR® ETF (formerly, The Technology Select Sector SPDR Fund), and State Street® Utilities Select Sector SPDR® ETF (formerly, The Utilities Select Sector SPDR Fund) (the “Funds”) as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended September 30, 2025, 2024 and 2023, and the related notes (collectively referred to as the“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years ended September 30, 2025, 2024 and 2023, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the years ended September 30, 2022 and 2021, prior to the reflection of the share splits as described in Note 13, were audited by other auditors whose report dated November 23, 2022, expressed an unqualified opinion on those financial highlights. We also have audited the adjustments to the financial highlights of State Street® Consumer Discretionary Select Sector SPDR® ETF (formerly, The Consumer Discretionary Select Sector SPDR Fund), State Street® Energy Select Sector SPDR® ETF (formerly, The Energy Select Sector SPDR Fund), State Street® Materials Select Sector SPDR® ETF (formerly, The Materials Select Sector SPDR Fund), State Street® Technology Select Sector SPDR® ETF (formerly, The Technology Select Sector SPDR Fund), and State Street® Utilities Select Sector SPDR® ETF (formerly, The Utilities Select Sector SPDR Fund),for the years ended September 30, 2022 and 2021, to reflect the share splits, as described in Note 13. In our opinion,such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the September 30, 2022 and 2021 financial highlights of State Street® Consumer Discretionary Select Sector SPDR® ETF (formerly, The Consumer Discretionary Select Sector SPDR Fund), State Street® Energy Select Sector SPDR® ETF (formerly, The Energy Select Sector SPDR Fund), State Street® Materials Select Sector SPDR® ETF (formerly,The Materials Select Sector SPDR Fund), State Street® Technology Select Sector SPDR® ETF (formerly, The Technology Select Sector SPDR Fund), and State Street® Utilities Select Sector SPDR® ETF (formerly, The Utilities Select Sector SPDR Fund), other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the September 30, 2022 and 2021 financial highlights taken as a whole.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements,whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.
COHEN & COMPANY, LTD.
Cleveland, Ohio
November 24, 2025, except for the effects of the share splits of State Street® Consumer Discretionary Select Sector SPDR® ETF (formerly, The Consumer Discretionary Select Sector SPDR Fund), State Street® Energy Select Sector SPDR® ETF (formerly, The Energy Select Sector SPDR Fund), State Street® Materials Select Sector SPDR® ETF (formerly, The Materials Select Sector SPDR Fund), State Street® Technology Select Sector SPDR® ETF (formerly, The Technology Select Sector SPDR Fund), and State Street® Utilities Select Sector SPDR® ETF (formerly, The Utilities Select Sector SPDR Fund)discussed in Note 13 to the financial statements, as to which the date is January 27, 2026.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
September 30, 2025 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2025.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2025 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.

THE SELECT SECTOR SPDR TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
September 30, 2025 (Unaudited)

Advisory Contract Renewal
At a meeting held on May 1, 2025 (the “May Meeting”), the Board of Trustees of The Select Sector SPDR® Trust (the “Trust”) considered the renewal of the Amended and Restated Investment Advisory Agreement dated December 1, 2003, as amended effective June 18, 2018 (the “Agreement”), between the Trust and SSGA Funds Management, Inc. (the “Adviser”) with respect to each series of the Trust (each a “Fund” and  collectively, the “Funds”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), also met separately with their independent legal counsel prior to a meeting held on April 10, 2025 (the “April Meeting”) to consider the Agreement and the materials provided by the Adviser and State Street Bank and Trust Company (“State Street”) in response to a request from independent legal counsel on their behalf. The April Meeting included a presentation by representatives of the Adviser and State Street during which the Independent Trustees and independent legal counsel were able to pose questions. Following the April Meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those materials were considered at the May Meeting, prior to which the Independent Trustees met separately with their independent legal counsel. In deciding whether to renew the Agreement, the Trustees considered various factors, including, among others, (i) the nature, extent and quality of the services provided by the Adviser under the Agreement, (ii) the investment performance of the Funds relative to their index, (iii) the costs to the Adviser of its services and the profits and other benefits realized by the Adviser and its affiliate, State Street, from their relationships with the Trust, (iv) the extent to which economies of scale would be realized if and as the Funds grow and whether the fee levels in the Agreement reflect a sharing of any such economies of scale and (v) the fees paid under the Agreement compared to the advisory fees paid by comparable funds.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior experience as Trustees of the Trust, as well as on the materials provided at their regular quarterly board meetings and those provided specifically for purposes of reviewing the Agreement. They noted that under the Agreement the Adviser is responsible for: (i) managing the investment operations of each of the Funds in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Trustees; (ii) providing necessary and appropriate reports and information to the Trustees; (iii) maintaining all necessary books and records pertaining to the Trust’s securities transactions; and (iv) furnishing each Fund with the assistance, cooperation and information necessary for the Fund to meet various legal requirements regarding registration and reporting. They noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”) investing in sectors of the S&P 500 Index, and the experience and expertise appropriate in an adviser to funds of that nature. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations of the Trust, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds’ portfolios, in monitoring and securing each Fund’s compliance with its investment objective and policies and with applicable law and regulations, and in seeking best execution of portfolio transactions. Drawing upon the materials provided and their general knowledge of the business of the Adviser and its affiliate, State Street Global Advisors Trust Company, with which the Adviser shares all of its senior personnel, the Trustees took into account the experience, resources and strength of the Adviser and its affiliates in the areas of indexed products generally, and ETFs in particular. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Trust were appropriate, had been of high quality during the past year, and could be expected to remain so.
Investment Performance of the Funds
The Trustees noted that, in view of the distinctive investment objective of each Fund, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Trustees was the extent to which each Fund achieved its objective to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in its applicable index. Drawing upon information provided at the April Meeting and at the May Meeting, and upon reports provided to the Trustees by the Adviser throughout the preceding year, the Trustees determined that the Funds had tracked their sector indexes within an acceptable range; they further concluded, on the basis of the data available (see discussion in “Comparison of Fees and Expense Ratios” below), that the expense ratio of each Fund was competitive with its peers. Accordingly, they concluded that the performance of each Fund was satisfactory.

THE SELECT SECTOR SPDR TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)
September 30, 2025 (Unaudited)

Profitability to the Adviser and its Affiliates
The Trustees considered the profitability of the advisory arrangement with the Funds to the Adviser and of the Trust’s relationship with the Adviser’s affiliate, State Street, in its role as Sub-Administrator, Transfer Agent, Custodian, Fund Accountant and Securities Lending Agent. The Trustees received data on the Funds’ profitability to the Adviser for calendar year 2024 as well as 2023 profitability data, along with data on the Trust’s profitability to State Street for the same and prior periods. The Trustees reviewed with representatives from both the Adviser and State Street the methods by which expenses were allocated to the Trust and to each of the Funds. On the basis of this information and discussions at the April Meeting and the May Meeting, the Trustees concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability at current asset levels was not such as to render the advisory fee excessive.
Other Benefits to the Adviser or its Affiliates
In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees noted that the Adviser does not currently use the Funds’ assets for, or participate in, third party soft dollar arrangements. It was further noted that the Trust’s brokerage transactions are not effected through the Adviser or any of its affiliates. The Trustees noted that the Adviser serves as Administrator to the Trust, that State Street, an affiliate of the Adviser, serves the Trust as Sub-Administrator, Transfer Agent, Custodian, Fund Accountant and Securities Lending Agent and that an affiliated securities lending fund is utilized as part of the Funds’ securities lending program which generates fees for State Street. The Trustees also noted that, based on their review of the arrangements for those services, any benefit the Adviser or the Adviser’s affiliate receives or had received from providing those services appears to be appropriate. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits or will derive other benefits from their relationships with the Trust, those benefits are not such as to render the Adviser’s fees excessive.
Economies of Scale
On the basis of their discussions with management and their analysis of information provided at and prior to the May Meeting, the Trustees determined that the nature of the Funds and their operations is such that the potential exists for the Adviser to realize economies of scale in the management of the Funds as the Funds grow in size. They were also of the view that these economies of scale were being shared with the Funds by virtue of an advisory fee, set at a relatively low level since the inception of the Trust, that subsumed economies of scale in the fee itself. Furthermore, the Trustees took into consideration the fact that, in order to ensure that if and as the Funds grow in size the economies of scale resulting from this growth would be shared with the Funds, the Adviser and State Street had each previously agreed to institute breakpoints in their respective fee schedules, including adding additional breakpoints to the advisory fee and sub-administration fee in 2024 and 2025, respectively.
Comparison of Fees and Expense Ratios
In order better to evaluate the Funds’ advisory fee, the Independent Trustees requested information with respect to expense ratios and advisory fees of comparable funds, and the Adviser provided: (1) comparative data from Broadridge Financial Solutions, Inc. (“Broadridge”) on advisory fees and expense ratios of peer index ETFs with a similar sector investment classification/objective and comparable asset size (with respect to each Fund, a “peer group”), and (2) expense ratios of peer index ETFs with a similar sector investment classification/objective. The Independent Trustees also requested, and the Adviser provided, information on the advisory fees charged to other Adviser clients with comparable investment objectives, and reviewed the differences in services provided to such clients, including the Adviser’s institutional accounts. The Trustees found that, because of the distinctive nature of the Funds, the universe of comparable funds and accounts was limited. Moreover, they noted that because many ETFs pay a unitary advisory fee, encompassing all or virtually all of the ETFs’ operating expenses, while each Fund’s advisory fee covered only advisory services, as reflected in the materials, the Fund’s advisory fee may appear to be low relative to its ETF peers. The Trustees then reviewed each Fund’s expense ratios compared to those of its peer group and noted that the total expense ratio of each Fund was below the average of its peer group, but also noted that each Fund (other than The Real Estate Select Sector SPDR® Fund and The Technology Select Sector SPDR® Fund) was larger than all ETFs in its peer group. The Independent Trustees noted that this had prompted them in past years to request that new breakpoints be added to the fee schedules of both the Agreement and the unitary fee payable under the Sub-Administration

THE SELECT SECTOR SPDR TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(continued)
September 30, 2025 (Unaudited)

Agreement, Custodian Agreement and Transfer Agency Agreement. The Trustees noted that at current asset levels, shareholders are benefiting from breakpoints, and shareholders should continue to benefit in the future with additional growth in assets.
Conclusion
Based on their review, the Trustees, including a majority of the Independent Trustees, as required by the 1940 Act, concluded that the terms of the Agreement are fair and reasonable and that renewal of the Agreement is in the best interests of each Fund. In deciding to approve the renewal of the Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together, and the Board did not allot a particular weight to any one factor or group of factors. The Trustees concluded that the nature and extent of the services provided by the Adviser were appropriate, that the performance of the Funds had been satisfactory, and that the Adviser could be expected to provide services of high quality. As to the Adviser’s fees for each Fund, the Trustees determined that the fees, considered in relation to the services provided and the peer group’s fees, were fair and reasonable, that the Trust’s relationship with the Adviser and State Street was not so profitable as to render the fees at current asset levels excessive, that any additional benefits to the Adviser and/or State Street were not of a magnitude to materially affect the outcome of the Trustees’ conclusions, and that, especially in light of the breakpoints in the Adviser’s and State Street’s fee schedules, the fees paid reflected a sharing of economies of scale with the Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	January 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	January 30, 2026